    As filed with the Securities and Exchange Commission on April 30, 1998.



                                                       Registration No. 33-32199
                                                                        811-5961

================================================================================

                       Securities and Exchange Commission
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM N-4

             Registration Statement Under the Securities Act of 1933
                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 12

                                     and/or
         Registration Statement Under The Investment Company Act Of 1940

                                Amendment No. 13


--------------------------------------------------------------------------------

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                              500 Mamaroneck Avenue
                            Harrison, New York 10528
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (914) 835-8400

                                 Paul R. McCadam
                              500 Mamaroneck Avenue
                            Harrison, New York, 10528
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland, Asbill, & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

               It is proposed that this filing will become effective:
                  ___   immediately upon filing pursuant to paragraph (b)

                   x    on May 1, 1998 pursuant to paragraph (b)
                  ---

                  ___   60 days after filing pursuant to paragraph (a)(i)
                  ___   on ___________ pursuant to paragraph (a)(i)
                  ___   75 days after filing pursuant to paragraph (a)(ii)
                  ___   on ___________ pursuant to paragraph (a)(ii) of Rule 485

               If appropriate check the following box:
                  ___ this Post -Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment.


Title of Securities Being Registered: Single Premium Variable Deferred Annuity Policies

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                   Showing Location In Part A (Prospectus) And
          Part B (Statement of Additional Information) of Registration
                  Statement of Information Required By Form N-4




                                            PART A

ITEM OF FORM N-4                             PROSPECTUS CAPTION
----------------                             ------------------
1.  Cover Page                               Cover Page

2.  Definitions                              DEFINITIONS

3.  Synopsis                                 SUMMARY

4.  Condensed Financial Information          CONDENSED FINANCIAL INFORMATION

5.  General Description of Registrant,
    Depositor and Portfolio Companies

    a. Depositor                             THE COMPANY

    b. Registrant                            The Variable Account

    c. Portfolio Company                     The Fund

    d. Fund Prospectus                       The Fund

    e. Voting Rights                         VOTING RIGHTS

    f. Administrators                        N/A

6.  Deductions and Expenses                  Charges Against the Policy, Variable Account, & Fund

    a. General                               Charges Against the Policy, Variable Account, & Fund

    b. Sales Load %                          Charges Against the Policy, Variable Account, & Fund -
                                             Surrender Charge

    c. Special Purchase Plan                 N/A

    d. Commissions                           DISTRIBUTION OF POLICIES

    e. Expenses - Registrant                 Charges Against the Policy, Variable Account, & Fund

    f. Fund Expenses                         Charges Against the Policy, Variable Account, & Fund -
                                             Other Charges Including Investment Management Fees

    g. Organizational Expenses               N/A

7.  General Description of Variable
    Annuity Contracts

    a. Persons With Rights                   DEFINITIONS - Owner, Joint Owner;  Payment of Proceeds;
                                             Payment Options; Partial Withdrawals; Other Policy Provisions;
                                             VOTING RIGHTS

    b. (i)   Allocation of Premium Payments  Premiums

       (ii)  Transfers                       Transfers; Payment of Benefits, Partial Withdrawals, Cash
                                             Surrenders, & Transfers - Postponement

       (iii) Exchanges                       N/A

    c. Changes                               Reserved Rights

    d. Inquiries                             SUMMARY - Questions

8.  Annuity Period                           Payment Options

9.  Death Benefit                            Payment of Proceeds; Payment of Benefits, Partial Withdrawals, Cash
                                             Surrenders, & Transfers - Postponement; Payment Options

10. Purchases and Contract Value

    a. Purchases                             Premiums

    b. Valuation                             Variable Account Value

    c. Daily Calculation                     Variable Account Value

    d. Underwriter                           DISTRIBUTION OF POLICIES

11. Redemptions
    a. - By Owners                           Payment of Proceeds - Proceeds on Surrender;  Partial
                                             Withdrawals; Payment of Benefits, Partial Withdrawals, Cash
                                             Surrenders, & Transfers - Postponement

       - By Annuitant                        Payment of Proceeds - Proceeds on Death of Last Surviving
                                             Annuitant Before Annuity Date or Maturity Date; Payment
                                             Options

    b. Texas ORP                             N/A

    c. Check Delay                           Payment of Benefits, Partial Withdrawals, Cash Surrenders, &
                                             Transfers - Postponement

    d. Lapse                                 Premiums - Termination

    e. Free Look                             Ten Day Right to Examine the Policy

12. Taxes                                    Charges Against the Policy, Variable Account, & Fund - Taxes;
                                             FEDERAL TAX STATUS

13. Legal Proceedings                        LEGAL PROCEEDINGS

14. Table of Contents of the Statement of    STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
    Additional Information


                                            PART B

ITEM OF FORM N-4                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
----------------                             -------------------------------------------
15. Cover Page                               Cover Page

16. Table of Contents                        STATEMENT OF ADDITIONAL INFORMATION TABLE OF
                                             CONTENTS

17. General Information and History          See Prospectus - THE COMPANY; THE VARIABLE ACCOUNT
                                             AND THE FUND

18. Services

    a. Fees and Expenses of Registrant       N/A

    b. Management Contract                   N/A

    c. Custodian                             SAFEKEEPING OF ACCOUNT ASSETS

    d. Independent Public Accountant         EXPERTS

    e. Assets of Registrant                  SAFEKEEPING OF ACCOUNT ASSETS

    f. Affiliated Persons                    N/A

    g. Principal Underwriter                 PRINCIPAL UNDERWRITER; See Prospectus - DISTRIBUTION
                                             OF POLICIES

19. Purchase of Securities Being Offered     See Prospectus - DISTRIBUTION OF POLICIES

20. Underwriter                              PRINCIPAL UNDERWRITER; See Prospectus - DISTRIBUTION
                                             OF POLICIES

21. Calculation of Performance Data          CALCULATION OF YIELDS AND TOTAL RETURNS

22. Annuity Payments                         See Prospectus - Payment Options

23. Financial Statements                     FINANCIAL STATEMENTS

                                     PART A



                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
         HOME OFFICE: 500 MAMARONECK AVENUE, HARRISON, NEW YORK 10528
                                 (914) 835-8400
-------------------------------------------------------------------------------
                                   PROSPECTUS
                           VARIABLE ANNUITY ACCOUNT 1
                SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
-------------------------------------------------------------------------------


This Prospectus describes the single premium variable deferred annuity policy (the "Policy") offered by Canada Life Insurance Company of New York ("we," "our," or "us"), a stock life insurance company domiciled in New York which is a wholly-owned subsidiary of The Canada Life Assurance Company. The Policy is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment.


The Owner ("you") may allocate Net Premiums when paid and Policy Value among the twenty-six Sub-Accounts of the Canada Life of New York Variable Annuity Account 1 (the "Variable Account") and the Fixed Account or both. The Fixed Account is part of our general account and guarantees a minimum fixed rate of interest. The Fixed Account may additionally offer declared rates of interest for specified periods of time: one year, three years, five years, seven years and ten years (each a "Guarantee Period"). Assets of each Sub-Account are invested in the corresponding portfolios of The Alger American Fund ("Alger American"); Berger Institutional Products Trust ("Berger Trust"); Canada Life of America Series Fund, Inc. ("CLASF"); The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible"); Dreyfus Variable Investment Fund ("Dreyfus"); Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II"); Fidelity Investments Variable Insurance Products Fund III ("Fidelity VIP III"); The Montgomery Funds III ("Montgomery"); or Seligman Portfolios, Inc. ("Seligman") (each, individually, "a Fund," and collectively, "the Funds"). The Policy Value prior to the Annuity Date or Maturity Date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolio of the Funds in which your elected Sub-Accounts are invested. You bear the entire investment risk on amounts allocated to the Variable Account. Except in the case of the one year Guarantee Period, Policy Value and other values provided by this Policy, when based on Guarantee Periods of the Fixed Account which may be offered, are subject to a Market Value Adjustment, the operation of which may result in upward or downward adjustments of amounts withdrawn, surrendered, or transferred, but Net Premiums and Policy Value allocated to the Fixed Account are guaranteed to earn interest at an annual rate of at least three percent. The Market Value Adjustment and certain Guarantee Periods may not be available in New York.


This Prospectus sets forth basic information about the Policy, the Variable Account, and the Fixed Account that a prospective investor ought to know before investing. Additional information about the Policy and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included in this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or phone number shown above.


 PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS
  PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE
   COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES AND SHARES OF THE FUNDS ARE NOT INSURED BY THE
  FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY
   BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION,
           INVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


  *Policies issued prior to January 26, 1996 were issued as flexible premium variable deferred annuity policies. Additional premium payments may be made under such policies.


                  The date of this Prospectus is May 1, 1998.

                               TABLE OF CONTENTS


DEFINITIONS..................................................3
SUMMARY......................................................5
TABLE OF EXPENSES...........................................10
CONDENSED FINANCIAL INFORMATION.............................15
THE COMPANY.................................................17
THE VARIABLE ACCOUNT, THE FUNDS AND FIXED ACCOUNT...........18
     The Variable Account...................................18
     The Funds..............................................18
         Alger American Growth Portfolio....................20
         Alger American Leveraged AllCap Portfolio..........20
         Alger American MidCap Growth Portfolio.............20
         Alger American Small Capitalization Portfolio......20
         Berger/BIAM IPT-International Fund.................21
         Berger IPT-Small Company Growth Fund...............21
         Dreyfus Capital Appreciation Portfolio.............21
         Dreyfus Growth and Income Portfolio................21
         Fidelity VIP Growth Portfolio......................22
         Fidelity VIP High Income Portfolio.................22
         Fidelity VIP Overseas Portfolio....................22
         Fidelity VIP II Asset Manager Portfolio............22
         Fidelity VIP II Contrafund Portfolio...............22
         Fidelity VIP II Index 500 Portfolio................22
         Fidelity VIP III Growth Opportunities Portfolio....23
         Montgomery Variable Series: Emerging Markets Fund..23
         Montgomery Variable Series: Growth Fund............23
         Seligman Portfolios, Inc...........................23
         Seligman Communications and Information Portfolio..23
         Seligman Frontier Portfolio........................23
     Reserved Rights........................................23
     Change In Investment Objective.........................24
     The Fixed Account......................................24
         Guarantee Amount...................................24
         Guarantee Periods..................................24
         Market Value Adjustment............................26
DESCRIPTION OF ANNUITY POLICY...............................27
     Ten Day Right to Examine Policy........................27
     Premiums.............................................. 27
         Initial Premium....................................27
         Additional Premiums................................27
         Pre-Authorized Check Plan..........................27
         Wire Transmittal Privilege.........................27
         Electronic Data Transmission of Application
                Information.................................28
         Net Premium Allocation.............................28
     Termination............................................28
     Variable Account Value.................................29
         Units..............................................29
         Unit Value.........................................29
         Net Investment Factor..............................29
     Transfers..............................................30
         Transfer Privilege.................................30
         Telephone Transfer Privilege.......................30
         Intouch(TM) Voice Response System..................30
         Dollar Cost Averaging Privilege....................31
         Restrictions on Transfers from Fixed Account.......31
         Transfer Processing Fee............................31
     Payment of Proceeds....................................31
         Proceeds ..........................................31
         Proceeds on Annuity Date or Maturity Date..........32
         Proceeds on Surrender..............................32
         Proceeds on Death of Last Surviving Annuitant
            Before Annuity Date or Maturity Date
           (The Death Benefit)..............................32
         Proceeds on Death of Any Owner Before or After
           Annuity Date or Maturity Date....................34
     Partial Withdrawals....................................34
         Systematic Withdrawal Privilege ("SWP")............35
     Portfolio Rebalancing ("Rebalancing")..................35
     Loans..................................................36

     Payment of Benefits, Partial Withdrawals,
         Cash Surrenders and Transfers - Postponement.......36
     Charges Against the Policy, Variable Account, and
         Funds..............................................37
         Surrender Charge...................................37
         Policy Administration Charge.......................37
         Daily Administration Fee...........................38
         Transfer Processing Fee............................38
         Annualized Mortality and Expense Risk Charge.......38
         Reduction or Elimination of Surrender Charges and
             Policy Administration Charges..................39
         Taxes..............................................39
         Other Charges Including Investment Advisory Fees...39
     Payment Options........................................40
         Election of Options................................40
         Description of Payment Options.....................40
         Payment Dates......................................40
         Age and Survival of Payee..........................40
         Death of Payee.....................................41
     Betterment of Income...................................41
     Other Policy Provisions................................41
         Owner or Joint Owner...............................41
         Beneficiary........................................41
         Written Notice.....................................41
         Periodic Reports...................................42
         Assignment.........................................42
         Modification.......................................42
YIELDS AND TOTAL RETURNS....................................42
TAX DEFERRAL................................................44
FEDERAL TAX STATUS..........................................44
     Introduction...........................................44
     The Company's Tax Status...............................45
     Tax Status of the Policy...............................45
         Diversification Requirements.......................45
         Owner Control......................................45
         Required Distributions.............................45
     Taxation of Annuities..................................46
         In General.........................................46
         Withdrawals/Distributions..........................46
         Annuity Payments...................................47
         Taxation of Death Benefit Proceeds.................47
         Penalty Tax on Certain Withdrawals.................47
     Transfers, Assignments, or Exchanges of a Policy.......47
     Withholding............................................48
     Multiple Policies......................................48
     Possible Tax Changes...................................48
     Taxation of Qualified Plans............................48
         Individual Retirement Annuities and Simplified
                    Employee Pensions (SEP/IRAs)............48
         SIMPLE Individual Retirement Annuities.............49
         ROTH Individual Retirement Annuities...............49
         Minimum Distribution Requirements ("MDR")..........49
         Corporate and Self-Employed (H.R.10 and Keogh)
                    Pension and Profit-Sharing Plans........50
         Deferred Compensation Plans........................50
         Tax-Sheltered Annuity Plans........................50
     Other Tax Consequences.................................51
DISTRIBUTION OF POLICIES....................................51
LEGAL PROCEEDINGS...........................................51
VOTING RIGHTS...............................................52
PREPARING FOR YEAR 2000.....................................52
FINANCIAL STATEMENTS........................................52
STATEMENT OF ADDITIONAL INFORMATION - TABLE
   OF CONTENTS..............................................53

                                  DEFINITIONS


ANNUITANT: Any natural person whose life is used to determine the duration of any payments made under a payment option involving life contingencies. The term Annuitant also includes any Joint-Annuitant, a term used to refer to more than one Annuitant.


ANNUITY DATE: The date when the Policy Value will be applied under an annuity payment option.

BENEFICIARY: The person to whom we will pay the proceeds payable on your death or the death of the Last Surviving Annuitant.

CASH SURRENDER VALUE: The Policy Value less: 1) any applicable surrender charge; 2) the policy administration charge; and 3) any applicable Market Value Adjustment.




COMPANY: Canada Life Insurance Company of New York.

DUE PROOF OF DEATH: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; and/or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

EFFECTIVE DATE: The date we accept your application and apply your initial premium.

FIXED ACCOUNT: Part of our general account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of the Variable Account.


FUNDS: The Canada Life of America Series Fund, Inc.; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Fidelity Investments Variable Insurance Products Fund III; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; The Alger American Fund; The Montgomery Funds III; and the Berger Trust.


GUARANTEE AMOUNT: Before the Annuity Date, the amount equal to that part of any Net Premium allocated to or Policy Value transferred to the Fixed Account for a designated Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals (including any applicable surrender charges, any applicable Market Value Adjustment and any applicable premium tax charge) or transfers (including any applicable Market Value Adjustments) therefrom.

GUARANTEE PERIOD: A specific number of years for which we agree to credit a particular effective annual rate of interest. We may offer Guarantee Periods of one, three, five, seven and ten years.

GUARANTEED INTEREST RATE: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

HOME OFFICE: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.


JOINT-ANNUITANT: A term used solely for the purpose of referring to more than one Annuitant. There is no other distinction between the terms Annuitant and Joint-Annuitant. A Joint-Annuitant: 1) is allowed but not required under a non-Qualified Policy and 2) is not allowed under a Qualified Policy and any designation of a Joint-Annuitant under a Qualified Policy will be of no effect.


JOINT OWNER: A term used solely for the purpose of referring to more than one Owner. There is no other distinction between the terms Owner and Joint Owner.


LAST SURVIVING ANNUITANT: The Annuitant or Joint-Annuitant that survives the other.

MARKET VALUE ADJUSTMENT: A positive or negative adjustment that may apply to any portion of a Guarantee Amount upon the surrender, withdrawal, or transfer of such portion of the Guarantee Amount before the expiration of the Guarantee Period applicable to that Guarantee Amount.

MATURITY DATE: The first day of the month after the Last Surviving Annuitant's 85th birthday (90th birthday pending regulatory approval).

NET PREMIUMS: The premium paid less any premium tax deducted in the year the premium is paid.

NONQUALIFIED POLICY: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended (the "Code"). See "FEDERAL TAX STATUS".

OWNER: The Owner is entitled to exercise all rights and privileges provided the Owner in the policy. The term Owner also includes any Joint Owner.

PAC: Pre-authorized check, including electronic fund transfers.

POLICY: One of the single premium variable deferred annuity policies offered by this Prospectus.

POLICY VALUE: The sum of the Variable Account value and the Fixed Account value.

POLICY DATE, YEARS, MONTHS, and ANNIVERSARIES: Are measured from the Policy Date shown in the "Policy Details" of the policy.


QUALIFIED POLICY: A Policy that is issued in connection with plans that receive special federal income tax treatment under sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code. See "FEDERAL TAX STATUS".



SUB-ACCOUNT(S): The Variable Account is divided into twenty-six Sub-Accounts. The assets of the Sub-Accounts are invested in the corresponding portfolios of the Funds.

UNIT: A measurement used in the determination of the policy's Variable Account value before the Annuity Date or Maturity Date.


VALUATION DAY: Each day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period beginning at the close of business on a valuation day and ending at the close of business on the next succeeding valuation day. The close of business is when the New York Stock Exchange closes (usually at 4:00 p.m. Eastern Time).

VARIABLE ACCOUNT: The Canada Life of New York Variable Annuity Account 1.

WE, OUR, and US: Canada Life Insurance Company of New York.

WRITTEN NOTICE: See the "Written Notice" provision in the "Other Policy Provisions" section of this Prospectus.

YOU or YOUR: The Owner. See the definitions of "Owner" and "Joint Owner" above.

                                    SUMMARY

TEN DAY RIGHT TO EXAMINE POLICY

You have ten days after you receive the Policy to decide if the Policy meets your needs, and if the Policy does not meet your needs to return the Policy to our Home Office. We will promptly return the Policy Value. When the Policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.

PREMIUMS

FOR POLICIES ISSUED ON OR AFTER JANUARY 26, 1996:

The minimum single premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRAs). No further premiums are payable. Our prior approval is required before your total premium paid exceeds $1,000,000. You may allocate your Net Premium among the Sub-Accounts of the Variable Account and the Fixed Account.
See "Premiums" .

FOR POLICIES ISSUED PRIOR TO JANUARY 26, 1996:

The minimum initial premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRA's). However, the minimum initial premium is $100 ($50 if the Policy is an Individual Retirement Annuity) if submitted with a pre-authorized check ("PAC") agreement. You may make additional premium payments during any Annuitant's lifetime and before the Annuity Date or Maturity Date. The minimum additional premium is $1,000, or $100 per month if paid by PAC (or $50 per month if paid by PAC if the Policy is an Individual Retirement Annuity). Our prior approval is required before your total premiums paid exceed $1,000,000. You may allocate your Net Premiums among the Sub-Accounts of the Variable Account and the Fixed Account. See "Premiums".

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account consisting of twenty-six Sub-Accounts. The Policy Value before the Annuity Date or Maturity Date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolios of the Fund in which your elected Sub-Accounts are invested. See "The Variable Account."


THE FUNDS


The assets of each Sub-Account are invested in the corresponding portfolios of the Funds. The Funds currently offer twenty-six portfolios available for investment under the Policy: Bond; Capital; Managed; Money Market; International Equity; Value Equity (formerly known as Equity); Alger American Growth; Alger American MidCap Growth; Alger American Leveraged AllCap; Alger American Small Capitalization; Berger/BIAM IPT - International; Berger IPT-Small Company Growth; Dreyfus Capital Appreciation; Dreyfus Growth and Income; Dreyfus Socially Responsible; Fidelity VIP Growth; Fidelity VIP High Income; Fidelity VIP Overseas; Fidelity VIP II Asset Manager; Fidelity VIP II Contrafund; Fidelity VIP II Index 500; Fidelity VIP III Growth Opportunities; Montgomery Variable Series: Emerging Markets; Montgomery Variable Series:
Growth; Seligman Communications and Information; and Seligman Frontier. The Funds are diversified, open-end investment companies. See "The Funds".


THE FIXED ACCOUNT


The Fixed Account is not part of and does not depend on the investment performance of the Variable Account. Under the Fixed Account you may allocate all or a portion of Net Premium payments and transfer Policy Value among one or more Guarantee Periods, as available. We may offer Guarantee Periods with durations of one, three, five, seven, and ten years. If the amount allocated or transferred remains in a Guarantee Period until the expiration date of a Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied on an annually compounded basis, by its Guaranteed Interest Rate. Except for the one year Guarantee Period, any surrender, withdrawal, or transfer made before the expiration of a Guarantee Period will be subject to a Market Value Adjustment that may increase or decrease the Guarantee Amount (or portion thereof) being surrendered, withdrawn or transferred. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be greater or less than the Guarantee Amount at the time of the transaction. However, the Market Value Adjustment will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year. The Market Value Adjustment does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period (See "THE FIXED ACCOUNT Market Value Adjustment").



The Market Value Adjustment and certain Guarantee Periods may not be available in New York.


TRANSFERS

You may transfer all or part of an amount in a Sub-Account or the Fixed Account to another Sub-Account(s) or the Fixed Account, subject to certain restrictions. See "Transfers".

DEATH BENEFIT

If we receive Due Proof of Death ("Due Proof") of the Last Surviving Annuitant before the Annuity Date or Maturity Date, we will pay the Beneficiary a Death Benefit.

      THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR
       SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

     If we receive Due Proof during the first five years, the Death Benefit is the greater of:

          1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or 2. the Policy Value on the date we receive Due Proof of Last Surviving Annuitant's death.

     If we receive Due Proof after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above; or
          2.   item "2" above; or
          3. the Policy Value at the end of the most recent 5 Policy Year period preceding the date we receive Due Proof of Last Surviving Annuitant's death, adjusted for any of the following items that occur after such last 5 Policy Year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

     If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

        THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS WERE OBTAINED IN THE JURISDICTIONS IN WHICH THE CONTRACTS ARE OFFERED.

     If we receive Due Proof during the first seven Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
          2. the Policy Value on the date we receive Due Proof of Last Surviving Annuitant's death.

     If we receive Due Proof after the first seven Policy Years, the Death Benefit is the greatest of:

               1.   item "1" above; or
               2.   item "2" above; or
               3. the Policy Value at the end of the most recent 7 Policy Year period preceding the date we receive Due Proof of Last Surviving Annuitant's death, adjusted for any of the following items that occur after such last 7 Policy Year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

     THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS WERE OBTAINED IN THE JURISDICTION IN WHICH THE CONTRACTS ARE OFFERED.

     If we receive Due Proof during the first five Policy Years, the Death Benefit is the greater of:

               1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
               2. the Policy Value on the date we receive Due Proof of Last Surviving Annuitant's death.

     If we receive Due Proof after the first five Policy Years, the Death Benefit is the greatest of:

               1.   item "1" above; or
               2.   item "2" above; or
               3. the Policy Value at the end of the most recent 5 year policy period preceding the date we receive Due Proof of Last Surviving Annuitant's death, adjusted for any of the following items that occur after such last 5 year policy period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 year policy periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

No Death Benefit is payable if the Policy is surrendered before the Last Surviving Annuitant's death.

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date".

PARTIAL WITHDRAWALS AND CASH SURRENDERS

You may withdraw part or all of the Cash Surrender Value at any time before the earlier of the death of Last Surviving Annuitant, the Annuity Date or Maturity Date, subject to certain limitations. See "The Fixed Account," "Partial Withdrawals" and "Proceeds on Surrender". Partial withdrawals and cash surrenders may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS".

POLICY CHARGES


     No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made. For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from Policy Value attributable to premiums in the following order:




                                                                                                          SURRENDER CHARGE

     1. Up to 100% of positive investment earnings of each variable Sub-Account available at the time the request is made, PLUS.............................................................................None
     2. Up to 100% of interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, PLUS................................................................ None
     3. Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a
        Policy Year, PLUS..............................................................................................None
     4. Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available at any time....................................................................................................None
     5. Premiums subject to a surrender charge:

          For policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered: (For 5 years from the date of payment, each premium is subject to a 6% surrender
          charge. After the 5th year, no surrender charge will apply to such payment)....................................6%

          For policies issued after April 30, 1995 or such later date as applicable regulatory approvals were obtained:
                 Policy Years Since Premium Was Paid
                 -----------------------------------
                   Less than 1...........................................................................................6%
                   At least 1, but less than 2...........................................................................6%
                   At least 2, but less than 3...........................................................................5%
                   At least 3, but less than 4...........................................................................5%
                   At least 4, but less than 5...........................................................................4%
                   At least 5, but less than 6...........................................................................3%
                   At least 6, but less than 7...........................................................................2%
                   At least 7..........................................................................................None


See "Surrender Charge".

We deduct a policy administration charge of $30 for the prior Policy Year on each Policy Anniversary. If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the policy administration charge for the prior Policy Year. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the surrender occurs on the Policy Anniversary. See "Policy Administration Charge".


At each Valuation Period, we also deduct a daily administration fee at an effective annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee".

The first 12 transfers during each Policy Year are free under our current Company policy, which we reserve the right to change. The Company currently assesses a $25 transfer fee for the 13th and each additional transfer in a Policy Year. See "Transfer Processing Fee".

We deduct a mortality and expense risk charge at each Valuation Period from the assets of the Variable Account at an effective annual rate of 1.25%. This charge is not made after the Annuity Date or Maturity Date, or against any amounts in the Fixed Account. See "Annualized Mortality and Expense Risk Charge".

No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change. See "Taxes".

Each portfolio of the Funds in which the Variable Account invests is responsible for its own expenses. In addition, charges for investment advisory services are charged daily from each portfolio of each Fund. See "Other Charges Including Investment Advisory Fees" and the attached "PROSPECTUSES FOR THE FUNDS."

LOANS

The Company may offer a loan privilege to Owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA (Employee Retirement Income Security Act of 1974, as amended). If offered, Owners of such policies may obtain loans using the Policy as the only security for the loan. The effective cost of a policy loan would be 2% per year of the amount borrowed. See "Loans".

ANNUITY DATE, MATURITY DATE AND PAYMENT OPTIONS

On the Annuity Date, we will apply the Policy Value under a Payment Option 1, unless you have elected to receive the Cash Surrender Value in a lump sum, or pursuant to a mutually agreed upon payment option, Payment Option 2. Payments under these payment options do not depend on the Variable Account's investment performance. The proceeds we will pay on the Maturity Date is the Policy Value. The payment options are: 1) Life Income; and 2) Mutual Agreement. See "Payment Options".

OTHER POLICY PROVISIONS

For information concerning the Owner, Beneficiary, Written Notice, periodic policy reports, assignment, and modification see "Other Policy Provisions".

FEDERAL TAX STATUS

For a brief discussion of our current understanding of the federal tax laws concerning us and the annuity policies we issue see "FEDERAL TAX STATUS".

QUESTIONS

We will be happy to answer your questions about the Policy or our procedures. Call or write to us at the phone number or address on page one. All inquiries should include the policy number and the names of the Owner and the Annuitant.

                               TABLE OF EXPENSES

EXPENSE DATA

The following information regarding expenses assumes that the entire Policy Value is in the Variable Account:



POLICYOWNER TRANSACTION EXPENSES*
--------------------------------
Sales load on premiums ................................................................................................None

     Maximum contingent deferred sales charge as a percentage of amount surrendered (10% of total premiums still subject to a surrender charge and
     100% of earnings are free
      of any sales load. See "Policy Charges") ..........................................................................6%
     Transfer fee
        Current Policy - First 12 transfers each Policy Year.........................................................No fee
        Each transfer thereafter...........................................................................$25 per transfer

     POLICY ADMINISTRATION CHARGE............................................................................$30 per Policy
     ----------------------------
       (waived for the prior Policy Year if the Policy Value is $75,000 or more on the Policy Anniversary)

     VARIABLE ACCOUNT ANNUAL EXPENSES
     --------------------------------
     (as a percentage of average account value)
     Mortality and expense risk charges...............................................................................1.25%
     Daily Administration Fee**.......................................................................................0.15%
     Total Variable Account annual expenses...........................................................................1.40%


     PORTFOLIOS' ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1997*** (as a percentage of average net assets)



                                                                                         OTHER EXPENSES              TOTAL
                                                                MANAGEMENT                AFTER EXPENSE              ANNUAL
                           PORTFOLIO                               FEES                   REIMBURSEMENT***          EXPENSES
                           ---------                            ----------               --------------             ---------
       Bond                                                       0.50%                       0.40%                   0.90%
       Capital                                                    0.50%                       0.40%                   0.90%
       International Equity                                       0.80%                       0.40%                   1.20%
       Managed                                                    0.50%                       0.40%                   0.90%
       Money Market                                               0.50%                       0.25%                   0.75%
       Value Equity                                               0.50%                       0.40%                   0.90%
       Alger American Growth                                      0.75%                       0.04%                   0.79%
       Alger American Leveraged AllCap                            0.85%                       0.15%                   1.00%
       Alger American MidCap Growth                               0.80%                       0.04%                   0.84%
       Alger American Small Capitalization                        0.85%                       0.04%                   0.89%
       Berger/BIAM IPT-International                              0.00%                       1.20%                   1.20%
       Berger IPT-Small Company Growth                            0.00%                       1.15%                   1.15%
       Dreyfus Capital Appreciation                               0.75%                       0.05%                   0.80%
       Dreyfus Growth and Income                                  0.75%                       0.05%                   0.80%

                                                                                         OTHER EXPENSES              TOTAL
                                                                MANAGEMENT                AFTER EXPENSE              ANNUAL
                           PORTFOLIO                               FEES                   REIMBURSEMENT***          EXPENSES
                           ---------                            ----------               --------------             ---------

       Dreyfus Socially Responsible                               0.75%                       0.07%                   0.82%
       Fidelity VIP Growth                                        0.60%                       0.09%                   0.69%
       Fidelity VIP High Income                                   0.59%                       0.12%                   0.71%
       Fidelity VIP Overseas                                      0.75%                       0.17%                   0.92%
       Fidelity VIP II Asset Manager                              0.55%                       0.10%                   0.65%
       Fidelity VIP II Contrafund                                 0.60%                       0.11%                   0.71%
       Fidelity VIP II Index 500                                  0.24%                       0.04%                   0.28%
       Fidelity VIP III Growth Opportunities                      0.60%                       0.14%                   0.74%
       Montgomery Variable Series: Emerging Markets               1.25%                       0.50%                   1.75%
       Montgomery Variable Series: Growth                         0.00%                       0.34%                   0.34%
       Seligman Communications and Information                    0.75%                       0.12%                   0.87%
       Seligman Frontier                                          0.75%                       0.14%                   0.89%




     * In addition to the policyowner transaction expenses reflected in the table, a Market Value Adjustment applies to the Guarantee Amount subject to surrender, withdrawal, or transfer except during the 30 days following the expiration of a Guarantee Period. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period. The Market Value Adjustment and certain Guarantee Periods may not be available in New York.






     ** The Daily Administration Fee is imposed only under policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the policies are offered. We do not assess the Daily Administration Fee under policies issued prior to May 1, 1994.

     *** We currently reimburse CLASF for expenses that exceed 0.40% of the average daily net assets of Managed, Bond, Value Equity, Capital and International Equity Portfolios, and 0.25% of the Money Market Portfolio. Absent such reimbursement, the "Other Expenses" for the Money Market Portfolio would have been 0.59%, for the Bond Portfolio 0.57%, and for the International Equity Portfolio 0.76%. "Other Expenses" for the Managed, Value Equity, and Capital Portfolios did not exceed the reimbursement level of 0.40%.

         A portion of the brokerage commissions that certain Fidelity VIP Growth Portfolio, Fidelity VIP Overseas Portfolio, and Fidelity VIP II Asset Manager Portfolio Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for Fidelity VIP Growth Portfolio, 0.92% for Fidelity VIP Overseas Portfolio, and 0.73% for Fidelity VIP II Asset Manager Portfolio. Fidelity VIP II Index 500 Fund expenses were voluntarily reduced by the Funds' investment adviser. Absent reimbursement, the management fee, other expenses, and total expenses would have been 0.28%, 0.15%, and 0.43% respectively.

         The Manager of the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: Growth Fund has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the Emerging Markets Fund and the Growth Fund at or below 1.75% and 1.25%, respectively, of average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to policyowners investing in the Montgomery Variable Series: Emerging Markets Fund and/or the Montgomery Variable Series: Growth Fund. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: Growth Fund within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable expense limitations. The Management Fees, Other Expenses and Total Annual Expenses absent voluntary reimbursements for the Montgomery Variable Series: Growth Fund were 1.0%, 0.97% and 1.97%; and 1.25%, 0.56%, and 1.81% for the
         Montgomery Variable Series: Emerging Markets Fund. For the Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series:
         Growth Fund, the applicable expense limitation for the current fiscal year is 1.75% and 1.25%, respectively, and total expenses for the Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: Growth Fund are expected to be 1.75% and 1.25%, respectively.

         The Managers of the Berger/BIAM IPT-International Fund and the Berger IPT-Small Company Growth Fund have voluntarily agreed to waive their management fees and expect to voluntarily reimburse the Fund for additional expenses to the extent that the Funds' total annual expenses exceed 1.20% and 1.15%, respectively.


         Because the Berger IPT-Small Company Growth, Dreyfus Capital Appreciation, Fidelity VIP II Contrafund and Fidelity VIP III Growth Opportunities Sub-Accounts will not commence operations until May 1, 1998, the "Other Expenses" for these Sub-Accounts are based on estimated amounts for the current fiscal year.

         As the Berger IPT-Small Company Growth, Dreyfus Capital Appreciation, Fidelity VIP II Contrafund and Fidelity VIP III Growth Opportunities Sub-Accounts did not commence operations until May 1, 1998, the "Other Expenses" for these Sub-Accounts are based on estimated amounts for the current fiscal year.


         There is no assurance that these waiver or reimbursement policies will be continued in the future. In the event that any of these waivers or reimbursements are discontinued, they will be reflected in an updated prospectus.

     The data with respect to the Portfolios' annual expenses have been provided to us by the Funds and we have not independently verified such data.

     The purpose of the above Table of Expenses is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Table of Expenses reflects expenses of the separate account as well as the Funds.

     For a more complete description of the various costs and expenses, see "Charges Against The Policy, Variable Account, And Funds" and the Funds' Prospectuses. In addition to the expenses listed above, premium taxes may be applicable, which currently range between 0.5% to 3.5%, according to the jurisdiction. No premium tax is currently payable under New York law.

     EXAMPLES

A policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     1. If the Policy is surrendered at the end of the applicable time period:


                     SUB-ACCOUNT                           1 YEAR           3 YEARS          5 YEARS          10 YEARS
                     -----------                           ------           -------          -------          --------
Bond                                                         $78              $119             $163              $272
Capital                                                      $78              $119             $163              $272
International Equity                                         $81              $128             $178              $302
Managed                                                      $78              $119             $163              $272
Money Market                                                 $77              $115             $156              $257
Value Equity                                                 $78              $119             $163              $272
Alger American Growth                                        $77              $116             $158              $261
Alger American Leveraged AllCap                              $79              $122             $168              $282
Alger American MidCap Growth                                 $78              $118             $160              $266
Alger American Small Capitalization                          $78              $119             $163              $271
Berger/BIAM IPT - International                              $81              $128             $178              $302
Berger IPT-Small Company Growth                              $81              $127               *                 *
Dreyfus Capital Appreciation                                 $77              $116               *                 *
Dreyfus Growth and Income                                    $77              $116             $158              $262
Dreyfus Socially Responsible                                 $77              $117             $159              $264
Fidelity VIP Growth                                          $76              $113             $153              $251
Fidelity VIP High Income                                     $76              $114             $154              $253
Fidelity VIP Overseas                                        $78              $120             $164              $274
Fidelity VIP II Asset Manager                                $76              $112             $151              $247
Fidelity VIP II Contrafund                                   $76              $114               *                 *
Fidelity VIP II Index 500                                    $72              $101             $132              $208
Fidelity VIP III Growth Opportunities                        $77              $115               *                 *
Montgomery Variable Series: Emerging Markets                 $87              $145             $205              $354
Montgomery Variable Series: Growth                           $73              $102             $135              $214
Seligman Communications and Information                      $78              $119             $162              $269
Seligman Frontier                                            $78              $119             $163              $271



* Pursuant to regulations set forth by the Securities and Exchange Commission, examples for 5 and 10 Year periods have not been provided for Sub-Accounts commencing operations on or after May 1, 1998.

     2. If the Policy is annuitized or not surrendered at the end of the applicable time period:


                     SUB-ACCOUNT                           1 YEAR           3 YEARS          5 YEARS          10 YEARS
                     -----------                           ------           -------          -------          --------
Bond                                                         $24              $ 74             $127              $272
Capital                                                      $24              $ 74             $127              $272
International Equity                                         $27              $ 83             $142              $302
Managed                                                      $24              $ 74             $127              $272
Money Market                                                 $23              $ 70             $120              $257
Value Equity                                                 $24              $ 74             $127              $272
Alger American Growth                                        $23              $ 71             $122              $261
Alger American Leveraged AllCap                              $25              $ 77             $132              $282
Alger American MidCap Growth                                 $24              $ 73             $124              $266
Alger American Small Capitalization                          $24              $ 74             $127              $271
Berger/BIAM IPT - International                              $27              $ 83             $142              $302
Berger IPT-Small Company Growth                              $27              $ 82               *                 *
Dreyfus Capital Appreciation                                 $23              $ 71               *                 *
Dreyfus Growth and Income                                    $23              $ 71             $122              $262
Dreyfus Socially Responsible                                 $23              $ 72             $123              $264
Fidelity VIP Growth                                          $22              $ 68             $117              $251
Fidelity VIP High Income                                     $22              $ 69             $118              $253
Fidelity VIP Overseas                                        $24              $ 75             $128              $274
Fidelity VIP II Asset Manager                                $22              $ 67             $115              $247
Fidelity VIP II Contrafund                                   $22              $ 69               *                 *
Fidelity VIP II Index 500                                    $18              $ 56             $ 96              $208
Fidelity VIP III Growth Opportunities                        $23              $ 70               *                 *
Montgomery Variable Series: Emerging Markets                 $33              $100             $169              $354
Montgomery Variable Series: Growth                           $19              $ 57             $ 99              $214
Seligman Communications and Information                      $24              $ 74             $126              $269
Seligman Frontier                                            $24              $ 74             $127              $271



* Pursuant to regulations set forth by the Securities and Exchange Commission, examples for 5 and 10 Year periods have not been provided for Sub-Accounts commencing operations on or after May 1, 1998.


The examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.


The examples provided above assume that no transfer charge or Market Value Adjustment has been assessed. The examples also reflect a policy administration charge of 0.09% of assets, determined by dividing the total policy administration charges collected by the total average net assets of the Sub-Accounts of the Variable Account.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                        CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See the "FINANCIAL STATEMENTS" section concerning financial statements contained in the Statement of Additional Information.

The table below sets forth certain information regarding the Sub-Accounts for a Policy for the period from December 31, 1992 through December 31, 1997. Accumulation Unit Values will not be provided for any date prior to the inception of the Variable Account.


As of December 31, 1997, the Berger IPT-Small Company Growth Fund, Dreyfus Capital Appreciation, Fidelity VIP II Contrafund and Fidelity VIP III Growth Opportunities Sub-Accounts had not commenced operations. Accordingly, condensed financial information is not available for these Sub-Accounts.

ACCUMULATION
UNIT VALUE*

                                                     AS OF      AS OF        AS OF      AS OF        AS OF       AS OF
                  SUB ACCOUNT                      12/31/97    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92
                  -----------                      --------    --------    --------    --------    --------    --------
Bond**                                             $  16.49    $  15.49    $  14.98    $  12.98    $  13.69    $  12.57
Capital***                                         $  18.51    $  15.53    $  13.96    $  10.54    $  11.14           -
International Equity*****                          $  12.69           -           -           -           -           -
Managed**                                          $  20.05    $  17.30    $  16.56    $  13.75    $  13.97    $  13.07
Money Market**                                     $  12.72    $  12.30    $  11.93    $  11.50    $  11.27
Value Equity**                                     $  22.97    $  18.33    $  17.34    $  14.21    $  14.11    $  13.56
Alger American Small Capitalization******          $  45.00    $  40.97           -           -           -           -
Alger American Growth******                        $  43.53    $  36.02           -           -           -           -
Alger American Leveraged All Cap******             $  22.45    $  19.01           -           -           -           -
Alger American MidCap Growth******                 $  23.79    $  20.97           -           -           -           -
Berger/BIAM IPT-International********              $   9.71           -           -           -           -           -
Dreyfus Growth & Income******                      $  25.87    $  22.59           -           -           -           -
Dreyfus Socially Responsible******                 $  26.91           -           -           -           -           -
Fidelity VIP Growth****                            $  43.67    $  35.98    $  31.96    $  23.62           -           -
Fidelity VIP High Income****                       $  35.64    $  30.71    $   0.00    $  22.97           -           -
Fidelity VIP Overseas****                          $  20.35    $  18.52    $  16.68    $  15.33           -           -
Fidelity VIP II Asset Manager****                  $  24.23    $  20.42    $  18.12    $  15.56           -           -
Fidelity VIP II Index 500******                    $ 122.54           -           -           -           -           -
Montgomery Variable Series: Emerging
Markets******                                      $  10.34           -           -           -           -           -
Montgomery Variable Series: Growth*******          $  16.06           -           -           -           -           -
Seligman Communications and Information*****       $  18.41    $  15.28    $  14.23           -           -           -
Seligman Frontier *****                            $  19.45    $  16.96    $  13.89           -           -           -




* Accumulation Unit Values prior to 1994 do not reflect the .15% Daily Administration Fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% Daily Administration Fee.
**         Commenced operations on December 4, 1989.
***        Commenced operations on May 1, 1993.
****       Commenced operations on May 1, 1994.
*****      Commenced operations on May 1, 1995.
******     Commenced operations on May 1, 1996.
*******    Commenced operations on May 1, 1997.
******** Commenced operations on May 1, 1997. As of 12/31/97 there was no activity in the Berger/BIAM IPT-International Sub-Account.

NUMBER OF UNITS
OUTSTANDING AT
END OF PERIOD


                                                            AS OF        AS OF       AS OF      AS OF        AS OF        *AS OF
                     SUB ACCOUNT                           12/31/97    12/31/96    12/31/95   12/31/94     12/31/93      12/31/92
                     -----------                           --------    ---------   ---------  ---------    ---------      --------
Bond                                                            961          517         517         517       1,203           403
Capital                                                       6,260        9,043       9,744      10,013       7,094             -
International Equity                                         10,280            -           -           -           -             -
Managed                                                      11,078        7,213       9,125      13,982      12,645         4,766
Money Market                                                 11,830        9,097         193         195       4,393
Value Equity                                                  5,090        5,790       5,798       6,262       8,387         1,017
Alger American Growth                                         4,005          336           -           -           -             -
Alger American Leveraged All Cap                                965          150           -           -           -             -
Alger American MidCap Growth                                  1,508          500           -           -           -             -
Alger American Small Capitalization                           1,105        1,030           -           -           -             -
Berger/BIAM IPT-International**                                   -            -           -           -           -             -
Dreyfus Growth & Income                                       3,658          127           -           -           -             -
Dreyfus Socially Responsible                                  2,356            -           -           -           -             -
Fidelity VIP Growth                                          10,293        5,368       3,259       1,752           -             -
Fidelity VIP High Income                                      8,696        1,506           0       1,206           -             -
Fidelity VIP Overseas                                         3,918        2,014          63         594           -             -
Fidelity VIP II Asset Manager                                17,918       10,818       6,880       7,647           -             -
Fidelity VIP II Index 500                                     1,311            -           -           -           -             -
Montgomery Variable Series: Emerging Markets                  1,763            -           -           -           -             -
Montgomery Variable Series: Growth                            6,254            -           -           -           -             -
Seligman Communications and Information                      23,607       25,672      18,611           -           -             -
Seligman Frontier                                            13,818        6,155       2,237           -           -             -



* The number of accumulation units for CLASF decreased in 1991 and 1990 due to the transfer of seed money from the Variable Account to our general account to meet California's insurance regulations. This did not affect the seed money in the underlying Portfolio.

 ** As of 12/31/97 there was no activity in the Berger/BIAM IPT-International Sub-Account.



                                  THE COMPANY


Canada Life Insurance Company of New York ("we," "our," and "us") is a stock life insurance company with assets as of December 31, 1997 of approximately $282 million. We were incorporated under New York law on June 7, 1971, and our Home Office is located at 500 Mamaroneck Avenue, Harrison, New York 10528. We currently are principally engaged in issuing and reinsuring annuity policies in the state of New York.

We share our A.M. Best company rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating, our rating from Standard & Poor's Rating Service, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings address the financial ability of these companies to meet their contractual obligations in accordance with the terms of their insurance contracts. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment, nor do they address the suitability of the Policy for a particular purchaser. Also, these evaluations do not refer to the ability of these companies to meet non-policy obligations.

We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada, with a U.S. Home Office in Atlanta, Georgia. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1997 of approximately $27.7 billion (U.S. dollars).


Obligations under the policies are obligations of Canada Life Insurance Company of New York.

We are subject to regulation and supervision by the New York Insurance Bureau, as well as the applicable laws and regulations of all jurisdictions in which we are authorized to do business.


               THE VARIABLE ACCOUNT, THE FUNDS AND FIXED ACCOUNT

THE VARIABLE ACCOUNT

We established the Canada Life of New York Variable Annuity Account 1 (the "Variable Account") as a separate investment account on September 23, 1989 under New York law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct and will be held in the Variable Account. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. However, registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account.


The Variable Account currently is divided into twenty-six Sub-Accounts with the assets of each Sub-Account invested in shares of the corresponding portfolios of the Funds described below.


THE FUNDS


The Variable Account invests in shares of CLASF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, Seligman, Dreyfus, The Dreyfus Socially Responsible, Alger American, Montgomery and Berger Trust. The Funds are management investment companies of the series type with one or more investment portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Company or the portfolios by the SEC.

The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the policies. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.

The investment objectives and policies of each portfolio are summarized below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Funds which must accompany or precede this prospectus and which should be read carefully before investing and retained for future reference.


CANADA LIFE OF AMERICA SERIES FUND, INC.





CLASF is a diversified open-end investment company incorporated in Maryland. CLASF has four portfolios which use the investment advisory services of CL Capital Management, Inc., a Georgia corporation: Money Market; Managed; Bond; and Value Equity. CLASF has one portfolio, the International Equity Portfolio, which uses the sub-investment advisory services of INDAGO Capital Management Inc. , a Toronto, Ontario, Canada SEC-registered investment adviser. CLASF also has one portfolio, the Capital Portfolio, which uses the sub-investment advisory services of J. & W. Seligman & Co. Incorporated, an unaffiliated investment manager that is a Delaware Corporation. CL Capital Management, Inc. is a wholly owned subsidiary of Canada Life Insurance Company of America. INDAGO Capital Management Inc. is a subsidiary of The Canada Life Assurance Company.

The Canada Life of America Series Fund, Inc., ("CLASF") currently has six portfolios: Bond; Capital; International Equity; Managed; Money Market; and Value Equity. The following is a brief description of the investment objectives of each of the current portfolios of CLASF.


BOND PORTFOLIO

The Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with preservation of principal, by investing primarily in fixed income debt instruments.

CAPITAL PORTFOLIO

The Capital Portfolio seeks capital appreciation, not current income, by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio seeks long-term capital appreciation by investing in equity or equity-type securities of companies located outside of the United States.

MANAGED PORTFOLIO

The Managed Portfolio seeks as high a level of return as possible through capital appreciation and income consistent with prudent investment risk and preservation of capital, by investing in equities, fixed income debt instruments and money market instruments.

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks the highest possible level of current income consistent with preservation of capital and liquidity by investing in money market instruments maturing in thirteen months or less.

VALUE EQUITY PORTFOLIO

The Value Equity Portfolio seeks long-term growth and income by investing in common stocks and other equity securities which are believed to have appreciation potential.

Since CLASF may be available to other separate accounts, including registered separate accounts for variable annuity and variable life products, and non-registered separate accounts for group annuity products of the Company, Canada Life Insurance Company of America, and The Canada Life Assurance Company, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in CLASF. CLASF's board of directors will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more portfolios.

THE ALGER AMERICAN FUND


The Alger American Fund ("Alger American") is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; its shares also may be offered to qualified pension and retirement plans. Each Portfolio has distinct investment objectives and policies. Further information regarding the investment practices of each of the Portfolios is set forth below.


ALGER AMERICAN GROWTH PORTFOLIO

The Alger American Growth Portfolio seeks long-term capital appreciation by investing, except during temporary defensive periods, in a diversified, actively managed portfolio of equity securities, primarily of companies that, at the time of purchase, have total market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation by investing primarily in a diversified, actively managed portfolio of equity securities, except during temporary defensive periods. The Portfolio may engage in leveraging (up to 33 1/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a Fund that does not engage in these activities.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


The investment objective of the Alger American Small Capitalization Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


BERGER INSTITUTIONAL PRODUCTS TRUST


The Berger Institutional Products Trust ("Berger Trust") is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. The Berger Trust is an open-end investment company and each of its portfolios has distinct investment objectives and policies. Further information regarding the investment practices of the portfolios available under this Policy is set forth below.

BERGER/BIAM IPT-INTERNATIONAL FUND

The portfolio is advised by BBOI Worldwide LLC, which has delegated daily management of the portfolio to Bank of Ireland Asset Management (U.S.) Limited. The investment objective of the Berger/BIAM IPT-International Fund is long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.

BERGER IPT-SMALL COMPANY GROWTH FUND

The portfolio is advised by Berger Associates, Inc. The investment objective of the Berger IPT-Small Company Growth Fund is capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stocks of small companies and other securities with equity features. Under normal circumstances, the portfolio invests at least 65% of its assets in equity securities of companies with market capitalizations of less than $1 billion a the time of initial purchase. The balance of the portfolio may be invested in larger companies, government securities or other short-term investments.

* The offering of this Portfolio is subject to regulatory approval. Please check with our Home Office for availability.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") is an open-end, diversified, management investment company fund, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of various life insurance companies.

Dreyfus Socially Responsible seeks to provide capital growth by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity and variable life insurance contracts. Two of the Fund's portfolios are available under this Policy, the Dreyfus Growth and Income Portfolio and Dreyfus Capital Appreciation Portfolio.

DREYFUS CAPITAL APPRECIATION PORTFOLIO

The Capital Appreciation Portfolio seeks to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The Portfolio invests in common stocks of domestic and foreign companies. The Portfolio generally will seek investment opportunities in large capitalization companies.

* The offering of this Portfolio is subject to regulatory approval. Please check with our Home Office for availability.


DREYFUS GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests primarily in equity and debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities.

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP") acts as one of the funding vehicles for the Policy with three Portfolios available under the policy: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas. Fidelity VIP is managed by Fidelity Management & Research Company ("Investment Manager").

FIDELITY VIP GROWTH PORTFOLIO

The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security.

FIDELITY VIP HIGH INCOME PORTFOLIO

The Fidelity VIP High Income Portfolio seeks to obtain a high level of current income by investment primarily in high yielding, lower-rated, fixed income securities, while also considering growth of capital. Please refer to the accompanying Fidelity prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower rated fixed income securities.

FIDELITY VIP OVERSEAS PORTFOLIO

The Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. This portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II


The Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II") acts as one of the funding vehicles for the Policy with the VIP II Asset Manager, VIP II Contrafund and VIP II Index 500 Portfolios available under the Policy. Fidelity VIP II is managed by Fidelity Management & Research Company ("Investment Manager").


FIDELITY VIP II ASSET MANAGER PORTFOLIO


The Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND PORTFOLIO

The Fidelity VIP II Contrafund Portfolio seeks capital appreciation by investing in securities of companies whose value the Investment Manager believes is not fully recognized by the public.

* The offering of this Portfolio is subject to regulatory approval. Please check with our Home Office for availability.


FIDELITY VIP II INDEX 500 PORTFOLIO

The Fidelity VIP II Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.


FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Investments Variable Insurance Products Fund III ("Fidelity VIP III") acts as one of the funding vehicles for the Policy with the VIP III Growth Opportunities Portfolio available under the policy. Fidelity VIP III is managed by Fidelity Management & Research Company ("Investment Manager").

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO

The Fidelity VIP III Growth Opportunities Portfolio seeks capital growth by investing primarily in common stocks and securities convertible into common stocks.

* The offering of this Portfolio is subject to regulatory approval. Please check with our Home Office for availability.


THE MONTGOMERY FUNDS III

Shares of Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: Growth Fund, portfolios of The Montgomery Funds III ("Montgomery"), an open-end investment company, are available under this Policy.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

The investment objective of this portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

MONTGOMERY VARIABLE SERIES: GROWTH FUND

The investment objective of this portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in the equity securities of domestic companies. In addition to capital appreciation, the Montgomery Variable Series: Growth Fund emphasizes value.

SELIGMAN PORTFOLIOS, INC.


Seligman Portfolios, Inc. ("Seligman") currently has fourteen portfolios, two of which are available under the Policy: Communications and Information; and Frontier. Seligman is a diversified open-end investment company incorporated in Maryland which uses the investment management services of J. & W. Seligman & Co. Incorporated, a Delaware corporation.


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing primarily in securities of companies operating in the communications, information and related industries.


SELIGMAN FRONTIER PORTFOLIO


The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. The Portfolio invests primarily in equity securities of companies selected for their growth prospects.


RESERVED RIGHTS


We reserve the right to substitute shares of another portfolio of CLASF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery, or Berger Trust or shares of another registered open-end investment company if, in the judgment of our management, investment in shares of one or more portfolios is no longer appropriate for any legitimate reason, including: a change in investment objective; or a change in the tax laws; or the shares are no longer available for investment. We will obtain the approval of the SEC before we make a substitution of shares, if such approval is required by law.

When permitted by law, we also reserve the right to: create new Variable Accounts; combine Variable Accounts, including the Canada Life of New York Variable Annuity Account 1; remove, combine or add Sub-Accounts and make the new Sub-Accounts available to policyowners at our discretion; add new portfolios to CLASF; deregister the Variable Account under the 1940 Act if registration is no longer required; make any changes required by the 1940 Act; and operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised Prospectus and any notice required by law.

CHANGE IN INVESTMENT OBJECTIVE


The investment objective of a Sub-Account of the Variable Account may not be changed unless the change is approved, if required, by the New York Insurance Bureau, and a statement of such approval is filed, if required, with the insurance department of the state in which the Policy is delivered.



THE FIXED ACCOUNT


An Owner may allocate some or all of the Net Premium payments and transfer some or all of the Policy Value to the Fixed Account, which is part of our general account and pays interest at declared rates (Guaranteed Interest Rates) guaranteed for selected periods of time from one to ten years, as available (Guarantee Periods). The principal, after deductions, is also guaranteed. Since the Fixed Account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Market Value Adjustment and certain Guarantee Periods may not be available in New York.

Due to certain exemptive and exclusionary provisions, interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor the general account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Fixed Account, the Fixed Account, and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


GUARANTEE AMOUNT

The portion of the Policy Value allocated to the Fixed Account is the Guarantee Amount which is credited with interest, as described below. The Guarantee Amount reflects interest credited to the Policy Value in the Guarantee Periods, Net Premium payments allocated to or Policy Value transferred to Guarantee Periods and charges assessed in connection with the Policy. The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS


From time to time we will offer to credit Guarantee Amount with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. We may offer one or more Guarantee Periods of one to ten years' duration at any time but will always offer a Guarantee Period of one year. The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual interest rate of 3%.


Guarantee Periods begin on the date as of which a Net Premium payment is allocated to or a portion of the Policy Value is transferred to the Guarantee Period, and end on the last calendar day of the month when the number of years in the Guarantee Period elected (measured from the end of the calendar month in which the amount was allocated or transferred to the Guarantee Period) has elapsed.

Allocations of Net Premium payments and transfers of Policy Value to the Fixed Account for a Guarantee Period may have different applicable Guaranteed Interest Rates depending on the timing of such allocations or transfers. The applicable

Guaranteed Interest Rate does not change during a Guarantee Period. If the allocated or transferred amount remains in the fixed rate interest option until the end of the applicable Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied, on an annually compounded basis, by its Guaranteed Interest Rate. If a Guarantee Amount is surrendered, withdrawn, or transferred prior to the expiration of the Guarantee Period, the Guaranteed Amount is subject to a Market Value Adjustment, as described below, the application of which may result in the payment of an amount greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the fixed interest rate option to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period or to provide death, nursing home, terminal illness benefits, and annuitization.

During the 30 day period following the expiration of a Guarantee Period ("30 day window"), a policyowner may transfer the Guarantee Amount from the expiring Guaranteed Period to another fixed interest rate option with a new Guarantee Period or to a Sub-Account(s). A Market Value Adjustment will not apply if the Guarantee Amount from the expired Guarantee Period is surrendered, withdrawn, or transferred during the 30 day window. During the 30 day window, the Guarantee Amount will accrue interest at an annual effective rate of 3% unless the Guarantee Amount remains in the Fixed Account in which case you will receive the interest rate in accordance with the Guarantee Period chosen.

Prior to the expiration date of any Guarantee Period, we will notify you of the then currently available Guarantee Periods and the Guaranteed Interest Rates applicable to such Guarantee Periods. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically on the first day following the expired Guarantee Period, unless we receive Written Notice prior to the expiration of the 30 day window of the Owner's election of a different Guarantee Period from among those being offered by us at that time, or instructions to transfer all or a portion of the expiring Guarantee Amount to a Sub-Account. If we do not receive such Written Notice and are not offering a Guarantee Period of the same duration as the expiring Guarantee Period or if the duration of the expiring Guarantee Period would, if renewed, extend beyond the Annuity Date, if known, or Maturity Date, then a new Guarantee Period of one year will commence automatically on the first day following the expiration of the expired Guarantee Period.

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods that differ from those available when an Owner's Policy was issued. We also reserve the right, at any time, to stop accepting Net Premium payment allocations or transfers of Policy Value to a particular Guarantee Period. Since the specific Guarantee Periods available may change periodically, please contact our Home Office to determine the Guarantee Periods currently being offered.

Owners allocating Net Premium payments and/or Policy Value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account, and this performance does not determine the Policy Value attributable to the Fixed Account or benefits relating thereto. The Fixed Account provides values and benefits based only upon the net purchase payments and Policy Values allocated thereto, the Guaranteed Interest Rate credited on such amounts, and any charges or Market Value Adjustments imposed on such amounts in accordance with the terms of the policy.


From time to time we may offer an additional one year Guarantee Period whereby you may elect to automatically transfer specified additional premium from this account to any variable Sub-Account(s) and/or any Guarantee Period(s) under the Fixed Account on a periodic basis, for a period not to exceed twelve months, subject to our administrative procedures and the restrictions disclosed in the "Transfer Privilege" section. A special interest rate may be offered for this Guarantee Period which may differ from that offered for any other one year Guarantee Period. The available interest rate will always be equal to or greater than an effective annual interest rate of 3%. This Guarantee Period is used solely in connection with the "Dollar Cost Averaging" privilege (see "Dollar Cost Averaging Privilege").

The Market Value Adjustment and certain Guarantee Periods may not be available in New York.

MARKET VALUE ADJUSTMENT


A Market Value Adjustment reflects the relationship between: (i) the Guaranteed Interest Rate being applied to the Guarantee Period from which the Guarantee Amount is requested to be surrendered, withdrawn, or transferred; and (ii) the current Guaranteed Interest Rate that we credit for a Guarantee Period equal in duration to the Guarantee Period from which the Guarantee Amount will be surrendered, withdrawn, or transferred. If a Guarantee Period of such duration is not being offered, we will use the linear interpolation of the Guaranteed Interest Rates for the Guarantee Periods closest in duration that are available. Any surrender, withdrawal, or transfer of a Guarantee Amount is subject to a Market Value Adjustment, unless the Effective Date of the surrender, withdrawal, or transfer is within 30 days after the end of a Guarantee Period, the surrender, withdrawal or transfer of a Guarantee Amount is from the one year Guarantee Period, or the surrender, withdrawal or transfer is to provide Death Benefits, nursing home benefits, terminal illness benefits or annuitization. The Market Value Adjustment will be applied after the deduction of any applicable policy administration charge or transfer fee, and before the deduction of any applicable surrender charge or charge for taxes on premium payments. The Market Value Adjustment, however, will never invade principal nor reduce the earnings on amounts allocated to the Fixed Account to less than 3% per year.


Generally, if the Guaranteed Interest Rate for the selected Guarantee Period is lower than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of duration equal to the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal, or transfer of an amount less than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred. Conversely, if the Guaranteed Interest Rate for the selected Guarantee Period is higher than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of a duration equal to the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal, or transfer of an amount greater than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, or transferred, (the "Amount") by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

Market Value Adjustment Factor = Lesser of   (a)                                (1 + i) n/12
                                                                              ------------------   - 1
                                                                              (1 +r + .005)n/12

                                   or        (b)                               .05

     where:

     "i" is the Guaranteed Interest Rate currently being credited to the "Amount";

     "r" is the Guaranteed Interest Rate that is currently being offered for a Guarantee Period of duration equal to the Guarantee Period for the Guarantee Amount from which the "Amount" is taken; and

     "n" is the number of months remaining to the expiration of the Guarantee Period for the Guarantee Amount from which the "Amount" is taken.

The Market Value Adjustment, however, will never invade principal nor reduce the earnings on amounts allocated to the Fixed Account to less than 3% per year.


The Market Value Adjustment and certain Guarantee Periods may not be available in New York.

                         DESCRIPTION OF ANNUITY POLICY

TEN DAY RIGHT TO EXAMINE POLICY

You have ten days after you receive the Policy to decide if the Policy meets your needs and if the Policy does not meet your needs to return the Policy to our Home Office. We will promptly return the Policy Value. When the Policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.

PREMIUMS

INITIAL PREMIUM

An applicant must submit a properly completed application along with a check made payable to us for the initial premium. The minimum initial premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRAs). However, for policies issued prior to January 26, 1996, the minimum initial premium is $100 ($50 if the Policy is an Individual Retirement Annuity) when a prospective Owner has enclosed a completed pre-authorized check ("PAC") agreement for additional premiums to be automatically withdrawn monthly from the Owner's bank account.

The application is subject to our underwriting standards. If the application is properly completed and is accompanied by all the information necessary to process it, including the initial premium, we will normally accept the application and apply the initial Net Premium within two valuation days of receipt at our Home Office. However, we may retain the premium for up to five valuation days while we attempt to complete the processing of an incomplete application. If this cannot be achieved within five valuation days, we will inform the prospective Owner of the reasons for the delay and immediately return the premium, unless the prospective Owner specifically consents to our retaining the premium until the application is made complete. If the prospective Owner consents to our retaining the premium, we will apply the initial Net Premium within two valuation days of when the application is complete.

ADDITIONAL PREMIUMS

NO ADDITIONAL PREMIUMS ARE PAYABLE ON POLICIES ISSUED ON OR AFTER JANUARY 26, 1996.

The minimum additional premium is $600. However, the minimum additional premium paid by PAC is $50 per month. We will apply additional Net Premiums as of receipt at our Home Office.

You may make additional premium payments at any time during any Annuitant's lifetime and before the earlier of the Annuity Date or Maturity Date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will give you a receipt for each additional premium payment.


PRE-AUTHORIZED CHECK PLAN

For policies issued prior to January 26, 1996, you may elect, in writing, to have monthly premiums automatically collected from your checking account or savings account pursuant to a Pre-Authorized Check Plan ("PAC"). This plan may be terminated by you or us after 30 days Written Notice, or at any time by us if a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.


WIRE TRANSMITTAL PRIVILEGE

If a written agreement between us and broker/dealers who use wire transmittals is in effect, as a privilege to you we will accept transmittal of the initial premium and, for policies issued prior to January 26, 1996, additional premiums by wire order from the broker/dealer to our designated financial institution. A copy of such transmittal must be simultaneously sent to our Home Office via a telephone facsimile transmission that also contains the essential information we require to begin application processing and/or to allocate the Net Premium. We will normally apply the initial Net Premium within two valuation days of receipt at our Home Office of the facsimile transmission that contains a copy of the wire order and such required essential information. We may retain such wire orders for up to five valuation days while an attempt is made to obtain such required information that we do not receive via such facsimile transmission. If such required information is not obtained within five valuation days, we will inform the broker/dealer, on behalf of the prospective Owner, of the reasons for the delay and immediately return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective Owner, unless we receive within such five valuation days the prospective Owner's specific written consent to our retaining the premium until we receive such required information via facsimile transmission.

Our acceptance of the wire order and facsimile does not create a contractual obligation with us until we receive and accept a properly completed original application. If we do not receive a properly completed original application within ten valuation days of receipt of the initial premium via wire order, we will return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective Owner. If the allocation instructions in the properly completed original application are inconsistent with such instructions contained in the facsimile transmission, the Policy Value will be reallocated in accordance with the allocation instructions in the application at the price which was next determined after receipt of the wire order.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION


Subject to regulatory approval, we will also accept, by agreement with broker/dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker/dealer to the Company for purchase of the Policy. Contact us to find out about availability.


Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to the policyowner 's instructions. Based on the information provided, we will generate a Policy and a verification letter to be forwarded to the policyowner for signature.

During the period from receipt of the initial premium until the signed verification letter is received, the policyowner may not execute any financial transactions with respect to the Policy unless such transactions are requested in writing by the Owner and signature guaranteed.

NET PREMIUM ALLOCATION

You elect in your application how you want your initial Net Premium to be allocated among the Sub-Accounts and the Fixed Account. Any additional Net Premiums ( for policies issued prior to January 26, 1996) will be allocated in the same manner, unless at the time of payment we have received your Written Notice to the contrary. The total allocation must equal 100%.

We cannot guarantee that a Sub-Account or shares of a portfolio will always be available. If an Owner requests that all or part of a premium be allocated to a Sub-Account at a time when the Sub-Account or underlying portfolio is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.

TERMINATION

THE FOLLOWING APPLIES TO POLICIES ISSUED ON OR AFTER JANUARY 26, 1996:

We may pay you the Policy Value and terminate the Policy if before the Annuity Date the Policy Value is less than $2,000.

THE FOLLOWING APPLIES TO POLICIES ISSUED PRIOR TO JANUARY 26, 1996:

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date or Maturity Date all of these events simultaneously exist:

          1.   you have not paid any premiums for at least two years;
          2.   the Policy Value is less than $2,000; and
          3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate this Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice, unless we receive an additional premium before the termination date specified in the notice. This additional premium must be at least the minimum amount specified in "Additional Premiums."

VARIABLE ACCOUNT VALUE

The Variable Account value before the Annuity Date or Maturity Date is determined by multiplying the number of units credited to this Policy for each Sub-Account by the current unit value of these units.

UNITS

We credit Net Premiums in the form of units. The number of units credited to the Policy for each Sub-Account is determined by dividing the Net Premium allocated to that Sub-Account by the unit value for that Sub-Account at the end of the Valuation Period during which we receive the premium at our Home Office.

We will credit units for the initial Net Premium on the Effective Date of the Policy. We will adjust the units for any transfers in or out of a Sub-Account, including any transfer processing fee.

We will cancel the appropriate number of units based on the unit value at the end of the Valuation Period in which any of the following events occur: the policy administration charge of $30 is assessed; the date we receive and file your Written Notice for a partial withdrawal or a cash surrender; the date of a systematic withdrawal; the earlier of the Annuity Date or Maturity Date; or the date we receive Due Proof of your death or Last Surviving Annuitant's death.

UNIT VALUE

The unit value for each Sub-Account's first Valuation Period is set at a fixed amount, generally $10. The unit value for each subsequent Valuation Period is determined by multiplying the unit value at the end of the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the value is being determined.

The unit value for a Valuation Period applies to each day in that period. The unit value may increase or decrease from one Valuation Period to the next.

NET INVESTMENT FACTOR

The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a net investment factor, which may be greater than or less than one.

The net investment factor for each Sub-Account for a Valuation Period equals 1 plus the rate of return earned by the relevant portfolio, adjusted for the effect of taxes charged or credited to the Sub-Account and the mortality and expense risk charge.

The rate of return of the relevant portfolio is equal to the fraction obtained by dividing (a) by (b) where:

        (a) is the net investment income and net gains, realized and unrealized, credited during the current Valuation Period; and
        (b) is the value of the net assets of the relevant portfolio at the end of the preceding Valuation Period, adjusted for the net capital transactions and dividends declared during the current Valuation Period.

TRANSFERS

TRANSFER PRIVILEGE

You may transfer all or a part of an amount in the Sub-Account(s) to another Sub-Account(s) or to the Fixed Account, or transfer a part of an amount in the Fixed Account to the Sub-Account(s), subject to these general restrictions and the additional restrictions in "Restrictions on Transfers from Fixed Account":

        1.     the Company's minimum transfer amount, currently $250;
        2. a transfer request that would reduce the amount in that Sub-Account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that Sub-Account or the Fixed Account; and
        3. transfers from the Fixed Account, except from the one year Guarantee Period, may be subject to a Market Value Adjustment.

We cannot guarantee that a Sub-Account or shares of a portfolio will always be available. If you request an amount in a Sub-Account or Fixed Account be transferred to a Sub-Account at a time when the Sub-Account or underlying portfolio is unavailable, we will not process your transfer request, and this request will not be counted as a transfer for purposes of determining the number of free transfers executed. The Company reserves the rights to change its minimum transfer amount requirements.


Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the variable Sub-Accounts. If a pattern of excessive trading by a policyholder or the policyholder's agent develops and the Funds inform us that they are unwilling to issue shares of the relevant Fund in connection with a particular transaction because of excessive trading, we reserve the right not to process your transfer request. Accordingly, if your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.


TELEPHONE TRANSFER PRIVILEGE

You may direct us to act on transfer instructions given by telephone, subject to our procedures, by initialing the authorization on the application or by subsequently completing our administrative form. The authorization will continue in effect until we receive your written revocation or we discontinue this privilege. We reserve the right to change our procedures and to discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate personal security codes and contract number before effecting any transfers. In addition, we cannot accept or process transfer requests left on our voice mail system, although transfers through our IntouchTM Voice Response System are acceptable.


INTOUCH(TM) VOICE RESPONSE SYSTEM

You may obtain current account information, including Sub-Account balances, Policy and unit values, and the current Fixed Account interest rate, through an interactive voice response system accessed by your touch tone telephone (the "Intouch Voice Response System"). In addition, you may change your Sub-Account allocation and effect transfers between Sub-Accounts or to the Fixed Account. Transfers from the Fixed Account, other than from the one-year Guarantee Period, are not permitted under the Intouch Voice Response System. Your Policy number and Personal Identification Number, issued by us to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch Voice Response System, you will not be assessed a transfer processing fee regardless of the number of transfers made per Policy Year.


DOLLAR COST AVERAGING PRIVILEGE


You may elect to have us automatically transfer specified amounts FROM ANY ONE variable Sub-Account or the one year Guarantee Period under the Fixed Account (either one a "disbursement" account) TO ANY OTHER variable Sub-Account(s) or Guarantee Period(s) under the Fixed Account on a periodic basis, subject to our administrative procedures and the restrictions in "Transfer Privilege" above. This privilege is intended to allow you to utilize "Dollar Cost Averaging" ("DCA"), a long-term investment method which provides for regular, level, investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss.

To initiate DCA, we must receive your Written Notice on our form. Once elected, such transfers will be processed until the entire value of the Sub-Account or the one year Guarantee Period under the Fixed Account is completely depleted, we receive your written revocation of such monthly transfers, or we discontinue this privilege. We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days Written Notice to you. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.


RESTRICTIONS ON TRANSFERS FROM FIXED ACCOUNT

Other than transfers made pursuant to DCA, you may transfer an amount from a Guarantee Period under the Fixed Account, subject to these additional restrictions:

          1. transfers from a Guarantee Period other than the one year Guarantee Period may be subject to a Market Value Adjustment.
          2. transfers from one Guarantee Period to another are prohibited other than within the day window.

Under our current procedures, the transfer will be made on the valuation date that occurs on or next following the date we receive your transfer request at our Home Office.

TRANSFER PROCESSING FEE


There is no limit to the number of transfers that you can make between Sub-Accounts or to the Fixed Account. The first 12 transfers during each Policy Year are free under our current policy, which we reserve the right to change. The Company currently assesses a $25 transfer fee for the 13th and each additional transfer in a Policy Year. For the purposes of assessing the fee, each transfer request (which includes a Written Notice or telephone call, but does not include automatic transfers, including dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of Sub-Accounts or the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving Sub-Account(s) and/or the Fixed Account. The $25 transfer fee is waived when using the IntouchTM Voice Response System.


PAYMENT OF PROCEEDS

PROCEEDS

Proceeds means the amount we will pay under your Policy when the first of the following events occurs: the Annuity Date or Maturity Date; or the Policy is surrendered; or we receive Due Proof of Death of the Last Surviving Annuitant or any Owner. We will pay any proceeds in a single sum that may be payable due to death before the Annuity Date or Maturity Date, unless an election is made for a payment option. See "Election of Options." The Policy ends when we pay the proceeds.

"Due Proof of Death" is proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; and/or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

For any annuity benefit with payments of five years or more, such annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount to purchase any single premium immediate annuity Policy offered by us at the time to the same class of Annuitants. Such amount shall be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there were no surrender charge.

PROCEEDS ON ANNUITY DATE OR MATURITY DATE

If Payment Option 1 is in effect on the Annuity Date, the proceeds we will pay is the Policy Value. See "Payment Options." If the proceeds are paid in a lump sum on the Annuity Date, we will pay the Cash Surrender Value.

We will pay the proceeds in a lump sum if the amount to be applied under a payment option is less than $2,000 or any periodic payment under the payment option would be less than $20.

You may change the Annuity Date, subject to these limitations:

          1. we must receive your Written Notice at our Home Office at least 30 days before the current Annuity Date;

          2. the requested Annuity Date must be a date that is at least 30 days after we receive your Written Notice; and

          3.   the requested Annuity Date should be no later than the Maturity
               Date

The proceeds on the Maturity Date will be the Policy Value. The Maturity Date is the first day of the month after any Annuitant's 85th birthday (90th birthday pending regulatory approval).

PROCEEDS ON SURRENDER

If you surrender the Policy before the Annuity Date, the proceeds we will pay is the Cash Surrender Value. The Cash Surrender Value is the Policy Value, less any applicable surrender charge, the policy administration charge and any applicable Market Value Adjustment. The Cash Surrender Value will be determined on the date we receive your Written Notice for surrender and this Policy at our Home Office.

You may surrender the Policy for its Cash Surrender Value at any time before the earlier of the death of Last Surviving Annuitant, the Annuity Date or Maturity Date. However, the surrender proceeds may be subject to a federal income tax, including a penalty tax. See "FEDERAL TAX STATUS."

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. See "Payment Options." The Policy ends when we pay the Cash Surrender Value.

PROCEEDS ON DEATH OF LAST SURVIVING ANNUITANT BEFORE ANNUITY DATE OR MATURITY DATE (THE DEATH BENEFIT)

If we receive Due Proof of Death ("Due Proof") of the Last Surviving Annuitant before the Annuity Date or Maturity Date, we will pay the Beneficiary a Death Benefit.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED:

     If we receive Due Proof during the first five years, the Death Benefit is the greater of:

          1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

          2. the Policy Value on the date we receive Due Proof of Last Surviving Annuitant's death.

     If we receive Due Proof after the first five Policy Years, the Death Benefit is the greatest of:

               1.     item "1" above; or
               2.     item "2" above; or
               3. the Policy Value at the end of the most recent 5 Policy Year period preceding the date we receive Due Proof of Last Surviving Annuitant's death, adjusted for any of the following items that occur after such last 5 Policy Year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

        If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

        THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTIONS IN WHICH THE CONTRACTS ARE OFFERED.

        If we receive Due Proof during the first seven Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

          2. the Policy Value on the date we receive Due Proof of Last Surviving Annuitant's death.

     If we receive Due Proof after the first seven Policy Years, the Death Benefit is the greatest of:

               1.     item "1" above; or
               2.     item "2" above; or
               3. the Policy Value at the end of the most recent 7 Policy Year period preceding the date we receive Due Proof of Last Surviving Annuitant's death, adjusted for any of the following items that occur after such last 7 Policy Year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefits will occur after the age of 80.

        THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE CONTRACTS ARE OFFERED.

     If we receive Due Proof during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

          2. the Policy Value on the date we receive Due Proof of Last Surviving Annuitant's death.

     If we receive Due Proof after the first five Policy Years, the Death Benefit is the greatest of:

               1.   item "1" above; or
               2.   item "2" above; or
               3. the Policy Value at the end of the most recent 5 Policy Year period preceding the date we receive Due Proof of Last Surviving Annuitant's death, adjusted for any of the following items that occur after such last 5 Policy Year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

No Death Benefit is payable if the Policy is surrendered before the Last Surviving Annuitant's death.

PROCEEDS ON DEATH OF ANY OWNER BEFORE OR AFTER ANNUITY DATE OR MATURITY DATE

If you are not the Annuitant, and we receive Due Proof of your death before the Annuity Date or Maturity Date we will pay the Beneficiary the Policy Value as of the date we receive Due Proof of your death. If you are the Annuitant, and we receive Due Proof of your death before the Annuity Date or Maturity Date we will pay the Beneficiary the Death Benefit described in "Proceeds on Death of Annuitant Before Annuity Date or Maturity Date." If any Owner dies before the Annuity Date, federal tax law requires the Policy Value be distributed within five years after the date of such Owner's death regardless of whether such Owner is or is not an Annuitant, unless such Owner's spouse is the Designated Beneficiary, in which case the Policy may be continued with the surviving spouse as the new Owner. All such distributions will be made in accordance with the requirements of the Investment Company Act of 1940.

A "Designated Beneficiary" is the person designated by you as a Beneficiary and to whom the benefits of the Policy pass by reason of an Owner's death and must be a natural person.

If any Owner dies on or after the earlier of the Annuity Date or Maturity Date, any remaining payments must be distributed at least as rapidly as under the payment option in effect on the date of such Owner's death.

The distribution requirements described above will be considered satisfied as to any portion of the proceeds:

        1.     payable to or for the benefit of a Designated Beneficiary; and
        2. which is distributed over the life (or period not exceeding the life expectancy) of that Beneficiary, provided that the Beneficiary is a natural person and such distributions begin within one year of the Owner's death.

If you are not a natural person, the primary Annuitant as determined in accordance with Section 72(s) of the Code (i.e., the individual the events in the life of whom are of primary importance in effecting the timing or amount of the payout under the policy) will be treated as an Owner for purposes of these distribution requirements, and any change in the primary Annuitant will be treated as the death of an Owner.

PARTIAL WITHDRAWALS

You may withdraw part of the Cash Surrender Value at any time before the earlier of the death of the Last Surviving Annuitant, the Annuity Date or Maturity Date, subject to these limits:

          1.   the Company's minimum partial withdrawal, currently $250;
          2. the maximum partial withdrawal is the amount that would leave a Cash Surrender Value of $5,000;
          3. a partial withdrawal request which would reduce the amount in a Sub-Account or a Guarantee Period under the Fixed Account below $500 will be treated as a request for a full withdrawal of the amount in that Sub-Account or a Guarantee Period; and
          4. a partial withdrawal request for an amount exceeding $10,000 must be accompanied by a guarantee of the Owner's signature by a commercial bank, trust Company, or savings and loan.

On the date we receive your Written Notice for a partial withdrawal at our Home Office, we will withdraw the amount of the partial withdrawal from the Policy Value, and we will then deduct any applicable surrender charge from the remaining Policy Value. The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Sub-Accounts or Guarantee Periods under the Fixed Account. If you do not provide this information to us, we will withdraw proportionately from the Sub-Accounts and the Guarantee Periods under the Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated Sub-Accounts and Guarantee Periods is inadequate to comply with your withdrawal request, we will first withdraw from the specified Sub-Accounts and the Guarantee Periods under the Fixed Account. The remaining balance will be withdrawn proportionately from the other Sub-Accounts and the Guarantee Periods in which you are invested.

Any partial or systematic withdrawal may be included in the Owner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax, including a penalty tax equal to 10% of the amount treated as taxable income, and the Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS".


SYSTEMATIC WITHDRAWAL PRIVILEGE ("SWP")

You may elect to withdraw a fixed-level amount from the Sub-Account(s) and the Guarantee Period(s) under the Fixed Account on a monthly, quarterly, semi-annual or annual basis beginning 30 days after the Effective Date, if we receive your Written Notice on our form and the Policy meets the Company's minimum premium to elect the Systematic Withdrawal Privilege, currently $25,000, and in accordance with "Partial Withdrawals" above (when surrender charges are applicable). No minimum is necessary when Surrender Charges are not applicable. While Surrender Charges are applicable, each year you may withdraw as follows:

          1. up to 100% of positive investment earnings of each variable Sub-Account available at the time the SWP is executed/processed; PLUS
          2. up to 100% of interest on the FIXED ACCOUNT available at the time the SWP is executed/processed; PLUS
          3.   up to 10% of total premiums still subject to a surrender charge;
               PLUS
          4.   up to 100% of total premiums NOT SUBJECT TO A SURRENDER CHARGE.

          NOTE: Withdrawals from a Guarantee Period other than from the one year Guarantee Period under the Fixed Account may be subject to a Market Value Adjustment.

When no Surrender Charges are applicable, the entire Policy is available for systematic withdrawal. Once an amount has been selected for withdrawal, it will remain fixed until the earlier of the next Policy Anniversary or termination of the privilege. A written request to change the withdrawal amount for the following Policy Year must be received no later than 7 days prior to the Policy Anniversary date. The Systematic Withdrawal Privilege will end at the earliest of the date: when the Sub-Account(s) and Guarantee Period(s) you specified for these withdrawals has no remaining amount to withdraw; or the Cash Surrender Value is reduced to $2,000*; or you elect to pay premiums by pre-authorized check; or we receive your Written Notice to end this privilege; or we elect to discontinue this privilege upon 30 days Written Notice to you. Use of this privilege during a Policy Year to withdraw premium counts as your annual free withdrawal of up to 10% of total premiums under the "Surrender Charge" provision. References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. This option is not available on the 29th, 30th or 31st day of each month. The Company reserves the right to change its minimum systematic withdrawal amount requirements.

In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in a Policy Owner's gross income and may be subject to penalty taxes.

* If the Cash Surrender Value is reduced to $2,000, your Policy may terminate. See "Termination."


PORTFOLIO REBALANCING ("REBALANCING")

Portfolio Rebalancing is an investment strategy in which, on a quarterly, semi-annual or annual basis, your Policy Value in the Sub-Accounts only is reallocated back to its original portfolio allocation, regardless of changes in individual portfolio values from the time of the last Rebalancing. We make no representation or guarantee that Rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your Written Notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for amounts invested and earnings thereon in the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days Written Notice to you. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.


LOANS


If loans are offered, the Company will make a loan on the sole security of the Policy within seven days of receiving the Owner's properly completed loan application, subject to postponement under the same circumstances that payment of withdrawals may be postponed. The maximum loan value is determined under the Code but is no more than 80% of Policy Value, less outstanding loans and accrued interest. The amount of the loan is withdrawn from the Owner's investment in the investment accounts, in accordance with the rules for making partial withdrawals unless the Owner designates otherwise. (See "Partial Withdrawals"). The loan amount is transferred to the loan account, which is part of the Company's general account, and is credited with interest at the rate of 4% per year. The Company charges interest on policy loans of 6% per year payable in arrears, and if not paid the interest is added to the amount of the loan, is transferred from the investment accounts to the loan account on the Policy Anniversary, and bears interest at 6% as well. If on any date the loan amount plus accrued interest exceeds the Policy Value, the Policy will be in default, the Owner will receive a notice from the Company, and if the default amount is not repaid within a thirty-one day grace period, the Policy will be foreclosed (terminated without value). Loans generally must be repaid within five years, in substantially equal quarterly installments, although additional repayment in whole or in part will be accepted at any time during the repayment period. The amount repaid is transferred from the loan account and allocated to the investment accounts in the same manner as the Owner's most recent premium, unless the Owner designates otherwise.





PAYMENT OF BENEFITS, PARTIAL WITHDRAWALS, CASH SURRENDERS AND TRANSFERS - POSTPONEMENT

We will usually pay any proceeds payable, amounts partially withdrawn, or the Cash Surrender Value within seven calendar days after:

          1. we receive your Written Notice for a partial withdrawal or a cash surrender; or
          2.   the date chosen for any systematic withdrawal; or
          3. we receive Due Proof of your death or the death of the Last Surviving Annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the Cash Surrender Value, or the transfer of amounts between Sub-Accounts if:

          1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
          2. the SEC permits by an order the postponement for the protection of policyowners; or
          3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If the Cash Surrender Value payable at a surrender, partial withdrawal or in a lump sum on the Annuity Date is not mailed or delivered within ten working days after we receive the documentation necessary to complete the transaction, we will add interest from the date we receive the necessary documentation, unless the amount of such interest is less than $25. The rate of interest we will apply is the rate the Company pays for dividends on deposit in our whole life insurance portfolio. We guarantee that the interest rate will never be less than 2.5%.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your Written Notice for a withdrawal, surrender or transfer.

CHARGES AGAINST THE POLICY, VARIABLE ACCOUNT, AND FUNDS

SURRENDER CHARGE

No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made to at least partially reimburse us for certain expenses relating to the sale of the policy, including commissions to registered representatives and other promotional expenses. A surrender charge may also be applied to the proceeds paid on the Annuity Date, unless the proceeds are applied under Payment Option 1.


For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from Policy Value attributable to premiums in the following order:



                                                                                                                SURRENDER CHARGE
                                                                                                                ----------------
     1. Up to 100% of positive investment earnings of each variable Sub-Account available at the time the request is made, PLUS..............................................................................None
     2. Up to 100% of interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, PLUS..................................................................None
     3. Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a policy year, PLUS......................................................................................................None
     4. Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available at any time.....................................................................................................None
     5. Premiums subject to a surrender charge:
               For policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered
               (For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the 5th year, no surrender charge will apply to such payment)....................................6%

               For policies issued after April 30, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered:
                      Policy Years Since Premium Was Paid
                      -----------------------------------
                          Less than 1.........................................................................................6%
                          At least 1, but less than 2.........................................................................6%
                          At least 2, but less than 3.........................................................................5%
                          At least 3, but less than 4.........................................................................5%
                          At least 4, but less than 5.........................................................................4%
                          At least 5, but less than 6.........................................................................3%
                          At least 6, but less than 7.........................................................................2%
                          At least 7........................................................................................None



Any surrender charge will be deducted proportionately from the Sub-Account(s) or the Guarantee Periods under the Fixed Account being surrendered or partially withdrawn in relation to the premium(s) withdrawn. If the premium remaining in a Sub-Account or a Guarantee Period after the withdrawal is insufficient to cover the proportionate surrender charge deduction, the balance of the surrender charge will be assessed proportionately from any other Sub-Account and Guarantee Period in which you are invested.


POLICY ADMINISTRATION CHARGE

To cover the costs of providing certain administrative services attributable to the policies and the operations of the Variable Account, including policy records, communicating with policyowners, and processing transactions, we deduct a policy administration charge of $30 for the prior Policy Year on each Policy Anniversary. If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the policy administration charge for the prior Policy Year. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the Policy is surrendered on a Policy Anniversary.

The charge will be assessed proportionately from any Sub-Accounts and the Guarantee Periods under the Fixed Account in which you are invested. If the charge is obtained from one of the Sub-Accounts, we will cancel the appropriate number of units credited to this Policy based on the unit value at the end of the Valuation Period when the charge is assessed.

DAILY ADMINISTRATION FEE

At each Valuation Period, we deduct a daily administration fee at an effective annual rate of 0.15% from the net assets of each Sub-Account of the Variable Account. This daily administration fee is intended to reimburse us for other administrative costs under the policies.

TRANSFER PROCESSING FEE


The first 12 transfers during each Policy Year are free under our current policy, which we reserve the right to change. The Company currently assesses a $25 transfer fee for the 13th and each additional transfer in a Policy Year. For the purposes of assessing the fee, each transfer request (which includes a Written Notice or telephone call, but does not include automatic transfers, including dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of Sub-Accounts or Guarantee Periods under the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving Sub-Account(s) and/or the Fixed Account. See "Transfers" for the rules concerning transfers.


ANNUALIZED MORTALITY AND EXPENSE RISK CHARGE


We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of the Variable Account, at an effective annual rate of 1.25% of the average daily value of the net assets in the Variable Account. This charge is assessed during the Accumulation Period, but is not made after the earlier of the Annuity Date or Maturity Date, and this charge is not made against any Fixed Account value. This charge consists of approximately 0.75% to cover the mortality risk, and approximately 0.50% to cover the expense risk. We guarantee not to increase this charge for the duration of the Policy. This charge is assessed daily when determining the value of an Accumulation Unit.

The mortality risk we assume arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policy) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. Accordingly, the mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy. Because of these guarantees, each Annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy. This, therefore, relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk we assume also includes our guarantee to pay a Death Benefit if the Last Surviving Annuitant dies before the Annuity Date or Maturity Date. No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, policy administration charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses. If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to the Company, and a portion of such profit, if any, may be used to finance distribution expenses. However, if the amounts deducted prove to be insufficient, the loss will be borne by us.

REDUCTION OR ELIMINATION OF SURRENDER CHARGES AND POLICY ADMINISTRATION CHARGES


The amount of the surrender charge and/or policy administration charge on a Policy may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. In determining whether to reduce or eliminate such expenses, the Company will consider certain factors including the following:

        1. the size and type of group to which the administrative services are to be provided and the sales are to be made will be considered. Generally, sales and administrative expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of sales with fewer sales contacts.

        2. the total amount of premiums to be received will be considered. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
        3. any prior or existing relationship with the Company will be considered. Policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing more sales with fewer sales contacts.

        4. the level of commissions paid to selling Broker/Dealers will be considered. For example, certain broker/dealers may offer policies in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination in sales expenses and/or administration expenses, the Company will provide a reduction in the surrender charge and/or the policy administration charge. Such charges may also be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; J. & W. Seligman Co. Incorporated; any selling Broker/Dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge and/or policy administration charge be permitted where such reduction or elimination will be discriminatory to any person.

In addition, if the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the policy administration charge for the prior Policy Year.





TAXES

No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Sub-Accounts and the Guarantee Periods under the Fixed Account in which you are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

          1. taxes that are against or attributable to premiums, Policy Values or annuity payments; or
          2. taxes that we incur which are attributable to investment income or capital gains retained as part of our reserves under the policies or from the establishment or maintenance of the Variable Account.

OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES

Each portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services are charged monthly from each portfolio at an annual rate of the monthly net assets of the portfolio. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the portfolio(s) each Fund offers, and the investment advisory services provided to such portfolio(s).

PAYMENT OPTIONS

The Policy ends when we pay the proceeds on the earlier of the Annuity Date or Maturity Date. On the Annuity Date, we will apply the Policy Value under Payment Option 1, unless you have an election of a payment option on file at our Home Office to receive the Cash Surrender Value in a single sum, or to receive a mutually agreed upon payment option (Payment Option 2). The proceeds we will pay on the Maturity Date is the Policy Value. See "Proceeds on Annuity Date or Maturity Date" . We require the surrender of your Policy so that we may pay the Cash Surrender Value or issue a supplemental contract for the applicable payment option. The term "payee" means a person who is entitled to receive payment under this section.

ELECTION OF OPTIONS

You may elect an option or revoke or change your election at any time before the Annuity Date or Maturity Date while any Annuitant is living. If an election is not in effect at Last Surviving Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options. This election must be made within one year after the Last Surviving Annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a Written Notice. It must be filed with our Home Office with the written consent of any irrevocable Beneficiary or assignee.

An option may not be elected and we will pay the proceeds in one sum if either of the following conditions exist:



        1.     the amount to be applied under the option is less than $2,000; or
        2.     any periodic payment under the election would be less than $20.


DESCRIPTION OF PAYMENT OPTIONS

Payment Option 1: Life Income

We will pay the proceeds in equal amounts at the beginning of each month, during the payee's lifetime.

The amount of each payment will be determined from the tables in the Policy which apply to Payment Option 1, using the payee's age. Age will be determined from the nearest birthday at the due date of the first payment.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

PAYMENT DATES

The payment dates of the options will be calculated from the date on which the proceeds become payable.

AGE AND SURVIVAL OF PAYEE

We have the right to require proof of age of the payee(s) before making any payment. When any payment depends on the payee's survival, we will have the right, before making the payment, to require proof satisfactory to us that the payee is alive.

DEATH OF PAYEE

At the death of the payee, or the last survivor of the payees, any amount remaining to be paid under this section will become payable in one sum, unless specified otherwise.

BETTERMENT OF INCOME

The annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount defined in the Policy to purchase any single premium annuity Policy offered by us at the time to the same class of Annuitants. Such amount will be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there were no surrender charge.

OTHER POLICY PROVISIONS

OWNER OR JOINT OWNER

During any Annuitant's lifetime and before the earlier of the Annuity Date or Maturity Date, you have all the rights and privileges granted by the policy. If you appoint an irrevocable Beneficiary or assignee, then your rights will be subject to those of that Beneficiary or assignee.

During any Annuitant's lifetime and before the earlier of the Annuity Date or Maturity Date, you may name a new Owner, Joint Owner or Annuitant by giving us Written Notice.

With respect to Qualified Policies generally, however, the contract may not be assigned (other than to us), joint ownership is not permitted, and the Owner must be the Annuitant.

BENEFICIARY

We will pay the Beneficiary any proceeds payable on your death or the death of the Last Surviving Annuitant. During any Annuitant's lifetime and before the earlier of the Annuity Date or Maturity Date, you may name and change one or more beneficiaries by giving us Written Notice. However, we will require Written Notice from any irrevocable Beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the Beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving Beneficiary(ies) equally. If no Beneficiary is living when you die or the Last Surviving Annuitant dies, or if none has been appointed, the proceeds will be paid to you or to your estate.

WRITTEN NOTICE

Written Notice must be signed by you, dated, and of a form and content acceptable to us. Your Written Notice will not be effective until we receive it at our Home Office. However, the change provided in your Written Notice to name or change the Owner or Beneficiary will then be effective as of the date you signed the Written Notice:

          1. subject to any payments made or other action we take before we receive and file your Written Notice; and
          2. whether or not you or the Last Surviving Annuitant are alive when we receive and file your Written Notice.

PERIODIC REPORTS

We will mail you a report showing the following items about your Policy:

          1. the number of units credited to the Policy and the dollar value of a unit;
          2.   the Policy Value;
          3. any premiums paid (for policies issued prior to January 26, 1996), withdrawals, and charges made since the last report; and
          4.   any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:

          1.   at least annually, or more often as required by law; and

          2.   to your last address known to us.

ASSIGNMENT

You may assign a Nonqualified Policy or an interest in it at any time before the earlier of the Annuity Date or Maturity Date during any Annuitant's lifetime. An assignment must be in a Written Notice acceptable to us. It will not be binding on us until we receive and file it at our Home Office. We are not responsible for the validity of any assignment. Your rights and the rights of any Beneficiary will be affected by an assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the Owner. See "Transfers, Assignment or Exchanges of a Policy".

MODIFICATION

Upon notice to you, we may modify the Policy, but only if such modification:

          1. is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
          2. is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
          3. is necessary to reflect a change in the operation of the Variable Accounts; or
          4. provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.


                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses including any expense reimbursement or fee waiver arrangements as previously described.

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

The total return of a Sub-Account refers to return quotations assuming an investment under a Policy has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if an Owner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

We may, in addition, advertise total return performance information computed on a different basis. We may present total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

We may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day-to-day changes may not be reflective of the overall market when an average is composed of a small number of companies.


                                  TAX DEFERRAL

Under current tax laws any increase in Policy Value is generally not taxable to you or any Annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS". This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state laws. All income and capital gains derived from Sub-Account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying portfolios of the Funds is positive.


                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present federal income tax laws. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Policy may be purchased on a nonqualified tax basis ("Nonqualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income tax on the amounts held under a policy, or annuity payments, and on the economic benefit to the Owner, any Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special federal income tax treatment.

THE COMPANY'S TAX STATUS

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance Company under Subchapter L of the Code.

At the present time, we make no charge for any federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. However, we do reserve the right to make a charge in the future for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

TAX STATUS OF THE POLICY

DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code provides that separate account investments underlying a Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as an annuity Policy under Section 72 of the Code. The Variable Account, through each portfolio of CLASF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery, and Berger Trust intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over CLASF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery or Berger Trust in which the Variable Account invests, we believe that each portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the Policy will be treated as an annuity under the Code.



OWNER CONTROL


In certain circumstances, variable annuity policyowners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner 's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the Owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance Company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as Owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not Owners of separate account assets. For example, the Owner of the Policy has the choice of more subdivisions to which to allocate premiums and Policy Values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the Owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the Owner of the assets of the Variable Account.

REQUIRED DISTRIBUTIONS

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity policy for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Policy will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "Designated Beneficiary" and which is distributed over the life of such "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "Designated Beneficiary" is the person designated by such Owner as a Beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the Owner's "Designated Beneficiary" is the surviving spouse of the Owner, the Policy may be continued with the surviving spouse as the new Owner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies (see "Minimum Distribution Requirements ["MDR"] for IRAs).


The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Code governs taxation of annuities in general. We believe that an Owner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawal or surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The Owner of any annuity Policy who is not a natural person generally must include in income any increase in the excess of the Policy's accumulation value over the Policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser.


The following discussion generally applies to policies owned by natural persons.

WITHDRAWALS/DISTRIBUTIONS

In the case of a distribution under a Qualified Policy (other than a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.


In the case of a withdrawal/distribution (e.g. surrender, partial withdrawal of systematic withdrawal) under a Nonqualified Policy before the Annuity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The treatment of Market Value Adjustments for purposes of these rules is unclear. A tax adviser should be consulted if a distribution occurs to which a Market Value Adjustment applies.

ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option elected under an annuity policy, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity Policy that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Policy because of the death of an Owner or the Last Surviving Annuitant. Generally, such amounts are includable in the income of the recipient as follows:

          1. if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Policy; or
          2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the investment in the Policy is not affected by an Owner or Annuitant's death. That is the investment in the Policy remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON CERTAIN WITHDRAWALS

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

          1.   made on or after the taxpayer reaches age 59 1/2;
          2. made on or after the death of an Owner (or if the Owner is not an individual, the death of the primary Annuitant);
          3.   attributable to the Owner becoming disabled;
          4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and Beneficiary;
          5. made under an annuity Policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
          6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions, loans and other circumstances.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A POLICY

A transfer of ownership, the designation of an Annuitant or other Beneficiary who is not also the Owner, the designation of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, designation, or exchange of a Policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING


Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


MULTIPLE POLICIES


Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after June 21, 1988, that are issued by us (or our affiliates) to the same Owner during any calendar year as one annuity Policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one annuity contract.


POSSIBLE TAX CHANGES


Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the polices could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the policy.


TAXATION OF QUALIFIED PLANS


The policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the policies with the various types of qualified retirement plans. Policyowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions, distributions and other transactions with respect to the policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a policy. We will amend the Policy as instructed to conform it to the applicable legal requirements for such plan.


INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSIONS (SEP/IRAS)


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Policy for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the Policy in connection with such plans should seek advice.

Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the Policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a Death Benefit provision such as the provision in the Policy comports with IRA qualification requirements.


SIMPLE INDIVIDUAL RETIREMENT ANNUITIES



Beginning January 1, 1997, certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH INDIVIDUAL RETIREMENT ANNUITIES



Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10 percent penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) and/or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.


MINIMUM DISTRIBUTION REQUIREMENTS ("MDR")

The Code requires that minimum distribution from an IRA begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. Failure to do so results in a penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the MDR only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to: 1) minimum withdrawal amount of $250; 2) while surrender charges are applicable, up to 10% of total premium plus 100% of any Sub-Account earnings and 100% of Fixed Account interest may be withdrawn; and
3) use of MDR counts as the once a Policy Year free withdrawal.

As an administrative practice, we will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the Policy by a life expectancy factor. The factor will be based on either your life or the life expectancies of your life and your Designated Beneficiary, as directed by you, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the Policy to be used in this calculation is the Policy Value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:

          1.   your life expectancy (Single Life Expectancy);
          2. joint life expectancy between you and your Designated Beneficiary (Joint Life and Last Survivor Expectancy); or
          3. your life expectancy and a non-spouse Beneficiary more than 10 years younger than you (Minimum Distribution Incident Benefit Requirement).


No minimum distribution is required from a Roth IRA during your life, although upon your death certain distribution requirements apply.



The Code Minimum Distribution Requirements also apply to distribution from qualified plans other than IRAs. For qualified plans under section 401(a), 401(k), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5%" Owner (as defined in the Code), distributions generally must begin no later than the date described in (i). you are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.


CORPORATE AND SELF-EMPLOYED (H.R.10 AND KEOGH) PENSION AND PROFIT-SHARING PLANS

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Policy in connection with such plans should seek advice.


The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.


DEFERRED COMPENSATION PLANS

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for certain governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

TAX-SHELTERED ANNUITY PLANS


Section 403(b) of the Code permits public school systems and certain tax-exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Under Code requirements, Section 403(b) annuities generally may not permit distribution of: 1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under
Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988, from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.


OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.


                            DISTRIBUTION OF POLICIES

The policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the policies. However, we reserve the right to discontinue the offering. Applications for policies are solicited by agents who are registered representatives of Canada Life of America Financial Services, Inc. ("CLAFS"). CLAFS is a wholly owned subsidiary of Canada Life Insurance Company of America, a Michigan corporation. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. The policies may also be sold through other broker/dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling Broker/Dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the policies. We may from time to time pay additional compensation pursuant to promotional contracts. In some circumstances, we may provide reimbursement of certain sales and marketing expenses. CLAFS will pay a promotional agent fee for providing marketing support for the distribution of the contracts.

CLAFS acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the policies for the Variable Account pursuant to a distribution agreement involving CLAFS and us. CLAFS is not obligated to sell any specific number of policies. CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.


                               LEGAL PROCEEDINGS


Certain affiliates of the Company, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or the Company.

                                 VOTING RIGHTS

To the extent deemed to be required by law and as described in the Prospectuses for the Funds, shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes which are available to you will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which the Variable Account value is allocated. You only have voting interest prior to the Annuity Date or Maturity Date.

The number of votes which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with established procedures.

Shares as to which no timely instructions are received and shares held by us in a Sub-Account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate portfolio.



                            PREPARING FOR YEAR 2000



Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. The Company and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this Prospectus, it is not anticipated that Policyholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant prior to the end of 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's services at that time.



                              FINANCIAL STATEMENTS


Our balance sheets as of December 31, 1997 and 1996, and the related statements of operations, accumulated surplus (deficit), and cash flows for each of the three years in the period ended December 31, 1997, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 1997, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS


    ADDITIONAL POLICY PROVISIONS
            Contract  ......................................................................................................... 2
            Incontestability  ................................................................................................. 2
            Misstatement of Age      .......................................................................................... 2
            Currency   ........................................................................................................ 2
            Place of Payment     .............................................................................................. 3
            Non-Participation    .............................................................................................. 3
            our Consent    .................................................................................................... 3

    PRINCIPAL UNDERWRITER ..................................................................................................... 3

    CALCULATION OF YIELDS AND TOTAL RETURNS
            Money Market Yields.................................................................................................3
            Other Sub-Account Yields        ................................................................................... 4
            Total Returns   ................................................................................................... 5
            Effect of the Policy Administration Charge on Performance Data..................................................... 8

    SAFEKEEPING OF ACCOUNT ASSETS...............................................................................................8

    STATE REGULATION............................................................................................................8

    RECORDS AND REPORTS.........................................................................................................9

    LEGAL MATTERS...............................................................................................................9

    EXPERTS.....................................................................................................................9

    OTHER INFORMATION...........................................................................................................9

    FINANCIAL STATEMENTS........................................................................................................9

                                     PART B



                        INFORMATION REQUIRED TO BE IN THE

                       STATEMENT OF ADDITIONAL INFORMATION

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
          HOME OFFICE: 500 MAMARONECK AVENUE, HARRISON, NEW YORK 10528
                              PHONE: (914) 835-8400




                       STATEMENT OF ADDITIONAL INFORMATION
                           VARIABLE ANNUITY ACCOUNT 1
                 SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY







This Statement of Additional Information contains information in addition to the information described in the Prospectus for the single premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the policy; Canada Life of America Series Fund, Inc.; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Fidelity Investments Variable Insurance Products Fund III; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; The Alger American Fund; The Montgomery Funds III, and the Berger Institutional Products Trust. The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain copies of the Prospectuses by writing or calling us at our address or phone number shown above.



      The date of this Statement of Additional Information is May 1, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS.......................................................2
     Contract......................................................................2
     Incontestability..............................................................2
     Misstatement Of Age...........................................................2
     Currency......................................................................2
     Place Of Payment..............................................................3
     Non-Participation.............................................................3
     Our Consent...................................................................3

PRINCIPAL UNDERWRITER..............................................................3

CALCULATION OF YIELDS AND TOTAL RETURNS............................................3
     Money Market Yields...........................................................3
     Other Sub-Account Yields......................................................4
     Total Returns.................................................................5
     Effect of the Policy Administration Charge on Performance Data................8

SAFEKEEPING OF ACCOUNT ASSETS......................................................8

STATE REGULATION...................................................................8

RECORDS AND REPORTS................................................................8

LEGAL MATTERS......................................................................8

EXPERTS............................................................................9

OTHER INFORMATION..................................................................9

FINANCIAL STATEMENTS...............................................................9



                          ADDITIONAL POLICY PROVISIONS

CONTRACT

The entire contract is made up of the policy and the application for the policy. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the policy unless it is contained in the application and a copy of the application is attached to the policy at issue.

INCONTESTABILITY

We will not contest the policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the policy.

MISSTATEMENT OF AGE

If the age of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age.

If we make an overpayment because of an error in age, the overpayment plus interest at 3% compounded annually will be a debt against the policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age, any annuity payments will be recalculated at the correct age, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

CURRENCY

All amounts payable under the policy will be paid in United States currency.

PLACE OF PAYMENT

All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.

NON-PARTICIPATION

The policy is not eligible for dividends and will not participate in our divisible surplus.

OUR CONSENT

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Secretary or Actuary.



                              PRINCIPAL UNDERWRITER



Canada Life of America Financial Services, Inc. ("CLAFS"), an affiliate of Canada Life Insurance Company of New York ("CLNY"), is the principal underwriter of the variable annuity policies described herein. The offering of the policies is continuous, and CLNY does not anticipate discontinuing the offering of the policies. However, CLNY does reserve the right to discontinue the offering of the policies.



CLAFS received and retained $2,891 in 1997, $12,024 in 1996, and $37,300 in 1995
as commissions for serving as principal underwriter of the variable annuity policies.



                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the policy administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit policy administration charge of $30 per year per policy deducted at the end of each policy year. Current Yield will be calculated according to the following formula:


                     Current Yield = ((NCS-ES)/UV) X (365/7)
         Where:


         NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.


         ES = per unit expenses of the Sub-Account for the 7 day period. UV = the unit value on the first day of the 7 day period.


The current yield for the 7 day period ended December 31, 1997 was 4.08%.

We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                                                    365/7
                  Effective Yield = (1+((NCS-ES)/UV))   - 1
         Where:


         NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.


         ES = per unit expenses of the Sub-Account for the 7 day period.

         UV = the unit value for the first day of the 7 day period.


The effective yield for the 7 day period ended December 31, 1997 was 4.16%.


Because of the charges and deductions imposed under the policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

OTHER SUB-ACCOUNT YIELDS

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the (except the Money Market Sub-Account) for a policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the policy administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects a policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating the 30 day or one month yield, an average policy administration charge per dollar of policy value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                                                6
                           Yield = 2 x ((((NI-ES)/(U x UV)) + 1)  - 1)

         Where:

         NI   =   net income of the portfolio for the 30 day or one month period attributable to the Sub-Account's units.

         ES   =   expenses of the Sub-Account for the 30 day or one month
                  period.

         U    =   the average number of units outstanding.

         UV   =   the unit value at the close (highest) of the last day in the
                  30 day or one month period.

Because of the charges and deductions imposed under the policies, the yield for the Sub-Account will be lower than the yield for the corresponding portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the policy. The surrender charge is equal to 6% of premiums paid during that current policy year and the previous 4 policy years on certain amounts surrendered or withdrawn under the policy as described in the Prospectus. A surrender charge will not be imposed on the first withdrawal in any policy year on an amount up to 10% of the premiums paid during that current policy year and the previous 4 policy years, if the systematic withdrawal privilege is not elected in that policy year.

TOTAL RETURNS

We may, from time to time, also quote in sales literature or advertisements total returns, including average annual total returns for one or more of the Sub-Accounts for various periods of time. We will always include quotes of average annual total return for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided.

Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying portfolio, and the deductions for the mortality and expense risk charge, daily administration fee and the policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating total return, an average per dollar policy administration charge attributable to the hypothetical account for the period is used. The total return will then be calculated according to the following formula:

                                       1/N
                           TR = ((ERV/P)) - 1

         Where:

         TR   =   the average annual total return net of Sub-Account recurring charges.

         ERV  =   the ending redeemable value of the hypothetical account at the end of the period.

         P    =   a hypothetical initial payment of $1,000.

         N    =   the number of years in the period.


The total returns assume that the maximum fees and charges are imposed for calculations.

Average annual total returns for the periods ending December 31, 1997 as shown below for the Sub-Accounts were:


          SUB-ACCOUNT*                                                                                                 FUND
                                                   1 YEAR            5 YEAR        10 YEAR      FROM FUND           INCEPTION
                                                   RETURN            RETURN        RETURN       INCEPTION              DATE
Bond                                                 1.09 %           4.99%          ****          6.27 %           12/04/89
Capital                                             13.83 %            ***           ****         13.39 %           04/23/93
International Equity                                (2.62)%            ***           ****          7.71 %           04/24/95
Managed                                             10.52 %           8.40%          ****          8.88 %           12/04/89
Money Market                                        (1.98)%           2.08%          ****          2.94 %           12/04/89
Value Equity                                        19.73 %          10.59%          ****         10.71 %           12/04/89
Alger American Growth                               18.50 %          17.28%          ****         17.71 %           01/08/89
Alger American Leveraged AllCap                     12.52 %            ***           ****         30.74 %           01/25/95
Alger American MidCap Growth                         7.91 %            ***           ****         19.95 %           05/03/93
Alger American Small Capitalization                  4.35 %          10.66%          ****         17.52 %           09/20/88
Berger/BIAM IPT-International                          **              ***           ****         (8.37)%           05/01/97
Dreyfus Growth and Income                            9.10 %            ***           ****         21.12 %           05/02/94
Dreyfus Socially Responsible                        21.15 %            ***           ****         19.29 %           10/07/93
Fidelity VIP Growth                                 16.27 %          16.00%         15.49%        13.90 %           10/09/86
Fidelity VIP High Income                            10.54 %          11.91%         11.18%        10.83 %           09/19/85
Fidelity VIP Overseas                                4.51 %          12.10%          8.02%         6.64 %           01/28/87
Fidelity VIP II Asset Manager                       13.48 %          10.97%          ****         11.00 %           09/06/89
Fidelity VIP II Index 500                           25.35 %          17.91%          ****         17.90 %           08/27/92
Montgomery Variable Series: Emerging
Markets                                             (7.45)%            ***           ****         (1.16)%           02/02/96
Montgomery Variable Series: Growth                  21.28 %            ***           ****         26.05 %           02/09/96
Seligman Communications and Information             15.03 %            ***           ****         19.63 %           10/11/94
Seligman Frontier                                    9.22 %            ***           ****         21.76 %           10/11/94



* The Inception Dates of the Sub-Accounts are as follows: Money Market, Managed, Bond and Value Equity, 12/4/89; Capital 5/1/93; Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, and Fidelity VIP II Asset Manager, 5/1/94; International Equity, Seligman Communications and Information, and Seligman Frontier, 5/1/95; Fidelity VIP II Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible, Alger American Small Capitalization, Alger American Growth, Alger American MidCap Growth, Alger American Leveraged AllCap and Montgomery Variable Series: Emerging Markets, 5/1/96; and Berger/BIAM IPT-International and Montgomery Variable Series: Growth, 5/1/97. These dates may not coincide with the Fund inception dates.

** These Sub-Accounts invest in portfolios that have not been in operation one year as of December 31, 1997, and accordingly, no one year average annual total return is available.

*** These Sub-Accounts invest in portfolios that have not been in operation five years as of December 31, 1997, and accordingly, no five year average annual total return is available.

**** These Sub-Accounts invest in portfolios that have not been in operation ten years as of December 31, 1997, and accordingly, no ten year average annual return is available.

As of December 31, 1997, the Berger IPT-Small Company Growth Fund, Dreyfus Capital Appreciation Fund, Fidelity VIP II Contrafund and Fidelity VIP III Growth Opportunities Sub-Accounts had not commenced operations. Accordingly, we have not provided average annual total return information for these Sub-Accounts.


We may, from time to time, also quote in sales literature or advertisements, total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charge on amounts surrendered or withdrawn.


Average annual total returns without a surrender charge for the periods ending December 31, 1997 as shown below for the Sub-Accounts were:



          SUB-ACCOUNT*                                                                                                 FUND
                                                   1 YEAR            5 YEAR        10 YEAR      FROM FUND           INCEPTION
                                                   RETURN            RETURN        RETURN       INCEPTION              DATE
Bond                                                 6.49 %           5.43%          ****          6.27 %           12/04/89
Capital                                             19.23 %            ***           ****         13.87 %           04/23/93
International Equity                                 2.78 %            ***           ****          9.17 %           04/24/95
Managed                                             15.92 %           8.79%          ****          8.88 %           12/04/89
Money Market                                         3.42 %           2.58           ****          2.94 %           12/04/89
Value Equity                                        25.13 %          10.95%          ****         10.71 %           12/04/89
Alger American Growth                               23.90 %          17.57%          ****         17.71 %           01/08/89
Alger American MidCap Growth                        13.31 %            ***           ****         20.34 %           05/03/93
Alger American Leveraged AllCap                     17.92 %            ***           ****         31.65 %           01/25/95
Alger American Small Capitalization                  9.75 %          11.02%          ****         17.52 %           09/20/88
Berger/BIAM IPT-International                          **              ***           ****         (2.97)%           05/01/97
Dreyfus Growth and Income                           14.50 %            ***           ****         21.85 %           05/02/94
Dreyfus Socially Responsible                        26.55 %            ***           ****         19.77 %           10/07/93
Fidelity VIP Growth                                 21.67 %          16.29%         15.49         13.90 %           10/09/86
Fidelity VIP High Income                            15.94 %          12.26%         11.18%        10.83 %           09/19/85
Fidelity VIP Overseas                                9.91 %          12.44%          8.02%         6.64 %           01/28/87
Fidelity VIP II Asset Manager                       18.88 %          11.32%          ****         11.10 %           09/06/89
Fidelity VIP II Index 500                           30.75 %          18.18%          ****         18.14 %           08/27/92
Montgomery Variable Series: Emerging
Markets                                             (2.05)%            ***           ****          1.66 %           02/02/96
Montgomery Variable Series: Growth                  26.68 %            ***           ****         28.35 %           02/09/96
Seligman Communications and Information             20.43 %            ***           ****         20.55 %           10/11/94
Seligman Frontier                                   14.62 %            ***           ****         22.65 %           10/11/94



* The Inception Dates of the Sub-Accounts are as follows: Money Market, Managed, Bond and Value Equity, 12/4/89; Capital 5/1/93; Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, and Fidelity VIP II Asset Manager, 5/1/94; International Equity, Seligman Communications and Information, and Seligman Frontier, 5/1/95; Fidelity VIP II Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible, Alger American Small Capitalization, Alger American Growth, Alger American MidCap Growth, Alger American Leveraged AllCap and Montgomery Variable Series: Emerging Markets, 5/1/96; and Berger/BIAM IPT-International and Montgomery Variable Series: Growth, 05/01/97. These dates may not coincide with the Fund inception dates.

** These Sub-Accounts invest in portfolios that have not been in operation one year as of December 31, 1997, and accordingly, no one year average annual total return is available.

*** These Sub-Accounts invest in portfolios that have not been in operation five years as of December 31, 1997, and accordingly, no five year average annual total return is available.

**** These Sub-Accounts invest in portfolios that have not been in operation ten years as of December 31, 1997, and accordingly, no ten year average annual return is available.



As of December 31, 1997, the Berger IPT-Small Company Growth Fund, Dreyfus Capital Appreciation Fund, Fidelity VIP II Contrafund and Fidelity VIP III Growth Opportunities Sub-Accounts had not commenced operations. Accordingly, we have not provided average annual total return information for these Sub-Accounts.


EFFECT OF THE POLICY ADMINISTRATION CHARGE ON PERFORMANCE DATA

The policy provides for a $30 policy administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which you are invested. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. For purposes of reflecting the policy administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average policy value in the Variable Account of all policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. The policies will be modified to comply with the requirements of each applicable jurisdiction.


                               RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                  LEGAL MATTERS


All matters relating to New York law pertaining to the policies, including the validity of the policies and our authority to issue the policies, have been passed upon by Charles MacPhaul. Sutherland, Asbill & Brennan LLP of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


Our balance sheets as of December 31, 1997 and 1996, and the related statements of operations, accumulated surplus, and cash flows for each of the three years in the period ended December 31, 1997, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 1997, and the related statement of operations and the statements of changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young, Chartered Accountants of Toronto, Canada as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS


The Variable Account's statement of net assets as of December 31, 1997, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young, Chartered Accountants, serve as independent auditors for the Variable Account.



Our balance sheets as of December 31, 1997 and 1996, and the related statements of operations, accumulated surplus (deficit), and cash flows for each of the three years in the period ended December 31, 1997, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                          INDEX TO FINANCIAL STATEMENTS


CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                                                                                PAGE
         Report of Independent Auditors.........................................  1

         Audited Financial Statements

         Statement of Net Assets as at December 31, 1997........................  2
         Statements of Operations for the
              year ended December 31, 1997......................................  4
         Statements of Changes in Net Assets for the
              year ended December 31, 1997......................................  6
         Notes to Financial Statements .........................................  8


CANADA LIFE INSURANCE COMPANY OF NEW YORK

         Report of Independent Auditors.........................................  1

         Audited Financial Statements

         Balance Sheets as at December 31, 1997.................................  3
         Statements of Operations for the
              years ended December 31, 1997, 1996 and 1995......................  4
         Statements of Accumulated Surplus (Deficit) for the
              years ended December 31, 1997, 1996 and 1995......................  5
         Statements of Cash Flows for the
              years ended December 31, 1997, 1996  and 1995 ....................  6
         Notes to Financial Statements .........................................  8

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 1997








                                    CONTENTS

Report of Independent Auditors ............................................    1

Audited Financial Statements

Statement of Net Assets ...................................................    2
Statement of Operations ...................................................    8
Statements of Changes in Net Assets .......................................   14
Notes to Financial Statements .............................................   25

[ERNST & YOUNG LETTERHEAD]




                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors of
Canada Life Insurance Company of New York


We have audited the accompanying statement of net assets of CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1 (comprising, respectively, the Money Market, Managed, Bond, Equity, Capital, International Equity, Asset Manager, Growth, High Income, Overseas, Index 500, Communications and Information, Frontier, Small Capitalization, Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible, Emerging Markets, and Variable Series Growth Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

In our opinion, the financial statements present fairly, in all material respects, the financial position of Variable Annuity Account 1 as at December 31, 1997, and the results of its operations for the year then ended, and the changes in its net assets for each of the years ended December 31, 1997 and December 31, 1996 in accordance with generally accepted accounting principles.




                                                /s/ Ernst & Young

Toronto, Canada
February 13, 1998                                   Chartered Accountants

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                             STATEMENT OF NET ASSETS

                                DECEMBER 31, 1997


                                                                        CLASF SERIES
                                                                        ------------
                                 MONEY            MANAGED            BOND                                            INTERNATIONAL
                                 MARKET            SUB-              SUB-            EQUITY           CAPITAL            EQUITY
                              SUB-ACCOUNT        ACCOUNT            ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                             ------------------------------------------------------------------------------------------------------
NET ASSETS
Investment in Canada Life
   of America Series Fund,
   Inc., at market (see
   Note 3 for cost values)      $ 123,290        $ 200,208         $  15,048         $ 106,118         $  97,748         $ 123,174
Dividends receivable                  682           22,981               871            12,911            19,020             7,387
Due from (to) Canada Life
   Insurance Company of
   New York (Note 6)               26,537           (1,043)              (75)           (2,087)             (875)              (57)
                                --------------------------------------------------------------------------------------------------
NET ASSETS                      $ 150,509        $ 222,146         $  15,844         $ 116,942         $ 115,893         $ 130,504
                                ==================================================================================================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability
     reserve                    $ 150,509        $ 222,146         $  15,844         $ 116,942         $ 115,893         $ 130,504
                                --------------------------------------------------------------------------------------------------
NET ASSETS                      $ 150,509        $ 222,146         $  15,844         $ 116,942         $ 115,893         $ 130,504
                                ==================================================================================================

NUMBER OF UNITS
  OUTSTANDING                      11,830           11,078               961             5,090             6,260            10,280
                                ==================================================================================================

NET ASSET VALUE PER UNIT        $ 12.7227        $ 20.0529         $ 16.4870         $ 22.9749         $ 18.5133         $ 12.6949
                                ==================================================================================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1997

                                                                           FIDELITY VIP SERIES
                                                                           -------------------
                                                 ASSET                             HIGH                           INDEX
                                                MANAGER          GROWTH           INCOME        OVERSEAS           500
                                                  SUB-            SUB-             SUB-           SUB-             SUB-
                                                ACCOUNT         ACCOUNT          ACCOUNT         ACCOUNT         ACCOUNT
                                              ----------------------------------------------------------------------------
NET ASSETS
Investment in Fidelity VIP at market (see
   Note 3 for cost values)                     $ 435,266        $ 470,168        $ 303,934       $  79,680       $ 160,146
Dividends receivable                                  --               --               --              --              --
Due from (to) Canada Life Insurance Company
   of New York (Note 6)                           (1,081)         (20,708)           5,976              65             501
                                              ----------------------------------------------------------------------------
NET ASSETS                                     $ 434,185        $ 449,460        $ 309,910       $  79,745       $ 160,647
                                               ============================================================================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve            $ 434,185        $ 449,460        $ 309,910       $  79,745       $ 160,647
                                              ----------------------------------------------------------------------------
NET ASSETS                                     $ 434,185        $ 449,460        $ 309,910       $  79,745       $ 160,647
                                               ============================================================================

NUMBER OF UNITS OUTSTANDING                       17,918           10,293            8,696           3,918           1,311
                                               ============================================================================

NET ASSET VALUE PER UNIT                       $ 24.2318        $ 43.6666        $ 35.6382       $ 20.3535       $122.5378
                                               ============================================================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1997



                                                 SELIGMAN PORTFOLIOS SERIES
                                                 --------------------------
                                               COMMUNICATIONS
                                               AND INFORMATION    FRONTIER
                                                 SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------------------------
NET ASSETS
Investment in Seligman Portfolios,
   Inc. at market (see Note 3 for cost
   values)                                         $420,189         $264,520
Dividends receivable                                     --               --
Due from (to) Canada Life Insurance Company
   of New York (Note 6)                              14,460            4,242
                                               -----------------------------
NET ASSETS                                         $434,649         $268,762
                                               =============================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve                $434,649         $268,762
                                               -----------------------------
NET ASSETS                                         $434,649         $268,762
                                               =============================

NUMBER OF UNITS OUTSTANDING                          23,607           13,818
                                               ==============================

NET ASSET VALUE PER UNIT                           $18.4119         $19.4501
                                               ==============================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1997



                                                                      ALGER AMERICAN SERIES
                                                                      ---------------------
                                                    SMALL                                            LEVERAGED
                                               CAPITALIZATION         GROWTH         MIDCAP           ALLCAP
                                                 SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                               ----------------------------------------------------------------
NET ASSETS
Investment in Alger at market (see
   Note 3 for cost values)                         $ 51,888         $173,563        $ 35,883          $ 25,047
Dividends receivable                                     --               --              --                --
Due from (to) Canada Life Insurance Company
   of New York (Note 6)                              (2,165)             779              (9)           (3,387)
                                               ---------------------------------------------------------------
NET ASSETS                                         $ 49,723         $174,342        $ 35,874          $ 21,660
                                               ===============================================================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve                $ 49,723         $174,342        $ 35,874          $ 21,660
                                               ---------------------------------------------------------------
NET ASSETS                                         $ 49,723         $174,342        $ 35,874          $ 21,660
                                               ===============================================================

NUMBER OF UNITS OUTSTANDING                           1,105            4,005           1,508               965
                                               ===============================================================

NET ASSET VALUE PER UNIT                           $44.9982         $43.5311        $23.7891          $22.4456
                                               ===============================================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1997



                                                           DREYFUS SERIES
                                                           --------------
                                                     GROWTH              SOCIALLY
                                                    AND INCOME         RESPONSIBLE
                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------------------
NET ASSETS
Investment in Dreyfus at market (see Note 3
   for cost values)                                  $ 146,187           $  63,349
Dividends receivable                                        --                  --
Due from (to) Canada Life Insurance Company
   of New York (Note 6)                                (51,561)                 54
                                                   -------------------------------
NET ASSETS                                           $  94,626           $  63,403
                                                   ===============================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve                  $  94,626           $  63,403
                                                   -------------------------------
NET ASSETS                                           $  94,626           $  63,403
                                                   ===============================

NUMBER OF UNITS OUTSTANDING                              3,658               2,356
                                                   ===============================

NET ASSET VALUE PER UNIT                             $ 25.8682           $ 26.9113
                                                   ===============================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1997


                                                         MONTGOMERY SERIES
                                                         -----------------
                                                  EMERGING           VARIABLE SERIES
                                                   MARKETS                GROWTH             ALL SERIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT            COMBINED
                                                --------------------------------------------------------
NET ASSETS
Investment in Montgomery at market (see
   Note 3 for cost values)                       $    18,445           $   100,514           $ 3,414,365
Dividends receivable                                      --                    --                63,852
Due from (to) Canada Life Insurance
   Company of New York (Note 6)                         (221)                  (72)              (30,727)
                                                --------------------------------------------------------
  NET ASSETS                                     $    18,224           $   100,442           $ 3,447,490
                                                ========================================================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve              $    18,224           $   100,442           $ 3,447,490
                                                --------------------------------------------------------
NET ASSETS                                       $    18,224           $   100,442           $ 3,447,490
                                                ========================================================

NUMBER OF UNITS OUTSTANDING                            1,763                 6,254               146,674
                                                ========================================================

NET ASSET VALUE PER UNIT                         $   10.3369           $   16.0604
                                                ========================================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997


                                                                          CLASF SERIES
                                                                          ------------
                                      MONEY                         BOND                                       INTERNATIONAL
                                     MARKET         MANAGED         SUB-           EQUITY        CAPITAL          EQUITY
                                   SUB-ACCOUNT    SUB-ACCOUNT      ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT*
                                  -----------------------------------------------------------------------------------------
NET  INVESTMENT INCOME:
Dividend income                     $  8,278       $ 22,981       $    871        $ 12,912       $ 19,020          $  7,387
Less mortality & expense risk
  charges (Note 6)                     2,369          1,920            142           1,431          1,299               419
                                  -----------------------------------------------------------------------------------------
Net investment income                  5,909         21,061            729          11,481         17,721             6,968
                                  -----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Net unrealized appreciation
 (depreciation) from
  investments                             --          1,238             66          10,984        (19,335)          (15,409)
Net realized gain (loss)
  from investments                        --           (393)            (2)          4,026         21,049                83
                                  -----------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) from investments            --            845             64          15,010          1,714           (15,326)
                                  -----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS
                                    $  5,909       $ 21,906       $    793        $ 26,491       $ 19,435          $ (8,358)
                                  =========================================================================================

See accompanying notes
*For the period February 4, 1997 (commencement of operations) to December 31,
1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997



                                                                  FIDELITY VIP SERIES
                                                                  -------------------
                                                                                                        INDEX
                                    ASSET MANAGER       GROWTH        HIGH INCOME       OVERSEAS         500
                                     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT*
                                   -----------------------------------------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                        $ 28,043        $  9,290        $ 10,601        $  4,535        $    474
 Less mortality and expense risk
   charges (Note 6)                        4,082           4,726           3,598             896           1,067
                                   -----------------------------------------------------------------------------
Net investment income                     23,961           4,564           7,003           3,639            (593)
                                   -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
   (depreciation) from
   investments                            19,614          37,383          24,796             475          16,847
Net realized gain (loss) from
   investments                             3,414          24,397           8,182             145             904
                                   -----------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) from investments
                                          23,028          61,780          32,978             620          17,751
                                   -----------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                         $ 46,989        $ 66,344        $ 39,981        $  4,259        $ 17,158
                                   =============================================================================

See accompanying notes
*For the period January 20, 1997 (commencement of operations) to December 31,
1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997



                                          SELIGMAN PORTFOLIO SERIES
                                          -------------------------
                                        COMMUNICATIONS
                                        AND INFORMATION     FRONTIER
                                          SUB-ACCOUNT      SUB-ACCOUNT
                                        ------------------------------
NET INVESTMENT INCOME:
 Dividend income                           $ 108,801         $  24,074
 Less mortality and expense risk
   charges (Note 6)                            4,961             2,280
                                        ------------------------------
Net investment income                        103,840            21,794
                                        ------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
   (depreciation) from investments
                                             (60,439)            5,330
Net realized gain (loss) from
   investments                                19,282            (1,184)
                                        ------------------------------
Net realized and unrealized gain
   (loss) from investments
                                             (41,157)            4,146
                                        ------------------------------

NET  INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS
                                           $  62,683         $  25,940
                                        ==============================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997



                                                       ALGER AMERICAN SERIES
                                                       ---------------------
                                          SMALL                                            LEVERAGED
                                     CAPITALIZATION        GROWTH            MIDCAP          ALLCAP
                                       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                     -----------------------------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                          $    791          $    674         $    162         $     --
 Less mortality and expense risk
   charges (Note 6)                            462             1,008              231               86
                                     -----------------------------------------------------------------
Net investment income                          329              (334)             (69)             (86)
                                     -----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
   (depreciation) from investments
                                             2,723            14,619              653               (4)
Net realized gain (loss) from
   investments                              (4,529)             (509)               6               --
                                     -----------------------------------------------------------------
Net realized and unrealized gain
   (loss) from investments
                                            (1,806)           14,110              659               (4)
                                     -----------------------------------------------------------------

NET  INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS
                                          $ (1,477)         $ 13,776         $    590         $    (90)
                                     =================================================================

  See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997



                                               DREYFUS SERIES
                                               --------------
                                          GROWTH          SOCIALLY
                                        AND INCOME       RESPONSIBLE
                                        SUB-ACCOUNT     SUB-ACCOUNT*
                                        ----------------------------
NET INVESTMENT INCOME:
 Dividend income                           $ 10,001         $  1,992
 Less mortality and expense
   risk charges (Note 6)                        957              324
                                        ----------------------------
Net investment income                         9,044            1,668
                                        ----------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
   (depreciation) from investments
                                                982            2,262
Net realized gain (loss) from
   investments                                 (182)           1,389
                                        ----------------------------
Net realized and unrealized gain
   (loss) from investments
                                                800            3,651
                                        ----------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                                 $  9,844         $  5,319
                                        ============================

See accompanying notes
*For the period March 27, 1997 (commencement of operations) to December 31, 1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997



                                                   MONTGOMERY SERIES
                                                   ------------------
                                           EMERGING        VARIABLE SERIES
                                            MARKETS            GROWTH        ALL SERIES
                                         SUB-ACCOUNT*       SUB-ACCOUNT**     COMBINED
                                         ----------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                          $      31         $   4,739         $ 275,657
 Less mortality and expense risk
   charges (Note 6)                             161                66            32,485
                                         ----------------------------------------------
Net investment income                          (130)            4,673           243,172
                                         ----------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
   (depreciation) from investments
                                             (3,116)           (4,613)           35,056
Net realized gain (loss) from
   investments                                  551                --            76,629
                                         ----------------------------------------------
Net realized and unrealized gain
   (loss) from investments
                                             (2,565)           (4,613)          111,685
                                         ----------------------------------------------

NET  INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS
                                          $  (2,695)        $      60         $ 354,857
                                         ==============================================

  See accompanying notes
 *For the period April 1, 1997 (commencement of operations) to December 31, 1997 **For the period May 1, 1997 (commencement of operations) to December 31, 1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1997

                                                                         CLASF SERIES
                                                                         ------------
                                                                                                                   INTER-NATIONAL
                                                                                                                       EQUITY
                                   MONEY MARKET        MANAGED          BOND           EQUITY         CAPITAL           SUB-
                                   SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      ACCOUNT*
                                   ----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                            $   5,909        $  21,061         $    729      $  11,481     $  17,721           $   6,968
 Unrealized appreciation
   (depreciation) from
   investments                              --            1,238               66         10,984       (19,335)            (15,409)
Net realized gain (loss) from
   investments                              --             (393)              (2)         4,026        21,049                  83
                                   ----------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets resulting from
   operations                            5,909           21,906              793         26,491        19,435              (8,358)
                                   ----------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)
                                        32,715           75,459            7,045        (15,700)      (43,955)            138,862
                                   ----------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets arising from
   capital transactions                 32,715           75,459            7,045        (15,700)      (43,955)            138,862
                                   ----------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS
                                        38,624           97,365            7,838         10,791       (24,520)            130,504

NET ASSETS, BEGINNING OF YEAR
                                       111,885          124,781            8,006        106,151       140,413                 --
                                   ----------------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR              $ 150,509        $ 222,146         $ 15,844      $ 116,942     $ 115,893           $ 130,504
                                   ==============================================================================================

 See accompanying notes
*For the period February 4, 1997 (commencement of operations) to December 31,
 1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997

                                                                      FIDELITY VIP SERIES
                                                                      -------------------
                                                                                                         INDEX
                                 ASSET MANAGER       GROWTH          HIGH INCOME       OVERSEAS           500
                                  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*
                                 --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                          $  23,961        $   4,564        $   7,003        $   3,639         $    (593)
 Unrealized appreciation
   (depreciation) from
   investments                        19,614           37,383           24,796              475            16,847
Net realized gain (loss) from
   investments                         3,414           24,397            8,182              145               904
                                 --------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                         46,989           66,344           39,981            4,259            17,158
                                 --------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)
                                     166,340          189,988          223,679           38,179           143,489
                                 --------------------------------------------------------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                      166,340          189,988          223,679           38,179           143,489
                                 --------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        213,329          256,332          263,660           42,438           160,647

NET ASSETS, BEGINNING OF YEAR
                                     220,856          193,128           46,250           37,307                --
                                 --------------------------------------------------------------------------------

NET ASSETS, END OF YEAR            $ 434,185        $ 449,460        $ 309,910        $  79,745         $ 160,647
                                 ================================================================================

 See accompanying notes
*For the period January 20, 1997 (commencement of operations) to December 31,
 1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997

                                      SELIGMAN PORTFOLIOS SERIES
                                      --------------------------
                                    COMMUNICATIONS
                                    AND INFORMATION      FRONTIER
                                      SUB-ACCOUNT      SUB-ACCOUNT
                                    ------------------------------
OPERATIONS:
 Net investment income
    (loss)                            $ 103,840          $  21,794
 Unrealized appreciation
   (depreciation) from
   investments                          (60,439)             5,330
Net realized gain (loss) from
   investments                           19,282             (1,184)
                                    ------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                            62,683             25,940
                                    ------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)
                                        (20,355)           138,412
                                    ------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                         (20,355)           138,412
                                    ------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            42,328            164,352

NET ASSETS, BEGINNING OF YEAR
                                        392,321            104,410
                                    ------------------------------

NET ASSETS, END OF YEAR               $ 434,649          $ 268,762
                                    ==============================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997

                                                        ALGER AMERICAN SERIES
                                                        ----------------------
                                         SMALL                                              LEVERAGED
                                    CAPITALIZATION        GROWTH            MIDCAP            ALLCAP
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                             $     329         $    (334)        $     (69)         $     (86)
 Unrealized appreciation
   (depreciation) from
   investments                            2,723            14,619               653                 (4)
Net realized gain (loss) from
   investments                           (4,529)             (509)                6                 --
                                    ------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                            (1,477)           13,776               590                (90)
                                    ------------------------------------------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)
                                          9,002           148,463            24,798             18,898
                                    ------------------------------------------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                           9,002           148,463            24,798             18,898
                                    ------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             7,525           162,239            25,388             18,808

NET ASSETS, BEGINNING OF YEAR
                                         42,198            12,103            10,486              2,852
                                    ------------------------------------------------------------------

NET ASSETS, END OF YEAR               $  49,723         $ 174,342         $  35,874          $  21,660
                                    ==================================================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997

                                            DREYFUS SERIES
                                            --------------
                                      GROWTH AND      SOCIALLY
                                        INCOME       RESPONSIBLE
                                      SUB-ACCOUNT    SUB-ACCOUNT*
                                      -----------    ------------
OPERATIONS:
 Net investment income
   (loss)                               $  9,044         $  1,668
 Unrealized appreciation
   (depreciation) from
   investments                               982            2,262
Net realized gain (loss) from
   investments                              (182)           1,389
                                      ---------------------------
Net increase (decrease) in net
   assets resulting from
   operations                              9,844            5,319
                                      ---------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)
                                          81,913           58,084
                                      ---------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                           81,913           58,084
                                      ---------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             91,757           63,403

NET ASSETS, BEGINNING OF YEAR
                                           2,869                -
                                      ---------------------------

NET ASSETS, END OF YEAR                  $94,626          $63,403
                                      ===========================

 See accompanying notes
*For the period March 27, 1997 (commencement of operations) to December 31, 1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997


                                                         MONTGOMERY SERIES
                                                         -----------------
                                       EMERGING           VARIABLE SERIES
                                        MARKETS                GROWTH          ALL SERIES
                                     SUB-ACCOUNT*          SUB-ACCOUNT**        COMBINED
                                     ----------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                              $   (130)             $4,673            $  243,172
 Unrealized appreciation
   (depreciation) from
   investments                           (3,116)             (4,613)               35,056
Net realized gain (loss) from
   investments                              551                   -                76,629
                                     ----------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                            (2,695)                 60               354,857
                                     ----------------------------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)
                                         20,919             100,382             1,536,617
                                     ----------------------------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                          20,919             100,382             1,536,617
                                     ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            18,224             100,442             1,891,474

NET ASSETS, BEGINNING OF YEAR
                                              -                   -             1,556,016
                                     ----------------------------------------------------

NET ASSETS, END OF YEAR                 $18,224            $100,442            $3,447,490
                                     ====================================================

  See accompanying notes
 *For the period April 1, 1997 (commencement of operations) to December 31, 1997 **For the period May 1, 1997 (commencement of operations) to December 31, 1997

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1996


                                                                          CLASF SERIES
                                                                          ------------
                                                                                                EQUITY          CAPITAL
                                       MONEY MARKET SUB-        MANAGED          BOND             SUB-            SUB-
                                            ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT       ACCOUNT         ACCOUNT
                                       ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                                  $     309             $ 10,387        $  329         $  9,377         $ 8,379
 Unrealized appreciation
   (depreciation) on investments                   -               (5,453)          (64)          (3,623)          1,398
Net realized gain (loss) on
   investments                                     -                  783            (4)             (29)          2,526
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations
                                                 309                5,717           261            5,725          12,303
                                       ---------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from unit
   transactions (Note 5)                     109,273              (32,059)            -             (135)         (7,919)
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                              109,273              (32,059)            -             (135)         (7,919)
                                       ---------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                    109,582              (26,342)          261            5,590           4,384

NET ASSETS, BEGINNING OF YEAR                  2,303              151,123         7,745          100,561         136,029
                                       ---------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $111,885             $124,781        $8,006         $106,151        $140,413
                                       =================================================================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                                            FIDELITY VIP SERIES
                                                            -------------------

                                         ASSET
                                        MANAGER                         HIGH INCOME
                                          SUB-          GROWTH SUB-        SUB-         OVERSEAS SUB-
                                        ACCOUNT           ACCOUNT         ACCOUNT          ACCOUNT
                                        -------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                               $     (599)       $  (1,205)       $     (259)     $   (4,516)
 Unrealized appreciation
   (depreciation) on investments            16,398           12,130             2,759           3,523
Net realized gain (loss) on
   investments                               2,243              721                40             942
                                        -------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations
                                            18,042           11,646             2,540             (51)
                                        -------------------------------------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from unit
   transactions (Note 5)                    78,148           77,326            43,710          36,307
                                        -------------------------------------------------------------
Net increase (decrease) in net assets
   arising from capital transactions
                                            78,148           77,326            43,710          36,307
                                        -------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                   96,190           88,972            46,250          36,256

NET ASSETS, BEGINNING OF YEAR              124,666          104,156                 -           1,051
                                        -------------------------------------------------------------

NET ASSETS, END OF YEAR                   $220,856         $193,128           $46,250         $37,307
                                        =============================================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                           SELIGMAN PORTFOLIOS SERIES
                                           --------------------------
                                 COMMUNICATIONS
                                 AND INFORMATION           FRONTIER
                                   SUB-ACCOUNT           SUB-ACCOUNT
                                 -----------------------------------
OPERATIONS:
 Net investment income
   (loss)                           $   (4,467)           $    8,959
 Unrealized appreciation
   (depreciation) from
   investments                          33,977                   380
Net realized gain (loss) from
   investments                              (9)                1,330
                                 -----------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                           29,501                10,669
                                 -----------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)           97,920                62,676
                                 -----------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                         97,920                62,676
                                 -----------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          127,421                73,345

NET ASSETS, BEGINNING OF YEAR          264,900                31,065
                                 -----------------------------------

NET ASSETS, END OF YEAR               $392,321              $104,410
                                 ===================================

See accompanying notes

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                                              ALGER AMERICAN SERIES*
                                                              ----------------------
                                         SMALL                                                      LEVERAGED
                                    CAPITALIZATION            GROWTH               MIDCAP             ALLCAP
                                      SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                    --------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                              $  (811)               $   326           $   (841)             $    (14)
 Unrealized appreciation
   (depreciation) from
   investments                          (1,555)                  (309)             1,042                   (30)
Net realized gain (loss) from
   investments                            (408)                    (4)                 6                     -
                                    --------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                           (2,774)                    13                207                   (44)
                                    --------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)
                                        44,972                 12,090             10,279                 2,896
                                    --------------------------------------------------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                         44,972                 12,090             10,279                 2,896
                                    --------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           42,198                 12,103             10,486                 2,852

NET ASSETS, BEGINNING OF YEAR
                                             -                      -                  -                     -
                                    --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                $42,198                $12,103            $10,486                $2,852
                                    ==========================================================================

  See accompanying notes
*For the period May 1, 1996 (commencement of operations) to December 31, 1996

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                        DREYFUS SERIES*
                                        ---------------
                                  GROWTH AND
                                    INCOME           ALL SERIES
                                 SUB-ACCOUNT          COMBINED
                                 ------------------------------
OPERATIONS:
 Net investment income
   (loss)                              $  293        $   25,647
 Unrealized appreciation
   (depreciation) from
   investments                           (320)           60,253
Net realized gain (loss) from
   investments                              -             8,137
                                 ------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                             (27)           94,037
                                 ------------------------------

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
   unit transactions (Note 5)           2,896           538,380
                                 ------------------------------
Net increase (decrease) in net
   assets arising from capital
   transactions                         2,896           538,380
                                 ------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           2,869           632,417

NET ASSETS, BEGINNING OF YEAR               -           923,599
                                 ------------------------------

NET ASSETS, END OF YEAR                $2,869        $1,556,016
                                 ==============================

 See accompanying notes
*For the period May 1, 1996 (commencement of operations) to December 31, 1996

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

1. ORGANIZATION

Canada Life of New York Variable Annuity Account 1 ("Variable Annuity Account 1") was established on September 13, 1989 as a separate investment account of Canada Life Insurance Company of New York ("CLNY") to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in either the shares of Canada Life of America Series Fund, Inc. (the "Series Fund"), a diversified, open-end, management investment company, or in Fidelity Investments Variable Insurance Products Fund ("Fidelity"), a Massachusetts Business Trust organized as an open-end, diversified management investment company, in Seligman Portfolios, Inc. ("Seligman"), a diversified, open-end, management investment company, in Dreyfus Variable Investment Fund ("Dreyfus"), a diversified, open-end management investment company, in Alger American Fund ("Alger"), a diversified, open-end, management investment company, or in the Montgomery Funds III ("Montgomery"), a Delaware Business Trust organized as a diversified, open-end management investment company. Variable Annuity Account 1 commenced operations on December 4, 1989, with the exception of the CLASF Capital Series which commenced operations on April 23, 1993, the Fidelity Series which commenced operations on May 1, 1994, the Seligman Portfolios Series which commenced operations on May 1, 1995, the Alger American Series and the Dreyfus Series which commenced operations on May 1, 1996, and the Montgomery Series which commenced operations on April 1, 1997.

The assets of Variable Annuity Account 1 are the property of CLNY. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLNY may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments in shares of the Series Fund, Fidelity, Seligman, Alger American, Dreyfus and Montgomery are valued at the reported net asset values of the respective Sub-account portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

DIVIDENDS

Dividends are recorded on the ex-dividend date and reflect the dividends declared by the Series Fund, Fidelity, Seligman, Alger American, Dreyfus and Montgomery from their accumulated net investment income and net realized investment gains. Dividends in the Money Market Sub-account are declared daily and paid quarterly. Dividends in all other Sub-accounts are declared and paid annually. Dividends paid to Variable Annuity Account 1 are reinvested in additional shares of the respective Sub-accounts at the net asset value per share.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

                 2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the federal income tax return of CLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3. INVESTMENTS

The investments held by Variable Annuity Account 1 as at December 31, 1997 are as follows:


                                                           NUMBER OF         MARKET          MARKET
                                                            SHARES           PRICE           VALUE            COST
                                                       --------------------------------------------------------------
Money Market Sub-account                                       12,329       $10.00       $   123,290      $   123,290
Managed Sub-account                                            16,081        12.45           200,208          204,470
Bond Sub-account                                                1,421        10.59            15,048           15,467
Equity Sub-account                                              7,214        14.71           106,118          101,633
Capital Sub-account                                             6,908        14.15            97,748           89,873
International Equity Sub-account                               10,582        11.64           123,174          138,583
Asset Manager Sub-account                                      24,168        18.01           435,266          385,735
Growth Sub-account                                             12,673        37.10           470,168          404,515
High Income Sub-account                                        22,381        13.58           303,934          276,376
Overseas Sub-account                                            4,150        19.20            79,680           75,614
Index 500 Sub-account                                           1,400       114.39           160,146          143,299
Communications and Information Sub-account                     32,100        13.09           420,189          494,419
Frontier Sub-account                                           16,763        15.78           264,520          258,430
Small Capitalization Sub-account                                1,186        43.75            51,888           50,720
Growth Sub-account                                              4,059        42.76           173,563          159,253
MidCap Sub-account                                              1,484        24.18            35,883           34,188
Leveraged AllCap Sub-account                                    1,081        23.17            25,047           25,081
Growth and Income Sub-account                                   7,035        20.78           146,187          145,525
Socially Responsible Sub-account                                2,537        24.97            63,349           61,087
Emerging Markets Sub-account                                    1,745        10.57            18,445           21,561
Variable Series Growth Sub-account                              6,661        15.09           100,514          105,127
                                                                                      -------------------------------
                                                                                          $3,414,365       $3,314,246
                                                                                      ===============================

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


4. SECURITY PURCHASES AND SALES

The aggregate cost of purchases of investments are presented below:

                                                                                 AGGREGATE COST
                                                                                  OF PURCHASES
                                                                              -------------------
             Money Market Sub-account                                                 $   713,496
             Managed Sub-account                                                          124,134
             Bond Sub-account                                                               8,366
             Equity Sub-account                                                            47,907
             Capital Sub-account                                                           72,723
             International Equity Sub-account                                             148,582
             Asset Manager Sub-account                                                    430,447
             Growth Sub-account                                                           533,536
             High Income Sub-account                                                      518,880
             Overseas Sub-account                                                          39,877
             Index 500 Sub-account                                                        197,514
             Communications and Information Sub-account                                   343,013
             Frontier Sub-account                                                         199,344
             Small Capitalization Sub-account                                              39,179
             Growth Sub-account                                                           178,270
             MidCap Sub-account                                                            24,948
             Leveraged AllCap Sub-account                                                  22,268
             Growth and Income Sub-account                                                161,295
             Socially Responsible Sub-account                                              82,465
             Emerging Markets Sub-account                                                  25,880
             Variable Series Growth Sub-account                                           105,127
                                                                              -------------------
                                                                                       $4,017,251
                                                                              ===================

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


4. SECURITY PURCHASES AND SALES (CONTINUED)

The proceeds from sales of investments are presented below:

                                                                                     PROCEEDS
                                                                                     OF SALES
                                                                                ------------------
             Money Market Sub-account                                                  $   702,037
             Managed Sub-account                                                            39,586
             Bond Sub-account                                                                1,017
             Equity Sub-account                                                             53,785
             Capital Sub-account                                                           107,243
             International Equity Sub-account                                               10,082
             Asset Manager Sub-account                                                     245,134
             Growth Sub-account                                                            351,931
             High Income Sub-account                                                       294,183
             Overseas Sub-account                                                            2,059
             Index 500 Sub-account                                                          55,119
             Communications and Information Sub-account                                    267,711
             Frontier Sub-account                                                           42,697
             Small Capitalization Sub-account                                               29,667
             Growth Sub-account                                                             30,594
             MidCap Sub-account                                                                218
             Leveraged AllCap Sub-account                                                       73
             Growth and Income Sub-account                                                  18,780
             Socially Responsible Sub-account                                               22,767
             Emerging Markets Sub-account                                                    4,870
                                                                                ------------------
                                                                                        $2,279,553
                                                                                ==================

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated.

                                                                                   YEAR ENDED DECEMBER 31, 1997
                                                                                     UNITS             AMOUNT
                                                                                -----------------------------------
      CLASF SERIES
         MONEY MARKET SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                       53,395            $648,514
           Terminated contracts and net transfers out                                   (50,662)           (615,799)
                                                                                -----------------------------------
                                                                                          2,733              32,715
         MANAGED SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                        4,600              88,215
           Terminated contracts and net transfers out                                      (735)            (12,756)
                                                                                -----------------------------------
                                                                                          3,865              75,459
         BOND SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                          444               7,052
           Terminated contracts and net transfers out                                         -                  (7)
                                                                                -----------------------------------
                                                                                            444               7,045
         EQUITY SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                        1,112              23,729
           Terminated contracts and net transfers out                                    (1,812)            (39,429)
                                                                                -----------------------------------
                                                                                           (700)            (15,700)
         CAPITAL SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                        2,389              42,878
           Terminated contracts and net transfers out                                    (5,172)            (86,833)
                                                                                -----------------------------------
                                                                                         (2,783)            (43,955)
         INTERNATIONAL EQUITY SUB-ACCOUNT (FROM FEBRUARY 1, 1997)
         Accumulation Units:
           Contract purchases and net transfers in                                       10,421             140,873
           Terminated contracts and net transfers out                                      (141)             (2,011)
                                                                                -----------------------------------
                                                                                         10,280             138,862
      FIDELITY VIP SERIES
         ASSET MANAGER SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                       15,988             348,493
           Terminated contracts and net transfers out                                    (8,888)           (182,153)
                                                                                -----------------------------------
                                                                                          7,100             166,340

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31, 1997
                                                                                UNITS               AMOUNT
                                                                               ----------------------------
      FIDELITY VIP SERIES (CONTINUED)
         GROWTH SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                              11,783              466,665
           Terminated contracts and net transfers out                           (6,858)            (276,677)
                                                                               ----------------------------
                                                                                 4,925              189,988
         HIGH INCOME SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                              15,924              514,105
           Terminated contracts and net transfers out                           (8,734)            (290,426)
                                                                               ----------------------------
                                                                                 7,190              223,679
         OVERSEAS SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                               2,078               38,186
           Terminated contracts and net transfers out                             (174)                  (7)
                                                                               ----------------------------
                                                                                 1,904               38,179
         INDEX 500 SUB-ACCOUNT (FROM JANUARY 20, 1997)
         Accumulation Units:
           Contract purchases and net transfers in                               1,720              185,227
           Terminated contracts and net transfers out                             (409)             (41,738)
                                                                               ----------------------------
                                                                                 1,311              143,489
      SELIGMAN PORTFOLIO SERIES
         COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                              12,985              234,689
           Terminated contracts and net transfers out                          (15,050)            (255,044)
                                                                               ----------------------------
                                                                                (2,065)             (20,355)
         FRONTIER SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                               9,017              164,693
           Terminated contracts and net transfers out                           (1,354)             (26,281)
                                                                               ----------------------------
                                                                                 7,663              138,412
      ALGER AMERICAN SERIES
         SMALL CAPITALIZATION SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                 878               38,194
           Terminated contracts and net transfers out                             (803)             (29,192)
                                                                               ----------------------------
                                                                                    75                9,002
         GROWTH SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                               4,147              165,538
           Terminated contracts and net transfers out                             (478)             (17,075)
                                                                               ----------------------------
                                                                                 3,669              148,463

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31, 1997
                                                                                UNITS               AMOUNT
                                                                               ------------------------------
      ALGER AMERICAN SERIES (CONTINUED)
         MIDCAP SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                    1,008            24,804
           Terminated contracts and net transfers out                                     -                (6)
                                                                               ------------------------------
                                                                                      1,008            24,798
         LEVERAGED ALLCAP SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                      965            21,925
           Terminated contracts and net transfers out                                  (150)           (3,027)
                                                                               ------------------------------
                                                                                        815            18,898
      DREYFUS SERIES
         GROWTH AND INCOME SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                    5,063           108,749
           Terminated contracts and net transfers out                                (1,532)          (26,836)
                                                                               ------------------------------
                                                                                      3,531            81,913
         SOCIALLY RESPONSIBLE SUB-ACCOUNT (FROM MARCH 27, 1997)
         Accumulation Units:
           Contract purchases and net transfers in                                    2,743            68,328
           Terminated contracts and net transfers out                                  (387)          (10,244)
                                                                               ------------------------------
                                                                                      2,356            58,084
      MONTGOMERY SERIES
         EMERGING MARKETS SUB-ACCOUNT (FROM APRIL 1, 1997)
         Accumulation Units:
           Contract purchases and net transfers in                                    2,134            25,738
           Terminated contracts and net transfers out                                  (371)           (4,819)
                                                                               ------------------------------
                                                                                      1,763            20,919
         VARIABLE SERIES GROWTH SUB-ACCOUNT (FROM MAY 1, 1997)
         Accumulation Units:
           Contract purchases and net transfers in                                    6,254           100,382
           Terminated contracts and net transfers out                                     -                 -
                                                                               ------------------------------
                                                                                      6,254           100,382

         Net increase from unit transactions                                                       $1,536,617
                                                                                                =============

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

            5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31, 1996
                                                                                UNITS               AMOUNT
                                                                               --------------------------------
      CLASF SERIES
         MONEY MARKET SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                   8,785             $109,303
           Terminated contracts and net transfers out                                   (3)                 (30)
                                                                               --------------------------------
                                                                                     8,782              109,273
         MANAGED SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                       5                   75
           Terminated contracts and net transfers out                               (1,917)             (32,134)
                                                                               --------------------------------
                                                                                    (1,912)             (32,059)
         BOND SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                       -                    -
           Terminated contracts and net transfers out                                    -                    -
                                                                               --------------------------------
                                                                                         -                    -
         EQUITY SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                       4                   75
           Terminated contracts and net transfers out                                  (12)                (210)
                                                                               --------------------------------
                                                                                        (8)                (135)
         CAPITAL SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                     164                2,381
           Terminated contracts and net transfers out                                 (741)             (10,300)
                                                                               --------------------------------
                                                                                      (577)              (7,919)
      FIDELITY VIP SERIES
         ASSET MANAGER SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                   4,967               96,042
           Terminated contracts and net transfers out                                 (917)             (17,894)
                                                                               --------------------------------
                                                                                     4,050               78,148
         GROWTH SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                   3,362              114,162
           Terminated contracts and net transfers out                               (1,062)             (36,836)
                                                                               --------------------------------
                                                                                     2,300               77,326

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                                    YEAR ENDED DECEMBER 31, 1996
                                                                                     UNITS               AMOUNT
                                                                                   -----------------------------
      FIDELITY VIP SERIES (CONTINUED)
         HIGH INCOME SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                    1,526               44,325
           Terminated contracts and net transfers out                                   (20)                (615)
                                                                                   -----------------------------
                                                                                      1,506               43,710
         OVERSEAS SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                    3,504               59,599
           Terminated contracts and net transfers out                                (1,338)             (23,292)
                                                                                   -----------------------------
                                                                                      2,166               36,307
      SELIGMAN PORTFOLIO SERIES
         COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                    9,001              125,020
           Terminated contracts and net transfers out                                (1,941)             (27,100)
                                                                                   -----------------------------
                                                                                      7,060               97,920
         FRONTIER SUB-ACCOUNT
         Accumulation Units:
           Contract purchases and net transfers in                                    5,469               84,152
           Terminated contracts and net transfers out                                (1,367)             (21,476)
                                                                                   -----------------------------
                                                                                      4,102               62,676
      ALGER AMERICAN SERIES
         SMALL CAPITALIZATION SUB-ACCOUNT (FROM MAY 1, 1996)
         Accumulation Units:
           Contract purchases and net transfers in                                    1,034               45,112
           Terminated contracts and net transfers out                                    (3)               (140)
                                                                                   -----------------------------
                                                                                      1,031               44,972
         GROWTH SUB-ACCOUNT (FROM MAY 1, 1996)
         Accumulation Units:
           Contract purchases and net transfers in                                      340               12,230
           Terminated contracts and net transfers out                                    (4)                (140)
                                                                                   -----------------------------
                                                                                        336               12,090
         MIDCAP SUB-ACCOUNT (FROM MAY 1, 1996) Accumulation Units:
           Contract purchases and net transfers in                                      500               10,279
           Terminated contracts and net transfers out                                     -                    -
                                                                                   -----------------------------
                                                                                        500               10,279

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                                    YEAR ENDED DECEMBER 31, 1996
                                                                                     UNITS               AMOUNT
                                                                                    ----------------------------
      ALGER AMERICAN SERIES (CONTINUED)
         LEVERAGED ALLCAP SUB-ACCOUNT (FROM MAY 1, 1996)
         Accumulation Units:
           Contract purchases and net transfers in                                          150            2,896
           Terminated contracts and net transfers out                                         -                -
                                                                                    ----------------------------
                                                                                            150            2,896
      DREYFUS SERIES
         GROWTH AND INCOME SUB-ACCOUNT (FROM MAY 1, 1996)
         Accumulation Units:
           Contract purchases and net transfers in                                          127            2,896
           Terminated contracts and net transfers out                                         -                -
                                                                                    ----------------------------
                                                                                            127            2,896

         Net increase from unit transactions                                                            $538,380
                                                                                                    ============

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

6. MORTALITY AND EXPENSE RISK (M AND E) CHARGES

CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a charge equal to an effective annual rate of either 1.25% or 1.40% of the net asset value of each of the Sub-accounts at each valuation period.

7. NET ASSETS

Net assets in each Sub-account as at December 31, 1997 consisted of the following:

                                                                            NET REALIZED
                                                                               GAIN         NET UNREALIZED
                                           ACCUMULATED    ACCUMULATED         (LOSS)       APPRECIATION
                             UNIT            M AND E        INVESTMENT          ON         (DEPRECIATION)
     SUB-ACCOUNT         TRANSACTIONS        CHARGES          INCOME        INVESTMENTS      INVESTMENTS      COMBINED
   ---------------------------------------------------------------------------------------------------------------------

Money Market               $  143,827       $ (2,956)          $  9,638       $      -          $     -       $  150,509
Managed                       152,079        (11,281)            75,952          9,658            (4,262)        222,146
Bond                           13,356           (625)             4,024           (492)             (419)         15,844
Equity                         60,395         (7,205)            47,338         11,929             4,485         116,942
Capital                        50,785         (7,331)            38,478         26,086             7,875         115,893
International Equity          138,862           (419)             7,387             83           (15,409)        130,504
Asset Manager                 352,188        (12,857)            38,761          6,562            49,531         434,185
Growth                        353,490        (14,032)            17,375         26,974            65,653         449,460
High Income                   263,163         (4,177)            12,609         10,757            27,558         309,910
Overseas                       75,100         (5,589)             4,666          1,502             4,066          79,745
Index 500                     143,489         (1,067)               474            904            16,847         160,647
Communications
    and Information           369,737        (10,510)           130,460         19,192           (74,230)        434,649
Frontier                      230,480         (6,460)            38,504            148             6,090         268,762
Small Capitalization           53,974         (1,273)               791         (4,937)            1,168          49,723
Growth                        160,553         (1,018)             1,010           (513)           14,310         174,342
MidCap                         35,077         (1,072)               162             12             1,695          35,874
Leveraged AllCap               21,794           (100)                 -              -               (34)         21,660
Growth and Income              84,809           (961)            10,298           (182)              662          94,626
Socially Responsible           58,084           (324)             1,992          1,389             2,262          63,403
Emerging Markets               20,919           (161)                31            551            (3,116)         18,224
Variable Series Growth        100,382            (66)             4,739              -            (4,613)        100,442
                        ------------------------------------------------------------------------------------------------
                           $2,882,543       $(89,484)          $444,689       $109,623          $100,119      $3,447,490
                        ================================================================================================

8. UNIT VALUE

Unit Values as reported are calculated as total net assets divided by total units for each Sub-account.

                            [CANADA LIFE LETTERHEAD]






                                ACTUARY'S REPORT


To the Shareholder, Directors and Policyholders of Canada Life Insurance Company of New York:

I have made the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheets at December 31, 1997 and 1996, and its statements of operations for the years ended December 31, 1997, 1996 and 1995.

In my opinion:

     (i) the actuarial reserves are computed in accordance with accepted actuarial standards consistently applied, meet the requirements of the Insurance Law and regulation of the State of New York, and are at least as great as the minimum aggregate amounts required by the State of New York; and

     (ii) the policy benefit liabilities, when considered in light of the assets held by the Company with respect to such liabilities, make adequate provision for the anticipated cash flows required by the contractual obligations of the Company under the terms of its policies.



                                        /s/ K.T. Ledwos
                                        ----------------------------------------
                                        K.T. Ledwos, FSA, MAAA
                                        Actuary
Atlanta, Georgia
February 14, 1998

                    Canada Life Insurance Company of New York

                              Financial Statements

                                December 31, 1997




                                    Contents

Report of Independent Auditors .........................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................   3

Statements of Operations - Statutory Basis..............................   4

Statements of Accumulated Surplus - Statutory Basis.....................   5

Statements of Cash Flows - Statutory Basis..............................   6

Notes to Financial Statements - Statutory Basis.........................   8

                           [ERNST & YOUNG LETTERHEAD]





                         REPORT OF INDEPENDENT AUDITORS




To the Shareholder, Directors and Policyholders of
Canada Life Insurance Company of New York



We have audited the accompanying statutory-basis balance sheets of Canada Life Insurance Company of New York as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, accumulated surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in
Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 9, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for mutual life insurance companies and with reporting practices prescribed or permitted by the Insurance Department of the State of New York. As described in Note 2, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

                       [ERNST & YOUNG LETTERHEAD, SECOND]





                   REPORT OF INDEPENDENT AUDITORS (CONTINUED)



In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Canada Life Insurance Company of New York at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.




                                                           /s/ Ernst & Young

Toronto, Canada
February 18, 1998                                          Chartered Accountants

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                        BALANCE SHEETS - STATUTORY BASIS
                            [in thousands of dollars]
                             except per share values

AS AT DECEMBER 31                                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS [NOTE 3]
Bonds, at amortized cost less write-downs [fair value - 1997 - $152,858
 1996 - $147,774]                                                                        $ 142,641      $ 142,002
Mortgage loans, at amortized cost less write-downs                                          98,854         79,900
Preferred stocks, at cost [fair value - 1997 - $0; 1996 - $21]                                  --             15
Common stocks, at fair value [cost - 1997 - $4,971; 1996 - $4,442]                          10,208          8,336
Policy loans                                                                                12,821         12,264
Short-term investments, at cost                                                                600          5,495
Cash and interest-bearing deposits                                                           1,422          2,027
------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND INVESTMENTS                                                                 266,546        250,039
Deferred premiums and premiums in the course of collection                                   2,362          2,798
Investment income due and accrued                                                            3,243          3,581
Other assets [including federal tax recoverable]                                             1,203          1,315
Assets held in separate accounts [note 6[c]]                                                 9,118          3,258
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                             $ 282,472      $ 260,991
==================================================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES
Actuarial reserves                                                                       $ 241,831      $ 226,919
Benefits in course of payment and provision for unreported claims                              903            362
Policyholders' amounts left on deposit at interest                                           3,332          3,764
Provisions for future policy dividends                                                       2,566          2,539
Transfers to separate accounts due or accrued (net)                                            (77)           (59)
------------------------------------------------------------------------------------------------------------------
POLICY BENEFIT LIABILITIES                                                                 248,555        233,525
Interest maintenance reserve                                                                    98            469
Amounts payable to parent company [note 6[b]]                                                1,644          1,245
Unallocated amounts                                                                            133            396
Miscellaneous liabilities
 [including provision for outstanding taxes and expenses]                                    3,938          4,821
Asset valuation reserve                                                                      3,637          3,069
Liabilities from separate accounts                                                           9,118          3,258
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                          267,123        246,783
------------------------------------------------------------------------------------------------------------------

CAPITAL AND SURPLUS [NOTE 8]
Capital stock
 Authorized and issued:
  100,000 common shares at a par value of $10 per share                                      1,000          1,000
Paid-in surplus                                                                              2,850          2,850
Accumulated surplus                                                                         11,499         10,358
------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                                   15,349         14,208
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND CAPITAL AND SURPLUS                                                $ 282,472      $ 260,991
==================================================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                   STATEMENTS OF OPERATIONS - STATUTORY BASIS
                            [in thousands of dollars]

Years ended December 31
                                                                            1997          1996            1995
----------------------------------------------------------------------------------------------------------------
REVENUES
Premiums for insurance and annuity considerations [note 6]                $ 39,204       $37,423        $ 23,045
Considerations for supplementary contract
 and dividends left on deposit                                                 211         1,006             262
Net investment income [note 3[a]]                                           20,215        18,793          18,109
Other income                                                                   253            11               9
Adjustments on reinsurance ceded                                               731         1,946            (476)
----------------------------------------------------------------------------------------------------------------
TOTAL REVENUES                                                              60,614        59,179          40,949
----------------------------------------------------------------------------------------------------------------

EXPENDITURES
Death benefits, disability benefits and matured
 endowments on insurance                                                     2,135         1,687           1,486
Annuity benefits                                                            15,965        13,802          12,861
Surrender benefits                                                           8,608         7,074           4,352
Payments on supplementary contracts and
 dividends left on deposit                                                     790           745             765
Interest on policy or contract funds                                           473           469             132
Dividends to policyholders                                                   2,777         2,706           2,377
----------------------------------------------------------------------------------------------------------------
TOTAL PAYMENTS TO POLICYHOLDERS AND BENEFICIARIES                           30,748        26,483          21,973

Increase in actuarial reserves                                              14,480        20,802          11,274
Commissions to agents                                                        3,126         2,847           2,128
General insurance expenses                                                   5,079         4,891           3,994
Taxes, licenses and fees                                                       572           556             632
Other disbursements                                                            414           276             160
Transfers to separate accounts                                               4,644         2,073             217
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENDITURES                                                          59,063        57,928          40,378
----------------------------------------------------------------------------------------------------------------

Income from operations before federal income
 taxes and net realized capital gains (losses)                               1,551         1,251             571
Provision for federal income taxes [note 4]                                    572           599             534
----------------------------------------------------------------------------------------------------------------

Income from operations before
 net realized capital gains (losses)                                           979           652              37
Net realized capital gains (losses)[note 3[b]]                                (117)          476             187
----------------------------------------------------------------------------------------------------------------

NET INCOME                                                                $    862       $ 1,128        $    224
================================================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK

               STATEMENTS OF ACCUMULATED SURPLUS - STATUTORY BASIS
                            [in thousands of dollars]

YEARS ENDED DECEMBER 31
                                                                             1997          1996           1995
----------------------------------------------------------------------------------------------------------------
ACCUMULATED SURPLUS, BEGINNING OF YEAR                                     $10,358       $ 9,012        $ 8,195
Net income                                                                     862         1,128            224
Change in net unrealized capital gains                                       1,508           665          1,691
Change in surplus on account of:
 Non-admitted assets                                                           (33)         (239)           425
 Actuarial valuation basis                                                      --          (172)          (193)
 Asset valuation reserve                                                      (568)          (35)          (929)
 Provision for postretirement benefits [note 10]                                --            --           (401)
 Adjustment for loss in currency exchange                                      (64)           (1)            --
 Prior year federal income tax adjustment                                     (564)           --             --
----------------------------------------------------------------------------------------------------------------

ACCUMULATED SURPLUS, END OF YEAR                                           $11,499       $10,358        $ 9,012
================================================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                   STATEMENTS OF CASH FLOWS - STATUTORY BASIS
                            [in thousands of dollars]

YEARS ENDED DECEMBER 31
                                                                            1997          1996            1995
----------------------------------------------------------------------------------------------------------------
OPERATIONS
 Premiums, policy proceeds, and other considerations
  received                                                                $ 40,813       $39,668        $ 22,247
 Net investment income received                                             19,453        16,964          16,953
 Benefits paid                                                             (27,429)      (23,721)        (19,952)
 Insurance expenses paid                                                    (9,521)       (8,445)         (6,780)
 Dividends paid to policyholders                                            (2,751)       (2,440)         (2,145)
 Federal income taxes paid                                                    (850)         (599)           (534)
 Net increase in policy loans                                                 (557)          (99)           (241)
 Net transfers to Separate Accounts                                         (4,662)       (2,130)           (219)
----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATIONS                                             14,496        19,198           9,329
----------------------------------------------------------------------------------------------------------------

PROCEEDS FROM SALES, MATURITIES, OR
REPAYMENTS OF INVESTMENTS
 Bonds                                                                      51,078        49,924          45,262
 Preferred stocks                                                               --             1               1
 Common stocks                                                               2,203         3,690           2,070
 Mortgage loans                                                              5,939         3,812           3,759
 Real estate                                                                    --           536             273
 Miscellaneous proceeds                                                         73           122              73
----------------------------------------------------------------------------------------------------------------
 Total investments proceeds                                                 59,293        58,085          51,438
 Taxes paid on capital gains                                                   615           517             520
----------------------------------------------------------------------------------------------------------------
NET PROCEEDS FROM SALES, MATURITIES, OR REPAYMENTS OF
 INVESTMENTS                                                                58,678        57,568          50,918
----------------------------------------------------------------------------------------------------------------

OTHER CASH PROVIDED
 Other sources                                                               1,593         4,360           1,406
----------------------------------------------------------------------------------------------------------------
Total other cash provided                                                    1,593         4,360           1,406
----------------------------------------------------------------------------------------------------------------
TOTAL CASH PROVIDED                                                         74,767        81,126          61,653
----------------------------------------------------------------------------------------------------------------

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                            [in thousands of dollars]

YEARS ENDED DECEMBER 31
                                                                             1997          1996            1995
----------------------------------------------------------------------------------------------------------------
COST OF INVESTMENTS ACQUIRED
 Bonds                                                                      49,082        64,961          48,700
 Common stocks                                                               1,981         2,592           1,101
 Mortgage loans                                                             24,905         9,682           7,725
 Real estate                                                                    --            31              15
 Miscellaneous applications                                                  1,891            59             437
----------------------------------------------------------------------------------------------------------------
TOTAL COST OF INVESTMENTS ACQUIRED                                          77,859        77,325          57,978
----------------------------------------------------------------------------------------------------------------

OTHER CASH APPLIED
 Other applications, net                                                     2,408           464           2,424
----------------------------------------------------------------------------------------------------------------
Total other cash applied                                                     2,408           464           2,424
----------------------------------------------------------------------------------------------------------------
TOTAL CASH USED                                                             80,267        77,789          60,402
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
 INVESTMENTS                                                                (5,500)        3,337           1,251
----------------------------------------------------------------------------------------------------------------

CASH AND SHORT-TERM INVESTMENTS
 Beginning of year                                                           7,522         4,185           2,934
----------------------------------------------------------------------------------------------------------------
 End of year                                                               $ 2,022       $ 7,522         $ 4,185
================================================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

1. ORGANIZATION

Canada Life Insurance Company of New York (the "Company") was incorporated on June 7, 1971 in the State of New York and is a wholly-owned subsidiary of The Canada Life Assurance Company (the "Parent"), a mutual life and accident and health insurance company. The Company is licensed to sell individual and group life, health, and investment products in the State of New York.

2. BASIS OF ACCOUNTING

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles ("GAAP"). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC is in the process of codifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Insurance Department of the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the Insurance Department of the State of New York will adopt Codification. The impact of Codification on the Company's statutory surplus cannot be determined at this time and could be material. The Company currently follows only prescribed accounting practices.

The 1995 financial statements presented for comparative purposes were previously described as also being prepared in accordance with GAAP. Pursuant to FASB Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises ("FIN 40"), as amended, which was effective for 1996 annual financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

In January 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts. This Statement extends the requirements of FASB Statements No. 60, Accounting and Reporting by Insurance

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

2. BASIS OF ACCOUNTING (cont'd)

Enterprises; No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments; and No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, to mutual life insurance enterprises.

Also, in January 1995, the AICPA issued Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises. This Statement of Position (SOP) provides accounting guidance for certain participating insurance contracts of mutual life insurance enterprises. Both Statement No. 120 and SOP 95-1 are effective for financial statements issued for fiscal years beginning after December 15, 1995. The Company has not implemented these pronouncements.

The more significant variances from GAAP are as follows:

   Investments: Investments in bonds are reported at amortized cost based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to a separate surplus account.

   Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction of the maximum percentage of any loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, to 75%, where necessary. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required for GAAP.

   Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the "Interest Maintenance Reserve" in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The "Asset Valuation Reserve" is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

2. BASIS OF ACCOUNTING (cont'd)

   losses would be reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to earnings.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" as defined by regulatory authorities, such as negative IMR, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Federal Income Taxes: Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

   Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

A summary of the significant accounting practices employed by the Company is as follows:

[a] Assets included in the balance sheets are "admitted assets" as defined by regulatory authorities. Certain assets such as furniture and fixtures are charged against accumulated surplus at the date of acquisition.

[b] Bonds are stated at values prescribed by the NAIC, as follows. Bonds not backed by other loans are principally stated at amortized cost. Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities. Mortgage loans are carried at amortized cost less principal repayments. Real estate is carried at the lower of current market value or cost

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

2. BASIS OF ACCOUNTING (cont'd)

    less depreciation, which is computed on the straight-line basis over the estimated useful lives of the properties. Common stocks are carried at fair value and preferred stocks are carried at cost. Gains and losses resulting from sales of investment securities are recognized using an average cost basis. Unrealized capital gains and losses are reflected as a direct credit or charge to the surplus or deficit of the Company.

[c] Policy loans are carried at their unpaid balance and are fully secured by the cash surrender value of the policies on which the respective loans are made.

[d] Actuarial reserves represent the amount required, in addition to future premiums, annuity considerations and interest, to provide for future payments under insurance and annuity contracts.

    Reserves for annual premium life insurance contracts issued prior to 1977 are determined on the net level premium method using primarily the 1941 CSO and 1958 CSO (IPC) mortality tables with assumed interest rates ranging from 2% to 3 1/2%. Reserves for life insurance contracts issued between 1977 and 1988 are determined by a modification of the Commissioners' Reserve Valuation Method using primarily the 1958 CSO (IPC) and 1958 CSO (CONT) mortality tables with assumed interest rates ranging from 2 1/2% to 5 1/2%. Reserves for life insurance contracts issued after 1988 use the 1980 CSO
    (CONT) mortality tables with assumed interest rates ranging from 4% to 5.5%.

    Reserves for individual payout annuity contracts are determined using primarily the 1971 Individual Annuity Mortality and the 1983 "A" mortality tables with interest rates ranging from 6% to 11 1/4%.

    Reserves for individual non-participating accumulator annuities in the general account are calculated according to the Commissioners' Annuity Reserve Valuation Method (CARVM) with interest rates ranging from 4% to 8 1/4%.

    Changes in actuarial reserves due to changes in valuation assumptions are shown as adjustments to accumulated surplus.

[e] Premiums and annuity considerations paid annually are recorded as income on the policy anniversary date. Premiums and annuity considerations collected on other than an annual basis are included in income as they become receivable.

[f] Income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

[g] Separate accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the separate accounts are clearly identifiable and distinguishable from other assets and liabilities of the Company, and the contractholder bears the investment risk. Separate account assets are

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

2. BASIS OF ACCOUNTING (cont'd)

    reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements.

[h] Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of earnings and surplus is allocated to participating policies based on various allocation bases.

[i] For the purposes of the statements of cash flows, cash refers to demand deposits with banks and other financial institutions.

[j] The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Options are valued at amortized cost and futures are valued at initial margin deposit adjusted by changes in market value. Both items are reported as other assets.

[k] The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

[l] Certain amounts in the accompanying financial statements for 1996 have been reclassified to conform with 1997 financial statement presentation.

[m] The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and interest-bearing deposits, short-term investments and policy loans: The carrying amounts reported in the balance sheets for these items approximate their fair values.

Investment securities: Fair values for investment securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Mortgage loans: The fair values for mortgage loans are estimated based on discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers.

Derivative Instruments: The Company utilizes derivative instruments limited to contracts to buy or sell U.S. Treasury securities used to hedge specific asset and liability interest rate risks. Fair values for the Company's interest rate futures contracts and options that have not settled are based on current settlement values.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

2. BASIS OF ACCOUNTING (cont'd)

Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

3. INVESTMENTS

[a] Additional information with respect to net investment income is as follows:

                                                                                  YEARS ENDED DECEMBER 31
                                                                            1997           1996           1995
---------------------------------------------------------------------------------------------------------------
                                                                                 [in thousands of dollars]
Interest and dividends on fixed maturities                                $10,427        $10,145        $ 9,653
Income on real estate                                                          52             47             17
Dividends on equity securities                                                227            165            145
Amortization of interest maintenance reserve                                  167            189            132
Interest on:
 Mortgage loans                                                             8,699          7,730          7,536
 Policy loans                                                                 755            722            704
 Short-term investments                                                       344            264            388
Other income                                                                   84             28             28
---------------------------------------------------------------------------------------------------------------
                                                                           20,755         19,290         18,603
Less investment expenses                                                      540            497            494
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     $20,215        $18,793        $18,109
===============================================================================================================


[b] Summary of realized capital gains (losses):

                                                                                  YEARS ENDED DECEMBER 31
                                                                            1997           1996           1995
---------------------------------------------------------------------------------------------------------------
                                                                                 [in thousands of dollars]
Realized capital gains (losses):
 Fixed maturities                                                         $ 1,073        $   440        $ 1,146
 Equity securities                                                            736          1,053            775
 Mortgage loans                                                                --           (264)           (62)
 Real estate                                                                   --             27             31
 Derivative instruments                                                    (1,515)           122           (359)
---------------------------------------------------------------------------------------------------------------
                                                                              294          1,378          1,531
Income tax expense                                                           (615)          (517)          (521)
Transfer from (to) interest maintenance reserve                               204           (385)          (823)
---------------------------------------------------------------------------------------------------------------
NET REALIZED CAPITAL (LOSSES) GAINS                                       $  (117)       $   476        $   187
===============================================================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

3. INVESTMENTS (cont'd)

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 1997, 1996 and 1995 were $51,078,000, $49,924,000 and
$45,262,000, respectively. Gross gains of $1,373,000, $809,000 and $1,679,000 and gross losses of $300,000, $369,000, and $534,000, respectively, were realized on those sales for the years ended December 31, 1997, 1996 and 1995. Gross gains of $794,000, $1,122,000 and $933,000 and gross losses of $58,000,
$69,000 and $158,000, respectively, were realized on sales of equity securities for the years ended December 31, 1997, 1996 and 1995.

[c] The amortized cost, carrying value, gross unrealized gains, gross unrealized losses and fair values of fixed maturity investments by security type are as follows:

                                                                  DECEMBER 31, 1997
                                  -----------------------------------------------------------------------
                                                                        GROSS        GROSS
                                  AMORTIZED COST   CARRYING VALUE    UNREALIZED   UNREALIZED
                                                                        GAINS       LOSSES     FAIR VALUE
---------------------------------------------------------------------------------------------------------
                                                              [in thousands of dollars]
United States Government
 agencies and authorities            $ 48,376         $ 48,376         $ 8,822       $(3)       $ 57,195
Public utilities                       11,283           11,283             221        --          11,504
Mortgage-backed securities              9,669            9,669              --        --           9,669
All other corporate bonds              73,313           73,313           1,177        --          74,490
---------------------------------------------------------------------------------------------------------

TOTAL FIXED MATURITIES               $142,641         $142,641         $10,220       $(3)       $152,858
=========================================================================================================


                                                                  DECEMBER 31, 1996
                                  -----------------------------------------------------------------------
                                                                        GROSS        GROSS
                                  AMORTIZED COST   CARRYING VALUE    UNREALIZED   UNREALIZED
                                                                        GAINS       LOSSES     FAIR VALUE
---------------------------------------------------------------------------------------------------------
                                                              [in thousands of dollars]
United States Government
 agencies and authorities            $ 62,281         $ 62,281         $ 4,711      $ (66)      $ 66,926
Public utilities                       12,118           11,949             165        (12)        12,102
Mortgage-backed securities              9,796            9,796              --         --          9,796
All other corporate bonds              57,976           57,976           1,003        (29)        58,950
---------------------------------------------------------------------------------------------------------

TOTAL FIXED MATURITIES               $142,171         $142,002         $ 5,879      $(107)      $147,774
=========================================================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

3. INVESTMENTS (cont'd)

Differences between the amortized cost and carrying value for fixed maturity securities are due to the NAIC statutory requirement for fixed maturity securities in default that the carrying value be set at the lower of amortized cost or fair value.

Unrealized gains and losses on fixed maturities are based on NAIC required fair values. For the years ended December 31, 1997, 1996 and 1995, there were changes in net unrealized gains and (losses) on fixed maturities of $4,446,000, $(3,617,000) and $9,417,000, respectively. These unrealized gains and losses are not reflected in the accompanying financial statements. The Company's investment policy, generally, is to hold fixed maturity investments until maturity. However, under certain circumstances where there are changes in business or financial conditions, individual securities may be liquidated prior to maturity.

[d] The carrying value and the NAIC fair value of fixed maturity investments by maturity date are shown below. Mortgage-backed securities were included in the various categories in accordance with their scheduled maturity table.

                                                                                DECEMBER 31, 1997
                                                                                -----------------
                                                                    CARRYING VALUE             FAIR VALUE
----------------------------------------------------------------------------------------------------------
                                                                            [in thousands of dollars]
1 year or less                                                         $  4,545                 $  4,564
Over 1 year through 5 years                                              27,698                   27,917
Over 5 years through 10 years                                            35,679                   36,465
Over 10 years                                                            74,719                   83,913
----------------------------------------------------------------------------------------------------------
                                                                       $142,641                 $152,859
==========================================================================================================

[e] Unrealized capital gains and losses, resulting from carrying marketable equity securities at fair value in the accompanying financial statements, are recorded directly in surplus. The changes in the unrealized gains on marketable equity securities were $1,343,000, $653,000 and $1,077,000 for the years ended December 31, 1997, 1996 and 1995, respectively. The accumulated gross unrealized gains and accumulated gross unrealized losses on marketable equity securities were as follows:

                                                              1997              1996              1995
                                                           ----------------------------------------------
                                                                     [in thousands of dollars]
Accumulated gross unrealized gains                           $5,286            $3,912            $3,250
Accumulated gross unrealized losses                             (48)              (18)               (9)
---------------------------------------------------------------------------------------------------------
Net unrealized gains                                         $5,238            $3,894            $3,241
=========================================================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

3. INVESTMENTS (cont'd)

[f] The carrying value and fair value of the Company's investments in mortgage loans and policy loans were as follows at December 31, 1997:

                                                                    CARRYING VALUE             FAIR VALUE
                                                                   ---------------------------------------
                                                                            [in thousands of dollars]
Commercial mortgages                                                   $ 99,048                 $109,289
Residential mortgages                                                         2                        2
Write-downs on mortgage loans                                              (196)                      --
----------------------------------------------------------------------------------------------------------
                                                                         98,854                  109,291
==========================================================================================================
Policy loans                                                            $12,821                 $ 12,821
==========================================================================================================

The Company's distribution of mortgage loans by property type and by the ten most significant states follows:

                                                                        DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------
                                                                AMOUNT                     PERCENT
----------------------------------------------------------------------------------------------------------
                                                                    [in thousands of dollars]
PROPERTY TYPE
 Apartments and townhomes                                       $36,739                     37.2%
 Residential                                                          2                      0.0%
 Retail                                                          29,363                     29.8%
 General office buildings                                        11,909                     12.0%
 Industrial and warehouse                                        18,518                     18.7%
 Other                                                            2,519                      2.5%
 Write-downs on mortgage loans                                     (196)                    (0.2)%
----------------------------------------------------------------------------------------------------------
 Total                                                          $98,854                    100.0%
==========================================================================================================


                                                                        DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------
                                                                AMOUNT                     PERCENT
----------------------------------------------------------------------------------------------------------
                                                                    [in thousands of dollars]
STATE

California                                                      $20,089                     20.3%
Pennsylvania                                                     11,472                     11.6%
Ohio                                                              9,646                      9.8%
Michigan                                                          7,650                      7.7%
Illinois                                                          6,367                      6.4%
New York                                                          5,660                      5.7%
Wisconsin                                                         5,142                      5.2%
New Jersey                                                        5,063                      5.1%
Minnesota                                                         3,972                      4.0%
Utah                                                              3,932                      4.0%
Other                                                            20,057                     20.4%
Write-downs on mortgage loans                                      (196)                    (0.2)%
----------------------------------------------------------------------------------------------------------
Total                                                           $98,854                    100.0%
==========================================================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

3. INVESTMENTS (cont'd)

    The mortgage loans are typically collateralized by the related properties, and the loan to value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Increases of $4,000, $192,000 and $0 and decreases of $0, $202,000 and $62,000, respectively, were made to the mortgage loan loss reserve for the years ended December 31, 1997, 1996 and 1995.

    No investment in any persons or their affiliates exceeded 10% of capital and surplus as of December 31, 1997 and 1996.

    The maximum and minimum lending rates for commercial mortgage loans during 1997 was 8.625% and 7.750%, respectively.

    Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law without the buildings.

    At December 31, 1997, the Company held two mortgages with a carrying value of $623,309 on which interest of $216,615 was more than one year overdue. At December 31, 1996, the Company held mortgages with a carrying value of $621,735 on which interest of $148,180 was more than one year overdue. During 1997, the Company did not reduce interest rates on any outstanding mortgage loans. At December 31, 1997, the Company had no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement. At December 31, 1997, the Company had no outstanding amounts which had been advanced by the Company. Except as noted above at December 31, 1997, the Company had no prior liens outstanding on mortgage loans.

    Due and accrued income was excluded from investment income on mortgage loans where due and unpaid was more then three months. The total amount excluded as of December 31, 1997 was $216,615. The amount excluded for 1996 was $148,180.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

3. INVESTMENTS (cont'd)

[g] The following tables represent a summary of investments held as of December
    31, 1997 and 1996:

                                                                 DECEMBER 31, 1997
                                                                 -----------------
                                             AMORTIZED COST          FAIR VALUE         CARRYING VALUE
                                            -----------------------------------------------------------
                                                             [in thousands of dollars]
Fixed maturities [note 3[c]]                    $142,641              $152,859             $142,641
Preferred stocks                                      --                    --                   --
Common stocks                                      4,971                10,208               10,208
Mortgage loans on real estate                     98,050               109,291               98,854
Policy loans                                      12,821                12,821               12,821
Short-term investments                               600                   600                  600
-------------------------------------------------------------------------------------------------------
Total investments                               $259,083              $285,779             $265,124
=======================================================================================================


                                                                  DECEMBER 31, 1996
                                                                  -----------------
                                             AMORTIZED COST          FAIR VALUE         CARRYING VALUE
                                            -----------------------------------------------------------
                                                             [in thousands of dollars]
Fixed maturities [note 3[c]]                    $142,171              $147,774             $142,002
Preferred stocks                                      15                    21                   15
Common stocks                                      4,442                 8,336                8,336
Mortgage loans on real estate                     80,092                87,001               79,900
Policy loans                                      12,264                12,264               12,264
Short-term investments                             5,495                 5,495                5,495
-------------------------------------------------------------------------------------------------------
Total investments                               $244,479              $260,891             $248,012
=======================================================================================================


[h] The carrying amounts and fair values of the Company's liabilities for investment type insurance contracts (included with actuarial reserves liability in the balance sheet) are as follows:

                                                                 DECEMBER 31
                                                                 -----------
                                                    1997                              1996
                                           -----------------------------------------------------------
                                            FAIR           CARRYING           FAIR           CARRYING
                                            VALUE           VALUE             VALUE           VALUE
                                            -----           -----             -----           -----
                                                           [in thousands of dollars]

       Investment contracts                $30,694         $28,878           $24,976         $24,626
       ===============================================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

4. FEDERAL INCOME TAXES

The statutory federal income tax provision amount at the statutory rate of 34% differs from the effective tax provision amount as follows:

                                                                 YEARS ENDED DECEMBER 31
                                                              1997        1996        1995
                                                           ----------------------------------
                                                                 [in thousands of dollars]
Computed income taxes at statutory rate                       $ 527       $ 425       $ 194
Increase (decrease) in income taxes resulting from:
 Policyholder dividends                                           9          86          71
 Actuarial reserves                                             257         385         230
 Prior year income tax under (over) provision                    --         (29)        111
 Deferred acquisition cost tax                                  150         232          65
 Accrual of bond discount                                        (6)       (298)         --
 Other                                                         (365)       (202)       (137)
---------------------------------------------------------------------------------------------
                                                              $ 572       $ 599       $ 534
=============================================================================================

As of December 31, 1997 and 1996, the federal income taxes receivable were $713,000 and $999,000, respectively.

During 1997, 1996 and 1995, the Company made cash payments on behalf of federal income taxes of $1,564,000, $525,000 and $2,116,000, respectively.

5. PARTICIPATING INSURANCE

Participating insurance accounted for 83%, 78% and 76% of total ordinary insurance in force, and premium income from ordinary life participating policies amounted to 97%, 96% and 96% of total life insurance premiums during 1997, 1996 and 1995, respectively.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

6. RELATED PARTY TRANSACTIONS

[a] Reinsurance

Various reinsurance agreements exist between the Company and its Parent, primarily in the form of yearly renewable term treaties for life insurance, and modified coinsurance for annuities. Currently all ceding premiums are reinsured, with the Parent only. Premiums ceded by the Company during 1997 were $3,949,000 (1996 - $4,184,000; 1995 - $1,495,000). These reinsurance transactions, however, do not relieve the Company of its primary obligation to its policyholders.

Information regarding premiums is as follows:

                                                        YEARS ENDED DECEMBER 31
                                                       [in thousands of dollars]
                                       Percentage               Percentage               Percentage
                                        of Total                 of Total                 of Total
                              1997      Premiums       1996      Premiums       1995      Premiums
-----------------------------------------------------------------------------------------------------
Direct premiums            $ 43,153      110.1%     $ 41,607      111.2%     $ 24,324      105.6%
Assumed
 premiums                        --         --            --         --           216         .9%
Ceded premiums               (3,949)     (10.1)%      (4,184)     (11.2)%      (1,495)      (6.5)%
-----------------------------------------------------------------------------------------------------

Net premiums for
 insurance and
 annuity contracts         $ 39,204      100.0%     $ 37,423      100.0%     $ 23,045      100.0%
=====================================================================================================


Direct premiums above represent premiums earned from sales of individual and group life, health and investment products.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

6. RELATED PARTY TRANSACTIONS (cont'd)

Information regarding life insurance in force is as follows:

                                                                           AS OF DECEMBER 31
                                                                           -----------------
                                                                       [in thousands of dollars]

                                                                   Percentage                          Percentage
                                                                    of Total                            of Total
                                                     1997           In Force             1996           In Force
-------------------------------------------------------------------------------------------------------------------
Direct life insurance in force                    $1,010,058         320.4%           $1,020,325         267.6%

Ceded life insurance in
 force                                              (694,800)       (220.4)%            (639,078)       (167.6)%
-------------------------------------------------------------------------------------------------------------------

Total life insurance in force                     $  315,258         100.0%           $  381,247         100.0%
===================================================================================================================


[b] Other

In addition to the reinsurance agreements mentioned above, the Company and its Parent have an agreement to provide services for each other. For the years ended December 31, 1997, 1996 and 1995, the net cost of these services to the Company amounted to $1,948,000, $1,909,000 and $1,611,000, respectively. As of December 31, 1997 and 1996, the amounts payable to the Parent were $1,644,000 and $1,245,000, respectively.

[c] Separate Accounts

The Company's non-guaranteed separate variable accounts represent primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in either shares of Canada Life of America Series Fund, Inc., an affiliated diversified, open-ended management investment company or in shares of four unaffiliated management investment companies.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

6. RELATED PARTY TRANSACTIONS

[c] Separate Accounts (cont'd)

Information regarding the separate accounts of the Company is as follows:

                                                                              YEARS ENDED DECEMBER 31
                                                                             1997                 1996
--------------------------------------------------------------------------------------------------------
                                                                             [in thousands of dollars]
Premiums, considerations, or deposits received                              $5,528               $2,149
========================================================================================================
Liabilities, including reserves, subject to discretionary
 withdrawal, at market value  with current surrender charges                 9,118                3,258
========================================================================================================

[d] SEPARATE ACCOUNT RECONCILIATION

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                             YEARS ENDED DECEMBER 31
                                                  1997                1996                1995
-----------------------------------------------------------------------------------------------
                                                            [in thousands of dollars]
Transfers as reported in the Summary
 of Operations of the Separate
 Accounts Statements:
  Transfers to separate accounts                 $5,528              $2,149               $353
  Transfers from separate accounts                  922                  77                136
-----------------------------------------------------------------------------------------------

Net transfers to separate
 accounts                                         4,606               2,072                217

Reconciling Adjustments:
 Gains transferred                                   38                   1                  0
-----------------------------------------------------------------------------------------------

Transfers as reported in the
 Summary of Operations of the
 Life, Accident & Health Annual
 Statement                                       $4,644              $2,073               $217
===============================================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

7. ACTUARIAL RESERVES

Certain reserving practices for life and annuity reserves are as follows:

[a] The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For 1980 and later issues, the Company's reserves are calculated on continuous basis to reflect the above practice. For issues prior to 1980, annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual, the Company holds a separate NDDFP reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period.

    Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

[b] Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies, issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve on rated mortality over that on standard mortality.

[c] At the end of the year, the Company had $222,790,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York.

[d] The Tabular Interest has been determined from the basic data for the calculation of policy reserves.

[e] The Tabular Interest on funds not involving life contingencies was determined by formula.

[f] There were no significant "Other Increases."

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

7. ACTUARIAL RESERVES (cont'd)

Withdrawal characteristics of annuity actuarial reserves and deposit liabilities as at December 31, 1997 are as follows:

                                                                           Amount         % of Total
                                                                           ------         ----------
Subject to discretionary withdrawal with adjustment
 With market value adjustment                                                     --           --
 At book value less surrender charge                                    $ 26,402,900         15.7%
                                                                        ------------        -----

Subtotal                                                                  26,402,900         15.7%

Subject to discretionary withdrawal without adjustment
 At book value (minimal or no charge adjustment)                           3,761,614          2.2%

Not subject to discretionary withdrawal provision                        138,572,310         82.1%
                                                                        ------------        -----

Total annuity actuarial reserves and deposit fund liabilities (gross)    168,736,824        100.0%
                                                                        ------------        -----

Less: reinsurance                                                                 --
                                                                        ------------
Total annuity actuarial reserves and deposit fund liabilities (net)     $168,736,824
                                                                        ============

In March 1995, the NAIC adopted Actuarial Guideline 33 ("AG 33") which codified the basic interpretation of CARVM and applies to all individual annuities issued on or after January 1, 1981. The effective date of AG 33 was December 31, 1995. AG 33 required that the reserve held be the greatest actuarial present value of any possible future cash value or other benefit. A three year phase-in period was allowed to recognize any reserve increase as a result of implementation of AG 33. The Company implemented AG 33 effective December 31, 1995, and recognized a decrease in surplus of $170,000 and $233,000 in 1996 and 1995, respectively. The Company recognized an additional expense of $185,000 in 1997 to complete the phase in of AG 33.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

8. MINIMUM CAPITAL AND SURPLUS AND OTHER REGULATORY REQUIREMENTS

Under applicable New York insurance law, the Company is required to maintain a minimum capital of $1,000,000 and a surplus at least equal to 50% of such capital.

In accordance with statutory requirements, bonds carried at a value of $350,000 and $349,000 were on deposit with insurance regulatory authorities as of December 31, 1997 and 1996, respectively.

9. DERIVATIVE INSTRUMENTS

The Company is party to various derivative instruments limited to contracts to buy or sell U.S. Treasury securities used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Futures are valued at initial margin deposit adjusted for unrealized gains and losses. The Company has also entered into a currency swap to hedge its position in a Canadian equity investment. The currency swap is valued at replacement value as at December 31, 1997.

The notional amounts and the carrying amounts of outstanding derivative instruments are as follows:

                            NOTIONAL AMOUNT               FAIR VALUE                CARRYING VALUE
                              DECEMBER 31                 DECEMBER 31                 DECEMBER 31
                           1997         1996           1997         1996           1997         1996
-----------------------------------------------------------------------------------------------------------
                       [in thousands of dollars]   [in thousands of dollars]   [in thousands of dollars]
Futures (govern-
 ment bonds)              $12,300       $300          $14,747       $320          $14,722       $321
Currency swaps                998        503              (40)       (43)          (1,103)       553
===============================================================================================================


The Company's investment in derivative instruments may subject it to market risk which is associated with adverse movements in the underlying interest rates, equity prices and commodity prices. Since the Company's investment in derivative instruments is confined to hedging activities, market risk is minimal.

10. POSTRETIREMENT BENEFITS

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1997

10. POSTRETIREMENT BENEFITS (cont'd)

Postretirement benefit cost for the year ended December 31, 1997 was $95,000. Postretirement benefit cost includes the expected cost of postretirement benefits for newly eligible or vested employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experience. The Company made contributions to the plans of $8,000 in 1997, as claims were incurred.

At December 31, 1997, the postretirement benefit obligation for retirees and other fully eligible or vested plan participants was fully funded. The estimated cost of the benefit obligation for active employees was $672,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.35% and the health care cost trend rate was 10%, graded to 6% over 20 years.

The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1997, by $69,000 and the estimated eligibility cost and interest components of net periodic postretirement benefit cost for 1997 by $9,000.

11. IMPACT OF YEAR 2000 COMPUTER SOFTWARE MODIFICATION COSTS

Year 2000 concerns revolve around some computer programs using two digits, rather than four, to denote years. The company has analyzed its computer systems and formulated an action plan to ensure all systems will be able to process date data correctly in the year 2000 and beyond. Modification costs are born by the systems' providers and the cost to the Company is inherent in the data processing charges for using these systems.

                                     PART C



                                OTHER INFORMATION

PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         All required financial statements are included in Part B of this Registration Statement.

(b)      Exhibits

         (1) Resolution of the Board of Directors of Canada Life Insurance Company of New York authorizing establishment of the Variable Account 1.*

         (2)      Not applicable.

         (3)      (a)      Form of Distribution Agreement*
                  (b)      Form of Selling Agreement*
                  (b)(a)   Amendment to Form of Selling Agreement

         (4)      (a)      Form of Annuity Policy
                  (b)      Riders and Endorsements

         (5)      Form of Application

         (6)      (a)      Certificate of Incorporation of CLNY*
                  (b)      By-Laws of CLNY*
                  (c)      Amendment to the By-Laws of Canada Life Insurance
                           Company of New York passed by the Board on November
                           19, 1993.*
                  (d)      Amendment to the By-Laws of Canada Life Insurance
                           Company of New York passed by the Board on November
                           20, 1997.

         (7)      Not applicable

         (8)      (a)(a)   Participation Agreement Between Canada Life Series
                           Fund and Canada Life Insurance Company of New York*
                  (a)(b)   Participation Agreement Between Dreyfus Corporation
                           and Canada Life Insurance Company of New York*
                  (a)(c)   Participation Agreement Between Montgomery Asset
                           Management, L.P. and Canada Life Insurance Company of
                           New York*
                  (a)(d)   Participation Agreement Between Fred Alger and
                           Company, Inc. and Canada Life Insurance Company of
                           New York*
                  (a)(e)   Participation Agreement Among Variable Insurance
                           Products Fund, Fidelity Distributors Corporation and
                           Canada Life Insurance Company of New York
                  (a)(f)   Participation Agreement Among Berger Institutional
                           Products Trust and Canada Life Insurance Company of
                           New York*
                  (a)(g)   Participation Agreement Among Variable Insurance
                           Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York
                  (a)(h)   Participation Agreement Among Variable Insurance
                           Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of New York
                  (a)(i)   Participation Agreement Among Berger Institutional
                           Products Trust, Berger Associates, Inc. and Canada
                           Life Insurance Company of New York
                  (a)(j)   Participation Agreement Between Canada Life Insurance
                           Company of New York and The Dreyfus Socially
                           Responsible Growth Fund, Inc.




------------------------------
* Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-32199), made April 29, 1997.

                  (a)(k) Participation Agreement Between Canada Life Insurance Company of New York and Dreyfus Variable Investment Fund
                  (a)(l) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of New York
                  (a)(m) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York
                  (a)(n) Amendment to Participation Agreement By and Among Canada Life Insurance Company of New York and Montgomery Funds III and Montgomery Asset Management, L.P.



                  (b)      Service Agreement*



         (9)      Opinion and Consent of Counsel*


         (10)     (a)      Consent of Counsel
                  (b)      Consent of Independent Counsel
                  (c)      Consent of Independent Auditors

         (11)     No financial statements were omitted from Item 23.

         (12)     Not applicable


         (13)     Sample Performance Data Calculation









------------------------------

* Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-32199), made April 29, 1997.

Item 25. Directors and Officers of the Depositor


         Name and Principal
          Business Address                   Positions and Offices with Depositor
         ------------------                  ------------------------------------
         David A. Nield (1)                  Chairman and Director
         Ron E. Beettam (2)                  President and Director
         Paul R. McCadam (3)                 Vice-President and Chief Operating Officer
         Mary L. Craft (2)                   Director of Human Resources
         Dr. Robert W. Lund (2)              Medical Director
         Donald K. Cooper (3)                Director of Marketing
         William S. McIlwaine (2)            Director of Group Sales
         Don D. Myers (2)                    Accounting Officer
         Gary M. Haddow (2)                  Administrative Officer
         Kenneth T. Ledwos (2)               Actuary
         Sergio Benedetti (2)                Marketing Actuary
         Janet G. Deskins(2)                 Illustration Actuary
         John W. Pratt (2)                   Actuarial Associate
         Jane W. Elliott (2)                 Internal Auditor
         Roy W. Linden (1)                   Assistant Secretary
         George N. Isaac (1)                 Assistant Treasurer
         Edward P. Ovsenny (1)               Assistant Treasurer
         Brian J. Lynch (1)                  Assistant Treasurer
         Wendy M. Michaud (3)                Chief Underwriter
         Gordon N. Farquhar (4)              Director
         Christopher T. Green (5)            Director
         Alfred F. Kelly (7)                 Director
         D. Allen Loney (1)                  Director
         William B. Morris (8)               Director
         Harry Van Benschoten (9)            Director
         Julius Vogel (10)                   Director
         Alan R. Wentzel (6)                 Director
         Robert R. Beck (3)                  Director of Marketing
         Kevin A. Phelan (1)                 Assistant Treasurer
         Henry A. Rachfalowski (1)           Treasurer


--------------------
(1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
(2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, GA, USA 30339.
(3)      The business address is 500 Mamaroneck Avenue, Harrison, New York, USA
         10528.
(4)      The business address is 43 Meadow Avenue, Weekapaug, Rhode Island, USA
         02891
(5) The business address is 1000 Cathedral Place, 298 Main Street, Buffalo, New York, USA 14202.
(6)      The business address is 320 Park Avenue, New York, NY, USA 10022-6815
(7)      The business address is 232 Crestwood Avenue, Tuckahoe, New York,
         10707-2214
(8) The business address is Apt. 10K, 315 East 70th Street, New York, New York, 100721
(9) The business address is 105 Seminary Street, New Canaan, Connecticut, USA 06840
(10)     The business address is 72 Colt Road, Summit, New Jersey, USA 07901

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


NAME                                      JURISDICTION      PERCENT OF                              PRINCIPAL
----                                      ------------      VOTING SECURITIES OWNED                 BUSINESS
                                                            -----------------------                 --------
The Canada Life Assurance Company            Canada         Mutual Company                          Life and Health
                                                                                                    Insurance

Adason Properties Limited                    Canada         Ownership of all voting securities      Property Management
                                                            through Canada Life

Canada Life Irish Operations Limited         England        Ownership of all voting securities      Life and Health
                                                            through Canada Life                     Insurance

Canada Life Unit Trust Managers              England        Ownership of all voting securities      Unit Trust Management
Limited                                                     through Canada Life  Irish Operations

Canada Life Mortgage Services Ltd.           Canada         Ownership of all voting securities      Mortgage Portfolios
                                                            through Canada Life

The CLGB Property Company Limited            England        Ownership of all voting securities      Real Estate Investment
                                                            through Canada Life Irish Operations

CLASSCO Benefit Services Limited             Canada         Ownership of all voting securities      Administrative
                                                            through Canada Life                     Services

Canada Life Casualty Insurance               Canada         Ownership of all voting securities      Property and Casualty
Company                                                     through Canada Life Insurance           Insurance

INDAGO Capital Management Inc.               Canada         Ownership of 50% of voting              Investment Counseling
                                                            securities through INDAGO Capital
                                                            Management Inc. and 50% by the
                                                            executive employees

Sherway Centre Limited                       Canada         Ownership of all voting securities      Real Estate Broker
                                                            through Canada Life

The Canada Life Assurance Company of     Rep. of Ireland    Ownership of all voting securities      Life and Health
Ireland Limited                                             through Canada Life  Irish Operations   Insurance

Canlife - IBI Investment Services        Rep. of Ireland    Ownership of 50% of voting securities   Unit Trust Management
Limited                                                     through Canada Life Ass. ( Ireland)
                                                            Limited and 50% by the Investment
                                                            Bank of Ireland

Canada Life Financial Services               England        Ownership of all voting securities      Life Insurance
Company Limited                                             through Canada Life Irish Operations

F.S.D. Investments Ltd.                  Rep. of Ireland    Ownership of all voting securities      Unit Fund Sales and
                                                            through Canada Life Assurance           Management
                                                            (Ireland) Limited

Canada Life Insurance Company of               US           Canada Life                             Life and Health
America                                                                                             Insurance

Canada Life of America Financial             Georgia        Ownership of all voting securities      Broker Dealer
Services Inc.                                               through CLICA

NAME                                      JURISDICTION      PERCENT OF                              PRINCIPAL
----                                      ------------      VOTING SECURITIES OWNED                 BUSINESS
                                                            -----------------------                 --------
Canada Life of America Series Fund,         Maryland        Ownership of all voting securities      Mutual Fund
Inc.                                                        through CLICA

CLMS Realty Ltd.                             Canada         99% of the common shares and 100% of    Realtor
                                                            the convertible preference shares are
                                                            owned by Canada Life

Canada Life Pension & Annuities          Rep. of Ireland    Ownership of all voting securities      Life Assurance
(Ireland) Limited                                           through Canada Life Assurance
                                                            (Ireland) Limited

CLAI Limited                             Rep. of Ireland    Ownership of all voting securities      Holding, Service,
                                                            through Canada Life Ireland Holdings    Management, and
                                                            Limited                                 Investment Company

The Canada Life Assurance (Ireland)      Rep. of Ireland    Ownership of all voting securities      Life Insurance,
Limited                                                     through CLAI Limited and the Canada     Pension, and Annuity
                                                            Life Assurance Company of Ireland

CL Capital Management, Inc.              Georgia            Ownership of all voting securities      Investment Advisor
                                                            through CLICA

Canada Life Capital Corporation Inc.     Canada             Ownership of all voting securities      External Sources of
                                                            through Canada Life                     Capital

Canada Life Securing Corporation Inc.    Canada             Ownership of all voting securities      Holding Company
                                                            through Canada Life

The Canada Life Group (UK) Limited       England            Ownership of all voting securities      Holding Company
                                                            through Canada life

Canada Life Holdings (UK) Limited        England            The Canada Life Group (UK) Limited      Holding Company

The Canada Life Assurance Company of     England            The Canada Life Group (UK) Limited      Life and Health
Great Britain Limited                                                                               Insurance

Canada Life Management (UK) Limited      England            The Canada Life Group (UK) Limited      Unit Trust Sales &
                                                                                                    Management

Canada Life Group Services (UK)          England            The Canada Life Group (UK) Limited      Administrative
Limited                                                                                             Services

Canada Life Trustee Services (UK)        England            The Canada Life Group (UK) Limited      Trustee Services
Limited

Canada Life Ireland Holdings Limited     Ireland            Canada Life Irish Operations Limited    Holding Company

MetLife (UK) Limited                     England            Ownership of all voting securities      Holding Company
                                                            through Canada Life

MetLife Group Services Limited           England            Ownership of all voting securities      Administrative Services
                                                            through MetLife (UK) Limited

Metropolitan Unit Trust                  England            Ownership of all voting securities      Unit Trust Services
Managers Limited                                            through MetLife (UK) Limited

Albany International Assurance           England            Ownership of all voting securities      Unit Investment Products
Limited                                                     through MetLife (UK) Limited

Albany Life Assurance Company            England            Ownership of all voting securities      Unit Life and Pension
Limited                                                     through MetLife (UK) Limited            Insurance

Albany Pension Managers and              England            Ownership of all voting securities      Trustee Services
Trustees Limited                                            through Albany Life Assurance Company
                                                            Limited

Item 27. Number of Policy Owners


         As of April 15, 1998 there were 46 owners of Nonqualified Policies and 56 owners of Qualified Policies.


Item 28. Indemnification

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company act of 1940.

The following table provides certain information with respect to each director and officer of CLAFS.


NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH UNDERWRITER
----------------                                ----------------
R.E. Beettam**                              Chairman and Director
D.V. Rough*                                 Treasurer
R.W. Linden*                                Assistant Secretary
K.T. Ledwos**                               Administrative Officer and Director
G.E. Hughes**                               President and Director
K.J. Fillman**                              Administrative Officer
D.D. Myers**                                 Accounting Officer


--------------------
*  The business address is 330 University Avenue, Toronto, Ontario, Canada
   M5G1RS.
** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta,
   Georgia 30339.

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLNY at its Home Office at 500 Mamaroneck Avenue, Harrison, New York 10528 and at 6201 Powers Ferry Rd., N.W., Atlanta, GA 30339.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

       (a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to CLNY at the address or phone number listed in the Prospectus.

       (d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

       (e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

              (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

              (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

              (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of such individuals;

              (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

              The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

       (f) Canada Life Insurance Company of New York hereby represents that fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of New York.

                                  EXHIBIT INDEX



EXHIBIT                    DESCRIPTION OF EXHIBIT
-------                    ----------------------
3(b)(a)           Amendment to Form of Selling Agreement

4(a)              Form of Annuity Policy

4(b)              Riders and Endorsements

5                 Form of Application

6(d)              Amendment to the By-Laws of Canada Life Insurance Company of
                  New York passed by the Board on September 4, 1997.

(8)(a)(e)         Participation Agreement Among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and Canada Life
                  Insurance Company of New York

   (a)(g)         Participation Agreement Among Variable Insurance Products Fund
                  II, Fidelity Distributors Corporation and Canada Life
                  Insurance Company of New York

   (a)(h)         Participation Agreement Among Variable Insurance Products Fund
                  III, Fidelity Distributors Corporation and Canada Life
                  Insurance Company of New York

   (a)(i)         Participation Agreement Among Berger Institutional Products
                  Trust, Berger Associates, Inc. and Canada Life Insurance
                  Company of New York

   (a)(j) Participation Agreement Between Canada Life Insurance Company of New York and The Dreyfus Socially Responsible Growth Fund,
                  Inc.

   (a)(k) Participation Agreement Between Canada Life Insurance Company of New York and Dreyfus Variable Investment Fund

   (a)(l)         Amendment to Participation Agreement Among Variable Insurance
                  Products Fund, Fidelity Distributors Corporation and Canada
                  Life Insurance Company of New York

   (a)(m)         Amendment to Participation Agreement Among Variable Insurance
                  Products Fund II, Fidelity Distributors Corporation and Canada
                  Life Insurance Company of New York

   (a)(n)         Amendment to Participation Agreement By and Among Canada Life
                  Insurance Company of New York and Montgomery Funds III and
                  Montgomery Asset Management, L.P.

10(a)             Consent of Counsel

10(b)             Consent of Independent Counsel

10(c)             Consent of Independent Auditors

13                Sample Performance Data Calculation

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment Number 12 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 24 day of April 1998.


                                 CANADA LIFE INSURANCE COMPANY OF NEW YORK
                                 VARIABLE ANNUITY ACCOUNT 1


                                 By /s/ Ron Beettam
                                    -----------------------------------------
                                    R. E. Beettam, President
                                    Canada Life Insurance Company of New York


                                 CANADA LIFE INSURANCE COMPANY OF NEW YORK


                                 By /s/ Ron Beettam
                                    -----------------------------------------
                                    R. E. Beettam, President



As required by the Securities Act of 1933, this Post-Effective Amendment Number 12 has been signed by the following persons in the capacities and on the dates indicated.



      SIGNATURE              TITLE                        DATE
      ---------              -----                        ----

   D. A. Nield               Chairman and Director        April 24, 1998
-------------------------
D. A. Nield



   /s/ Ron Beettam           President and Director       April 24, 1998
-------------------------
R. E. Beettam



   /s/ Gordon N. Farquhar    Director                     April 24, 1998
-------------------------
G. N. Farquhar



   /s/ Christopher Greene    Director                     April 24, 1998
-------------------------
C. T. Greene



   /s/ A. F. Kelly           Director                     April 24, 1998
-------------------------
A. F. Kelly




   /s/ D. Allen Loney           Director             April 24, 1998
---------------------------
D. A. Loney



   /s/ William B. Morris        Director             April 24, 1998
---------------------------
W. B. Morris



   /s/ H. Van Benschoten        Director             April 24, 1998
---------------------------
H. Van Benschoten



   /s/ Julius Vogel             Director             April 24, 1998
---------------------------
J. Vogel



   /s/ Alan R. Wentzel          Director             April 24, 1998
---------------------------
A. R. Wentzel



   /s/ Don D. Myers             Accounting Officer   April 24, 1998
---------------------------
D. D. Myers



   /s/ H. A. Rachfalowski       Treasurer            April 24, 1998
---------------------------
H. A. Rachfalowski
